UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23953
MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2026
This Form N-CSR pertains to the following series of the Registrant: MFS Active Core Plus Bond ETF, MFS Active Growth ETF, MFS Active Intermediate Muni Bond ETF, MFS Active International ETF, MFS Active Value ETF, MFS Active Mid Cap ETF, MFS Blended Research International Equity ETF, MFS Blended Research Core Equity ETF, MFS Active International Value ETF, MFS Blended Research Small-Mid Cap ETF, and MFS Blended Research Emerging Markets Equity ETF. MFS Blended Research Emerging Markets Equity ETF commenced investment operations on March 5, 2026. MFS Active International Value ETF and MFS Blended Research Small-Mid Cap ETF commenced investment operations on June 4, 2026.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Active Core Plus Bond ETF
Principal Listing Exchange: NYSE
MFSB
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Core Plus Bond ETF	$17	0.34%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	551,107,936	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	464	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit quality
AAA	9.7%
AA	4.6%
A	13.4%
BBB	27.6%
BB	6.6%
B	4.0%
CCC	0.7%
U.S. Government	23.9%
Federal Agencies	6.8%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ECP-SEM

MFS® Active Growth ETF
Principal Listing Exchange: NYSE
MFSG
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Growth ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Growth ETF	$26	0.49%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	379,210,722	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	68
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	46.7%
Communication Services	16.0%
Industrials	9.1%
Consumer Discretionary	8.1%
Health Care	7.2%
Financials	6.4%
Consumer Staples	1.9%
Energy	1.8%
Materials	1.8%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	14.3%
Alphabet, Inc., "A"	11.2%
Apple, Inc.	6.0%
Microsoft Corp.	5.3%
Broadcom, Inc.	3.4%
Visa, Inc., "A"	3.3%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., "A"	2.3%
Arista Networks, Inc.	2.0%
GE Vernova, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EGO-SEM

MFS® Active Intermediate Muni Bond ETF

Principal Listing Exchange: NYSE

MFSM
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Intermediate Muni Bond ETF	$17	0.34%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	103,765,078	Average Effective Maturity (yrs):	8.6
Total Number of Holdings:	419	Average Effective Duration (yrs):	6.4
Portfolio Turnover Rate (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.5%
AA	40.2%
A	31.2%
BBB	17.6%
BB	2.8%
B	0.4%
CC	0.2%
Not Rated	3.2%
Money Market Funds	1.9%
Industries
Healthcare Revenue - Hospitals	10.3%
Utilities - Other	10.0%
Airport Revenue	8.7%
Universities - Colleges	7.6%
Multi-Family Housing Revenue	7.3%
Healthcare Revenue - Long Term Care	6.9%
General Obligations - Schools	6.6%
State & Local Agencies	5.2%
General Obligations - General Purpose	3.7%
Student Loan Revenue	3.6%
Other Industries	28.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMU-SEM

MFS® Active International ETF

Principal Listing Exchange: NYSE

MFSI
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active International ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active International ETF	$30	0.59%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,222,297,101	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd., ADR	2.3%
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Compagnie Financiere Richemont S.A.	2.0%
Rolls-Royce Holdings PLC	2.0%
Novartis AG	1.9%
Roche Holding AG	1.9%
ING Groep N.V.	1.9%
Issuer country weightings
Japan	14.8%
United Kingdom	12.0%
France	11.4%
Switzerland	9.6%
Taiwan	8.4%
China	7.0%
Germany	5.1%
Canada	4.9%
South Korea	3.5%
Other Countries	23.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIE-SEM

MFS® Active Value ETF

Principal Listing Exchange: NYSE

MFSV
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Value ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Value ETF	$23	0.44%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	601,124,791	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	62
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	23.2%
Information Technology	14.7%
Health Care	14.4%
Industrials	14.3%
Consumer Discretionary	9.3%
Utilities	8.4%
Energy	7.0%
Consumer Staples	4.6%
Real Estate	1.6%
Communication Services	0.8%
Materials	0.8%
Top ten holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	5.4%
JPMorgan Chase & Co.	4.5%
Apple, Inc.	2.9%
ExxonMobil Holdings Corp.	2.8%
Cigna Group	2.6%
RTX Corp.	2.3%
Bank of America Corp.	2.3%
Morgan Stanley	2.2%
Chevron Corp.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EVE-SEM

MFS® Blended Research® International Equity ETF

Principal Listing Exchange: NYSE

BRIE
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research International Equity ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research International Equity ETF	$18	0.34%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	489,962,608	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	160
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.0%
Money Market Funds	2.0%
Equity sectors
Financials	24.2%
Information Technology	20.4%
Industrials	13.9%
Consumer Discretionary	6.9%
Health Care	6.8%
Materials	6.3%
Consumer Staples	5.6%
Communication Services	4.8%
Energy	4.8%
Utilities	2.8%
Real Estate	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.6%
Samsung Electronics Co. Ltd.	2.5%
SK hynix, Inc.	2.1%
Rio Tinto PLC	1.9%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
ING Groep N.V.	1.7%
Toronto-Dominion Bank	1.6%
UBS Group AG	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EBI-SEM

MFS® Blended Research® Core Equity ETF

Principal Listing Exchange: NYSE

BRCE
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Core Equity ETF	$13	0.24%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	37,024,147	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	105
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	38.4%
Financials	12.8%
Health Care	10.2%
Communication Services	8.7%
Industrials	8.1%
Consumer Discretionary	8.0%
Consumer Staples	5.1%
Energy	3.8%
Utilities	2.1%
Materials	1.4%
Real Estate	1.1%
Top ten holdings
NVIDIA Corp.	9.3%
Apple, Inc.	7.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.1%
Alphabet, Inc., "A"	2.7%
Broadcom, Inc.	2.4%
Johnson & Johnson	2.3%
Salesforce, Inc.	2.2%
Micron Technology, Inc.	2.2%
Mastercard, Inc., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EBC-SEM

MFS® Active Mid Cap ETF

Principal Listing Exchange: NYSE

MMID
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Mid Cap ETF for the period of March 1, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Mid Cap ETF	$30	0.59%
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	36,220,653	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	107
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	96.8%
Money Market Funds	3.2%
Equity sectors
Industrials	17.7%
Financials	15.2%
Information Technology	12.1%
Health Care	11.5%
Consumer Discretionary	9.3%
Real Estate	7.2%
Energy	6.9%
Materials	6.4%
Utilities	5.8%
Consumer Staples	3.5%
Communication Services	1.2%
Top ten holdings
Global Payments, Inc.	1.9%
Cheniere Energy, Inc.	1.7%
Waters Corp.	1.7%
Becton, Dickinson and Co.	1.6%
Diamondback Energy, Inc.	1.6%
Agilent Technologies, Inc.	1.5%
Wabtec Corp.	1.5%
W.W. Grainger, Inc.	1.4%
Valero Energy Corp.	1.4%
STERIS PLC	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ECM-SEM

MFS® Active International Value ETF

Principal Listing Exchange: NYSE Arca

MIVL
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active International Value ETF for the period of June 4, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active International Value ETF	$14	0.57%
# For the period from the commencement of the fund’s investment operations, June 4, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	25,072,812	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	63
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Top ten holdings
NatWest Group PLC	4.3%
BNP Paribas S.A.	4.2%
UBS Group AG	3.5%
TotalEnergies SE	3.3%
Eni S.p.A.	2.6%
Glencore PLC	2.5%
British American Tobacco PLC	2.5%
Rio Tinto PLC	2.4%
Barclays PLC	2.4%
Henkel AG & Co. KGaA	2.2%
Issuer country weightings
United Kingdom	29.6%
France	17.9%
Japan	13.6%
Italy	5.5%
Ireland	5.5%
Netherlands	5.2%
Switzerland	5.1%
Germany	5.0%
Canada	4.3%
Other Countries	8.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIL-SEM

MFS® Blended Research® Small-Mid Cap ETF

Principal Listing Exchange: NYSE Arca

BRSM
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small-Mid Cap ETF for the period of June 4, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Small-Mid Cap ETF	$9	0.38%
# For the period from the commencement of the fund’s investment operations, June 4, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	27,525,416	Portfolio Turnover Rate (%):	13
Total Number of Holdings:	312
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Industrials	17.5%
Financials	17.1%
Information Technology	14.7%
Health Care	13.9%
Consumer Discretionary	10.0%
Real Estate	7.6%
Materials	5.3%
Energy	4.2%
Utilities	3.4%
Communication Services	3.3%
Consumer Staples	2.8%
Top ten holdings
TechnipFMC PLC	1.1%
Roku, Inc.	1.1%
Box, Inc., "A"	1.1%
Aramark	1.0%
Universal Health Services, Inc.	1.0%
Everest Group Ltd.	1.0%
BILL Holdings, Inc.	1.0%
Popular, Inc.	1.0%
Lincoln National Corp.	1.0%
UGI Corp.	0.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ESM-SEM

MFS® Blended Research® Emerging Markets Equity ETF

Principal Listing Exchange: NYSE

BREE
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Emerging Markets Equity ETF for the period of March 5, 2026 to August 31, 2026. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months#?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Blended Research Emerging Markets Equity ETF	$24	0.44%
# For the period from the commencement of the fund’s investment operations, March 5, 2026 through August 31, 2026. Expenses for a full 6 month semiannual period would have been higher.
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	26,579,681	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	137
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	41.8%
Financials	19.3%
Consumer Discretionary	7.7%
Communication Services	6.8%
Industrials	6.4%
Materials	5.7%
Energy	3.7%
Consumer Staples	3.1%
Health Care	2.7%
Utilities	1.4%
Real Estate	0.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13.6%
SK hynix, Inc.	5.9%
Samsung Electronics Co. Ltd.	5.7%
Tencent Holdings Ltd., ADR	2.9%
Samsung Electronics Co. Ltd.	2.7%
China Construction Bank Corp.	2.2%
Hon Hai Precision Industry Co. Ltd.	1.9%
Alibaba Group Holding Ltd., ADR	1.7%
King Slide Works Co. Ltd.	1.7%
MediaTek, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-637-5637 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EBE-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Active Core Plus Bond ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Core Plus Bond ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Aerospace & Defense – 1.2%
Boeing Co., 6.528%, 5/01/2034	$2,577,000	$2,749,458
Boeing Co., 5.805%, 5/01/2050	159,000	149,881
Bombardier, Inc., 6.75%, 6/15/2033 (n)	1,785,000	1,843,050
TransDigm, Inc., 4.625%, 1/15/2029	330,000	324,028
TransDigm, Inc., 6.375%, 5/31/2033 (n)	1,781,000	1,785,841
		$6,852,258
Asset-Backed & Securitized – 24.8%
ACORE Issuer LLC, 2026-FL1, “B”, 5.552%, 8/20/2043 (n)	$1,750,000	$1,751,791
ACORE Issuer LLC, 2026-FL1, “C”, FLR, 5.752% (SOFR - 1mo. + 2.1%), 8/20/2043 (n)	692,000	693,571
ACREC LLC, 2025-FL3, “AS”, FLR, 5.278% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	97,500	97,500
ACREC LLC, 2026-FL5, “B”, FLR, 5.397% (SOFR - 1mo. + 1.75%), 7/18/2043 (n)	767,875	768,389
Acres PLC, 2026-FL4, “AS”, FLR, 5.338% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	551,500	551,499
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	100,000	100,065
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	217,639	217,770
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	79,242	79,214
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	418,140	417,776
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	147,447	146,393
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	152,325	150,186
Arbor Realty Commercial Real Estate, 2026-FL1, “B”, FLR, 5.652% (SOFR - 1mo. + 2%), 9/20/2043 (n)	1,500,000	1,502,809
Arbor Realty Commercial Real Estate, 2026-FL1, “C”, FLR, 5.852% (SOFR - 1mo. + 2.2%), 9/20/2043 (n)	2,009,424	2,015,535
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.086% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	76,658	76,659
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.936% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	326,998
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 5.989% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	100,000	100,188
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.181% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	120,332	120,031
AREIT 2026-CRE12 Ltd., “B”, FLR, 5.45% (SOFR - 1mo. + 1.8%), 2/18/2044 (n)	1,346,981	1,347,832
Ares CLO Ltd., FLR, 5.51% (SOFR - 3mo. + 1.7%), 1/25/2038 (n)	1,500,000	1,500,748
ARI Fleet Lease Trust, 2026-A, “A2”, 3.96%, 11/15/2034 (n)	141,000	140,208
Aspire Mortgage Trust, 2026-1, “A1”, 4.855%, 1/25/2066 (n)	354,860	349,506
Aspire Mortgage Trust, 2026-2, “A1”, 5.325%, 4/26/2066 (n)	761,680	754,791
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.359% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	350,000	350,512
Bain Capital Credit CLO Ltd., 2019-1A, “CR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 4/19/2034 (n)	2,500,000	2,501,865
Bain Capital Credit CLO Ltd., 2020-3A, “DRR”, FLR, 6.852% (SOFR - 3mo. + 3.1%), 10/23/2034 (n)	935,000	916,262
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	803,892	804,616
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	1,300,000	1,298,825
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	800,000	800,367
Bain Capital Credit CLO Ltd., 2022-3A, “CR”, FLR, 5.649% (SOFR - 3mo. + 1.9%), 7/17/2035 (n)	500,000	500,373
Balboa Bay Loan Funding Ltd., 2024-1A, “D1R”, FLR, 6.329% (SOFR - 3mo. + 2.6%), 7/20/2037 (n)	1,400,000	1,399,097
Bank5, 2026-5YR20, “AS”, 5.336%, 2/15/2059	232,069	230,123
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.083% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)	250,000	249,990
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.283% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	250,000	250,078
BBCMS Mortgage Trust, 2025-C39, “A5”, 5.296%, 12/15/2058	157,895	156,726
BDS Ltd., 2025-FL14, “B”, FLR, 5.339% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	134,096	134,104
BDS Ltd., 2025-FL16, “B”, FLR, 5.497% (SOFR - 1mo. + 1.85%), 6/19/2043 (n)	496,505	494,700
BDS Ltd., 2026-FL17, “AS”, FLR, 5.197% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)	1,000,000	1,000,279
BDS Ltd., 2026-FL17, “C”, FLR, 5.597% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)	636,902	636,898
BDS Ltd., 2026-FL18, “B”, FLR, 5.347% (SOFR - 1mo. + 1.7%), 2/19/2044 (n)	1,580,208	1,580,810
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.592%, 10/15/2058	133,186	133,271
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 5.933% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	400,000	399,605
ECPFS-SEM

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BlueMountain CLO Ltd., 2019-26AR, “CR2”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 10/20/2034 (n)	$1,042,023	$1,042,870
BMO Mortgage Trust, 2026-C15, “A5”, 5.818%, 8/15/2059	1,951,336	1,999,351
BMP Commercial Mortgage Trust, 2024-MF23, “B”, 5.28% (SOFR - 1mo. + 1.6416%), 6/15/2041 (n)	250,000	250,000
BofA Auto Trust, 2026-A, “A2A”, 4.1%, 11/15/2028 (n)	438,000	437,591
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.347%, 8/19/2043 (n)	667,000	667,834
BRSP 2026-FL3 Ltd., “C”, FLR, 5.747% (SOFR - 1mo. + 2.1%), 8/19/2043 (n)	484,000	484,548
BSPRT Issuer Ltd., 2024-FL11, “AS”, 5.734% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	150,000	150,188
BSPRT Issuer Ltd., 2026-FL13, “B”, FLR, 5.638% (SOFR - 1mo. + 2%), 10/18/2043 (n)	2,000,000	2,002,280
Business Jet Securities LLC, 2026-1A, “C”, 8.179%, 6/15/2041 (n)	262,024	262,065
BX Trust, 2025-BCAT, “A”, FLR, 5.019% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	245,477	245,937
BX Trust, 2025-BCAT, “C”, FLR, 5.539% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	70,000	70,241
BX Trust, 2025-BCAT, “D”, FLR, 6.289% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	700,000	703,719
BX Trust, 2026-CLS, “C”, FLR, 5.989% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)	168,000	168,624
BX Trust, 2026-CLS, “D”, FLR, 7.089% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)	176,000	177,091
BX Trust, 2026-CSMO, “A”, FLR, 5.039% (SOFR - 1mo. + 1.4%), 2/15/2043 (n)	2,380,000	2,385,950
BX Trust, 2026-LBTY, “B”, FLR, 5.1% (SOFR - 1mo. + 1.45%), 8/15/2048 (n)	333,965	333,963
BX Trust, 2026-LBTY, “C”, FLR, 5.25% (SOFR - 1mo. + 1.6%), 8/15/2048 (n)	200,099	200,098
BX Trust, 2026-LP3, “D”, FLR, 5.989% (SOFR - 1mo. + 2.35%), 4/15/2043 (n)	1,981,221	1,994,842
BX Trust, 2026-ORBT, “D”, FLR, 5.739% (SOFR - 1mo. + 2.1%), 7/15/2043 (n)	563,726	565,135
BXMT 2021-FL4 Ltd., “A”, FLR, 5.053% ((SOFR - 1mo. + 0.11448%) + 1.05%), 5/15/2038 (n)	167,660	167,609
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	136,067	135,994
CarMax Select Receivables Trust, 2026-B, “A2”, 4.35%, 4/16/2029	366,000	365,867
CarMax Select Recievables Trust, 2026-B, “B”, 4.88%, 10/15/2032	273,000	272,652
Cathedral Lake VI Ltd., FLR, 5.66% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	287,716	287,806
Chesapeake IV Funding, 2026-1A, “A2”, 4.26%, 12/15/2028 (n)	493,000	492,232
CIFC Funding 2024-1AR Ltd., “DR”, FLR, 6.279% (SOFR - 3mo. + 2.55%), 4/18/2037 (n)	3,000,000	2,996,346
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.039% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	166,039	166,454
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	119,616	120,036
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	157,615	157,042
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	67,616	67,629
Columbia Cent CLO Ltd., 2020-30A, “CR2”, FLR, 5.629% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	387,755	383,473
Columbia Cent CLO Ltd., 2021-31A, “CR”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	300,000	297,673
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	250,000	255,458
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	500,000	514,841
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	200,000	201,795
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “AS”, 5.626%, 11/15/2058	188,139	188,631
Commercial Mortgage Pass-Through Certificates, 2026-5YR20, “A3”, 5.104%, 2/15/2059	75,609	75,336
Commercial Mortgage Pass-Through Certificates, 2026-BNK52, “A5”, 5.586%, 5/15/2069	447,406	452,922
CPS Auto Receivables Trust, 2026-B, “A”, 4.35%, 2/15/2030 (n)	492,820	492,504
Dell Equipment Finance Trust, 2026-1A, “A2”, 4.24%, 7/24/2028 (n)	570,000	569,071
Dryden Senior Loan Fund CLO Ltd., 2016-43A, “CR3”, FLR, 5.479% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	250,000	250,455
Dryden Senior Loan Fund CLO Ltd., 2020-83A, “CR2”, FLR, 5.579% (SOFR - 3mo. + 1.85%), 4/18/2037 (n)	1,750,000	1,751,914
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “CR2”, FLR, 5.649% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	999,128	1,001,207
Dryden Senior Loan Fund CLO Ltd., 2022-98A, “CR”, FLR, 5.629% (SOFR - 3mo. + 1.9%), 4/20/2035 (n)	1,500,000	1,502,257
Dwight 2025-FL1, “A”, FLR, 5.3% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	206,500	207,193
Dwight 2026-FL2, “B”, FLR, 5.638% (SOFR - 1mo. + 2%), 1/18/2044 (n)	1,968,000	1,969,307
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	1,100,000	1,099,484
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	221,000	221,049
Elmwood CLO Ltd., 2021-1A, “CRR”, FLR, 5.529% (SOFR - 3mo. + 1.8%), 4/20/2037 (n)	2,500,000	2,500,895
Elmwood CLO Ltd., 2022-2A, “CR”, FLR, 5.583% (SOFR - 3mo. + 1.85%), 4/22/2035 (n)	500,000	500,000
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	163,202	162,836
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	568,000	565,250
General Motors Co., FLR, 4.186% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	250,000	250,433
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	315,667	315,394

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	$907,000	$904,537
GLS Auto Select Receivables Trust, 2026-3A, “A2”, 4.47%, 3/15/2029 (n)	374,000	373,885
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.529% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	600,000	600,693
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.227% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	100,000	101,134
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.229% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	486,979	474,694
HPS Loan Management Ltd., FLR, 5.552% (SOFR - 3mo. + 1.8%), 4/15/2037 (n)	2,000,000	2,005,906
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	41,213	41,244
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	109,000	108,686
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	329,266	320,651
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	152,745	149,648
JPMorgan Mortgage Trust, 2026-NQM5, “A1”, 5.677%, 1/25/2067 (n)	1,167,523	1,165,357
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.48% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	147,000	146,557
LoanCore 2025-CRE8 Ltd., “C”, FLR, 5.78% (SOFR - 1mo. + 2.14145%), 8/17/2042 (n)	2,187,500	2,179,371
LoanCore 2025-CRE9 Ltd., “AS”, FLR, 5.338% (SOFR - 1mo. + 1.7%), 8/18/2042 (n)	2,489,000	2,493,388
LRECS 2025-CRE1 LLC, “B”, FLR, 5.669% (SOFR - 1mo. + 2%), 8/19/2043 (n)	687,327	687,927
Marble Point CLO XXII Ltd., 2021-2AR, “CR2”, FLR, 5.516% (SOFR - 3mo. + 1.8%), 7/25/2034 (n)	394,872	394,872
MF1 2025-FL20 LLC, “C”, FLR, 5.788% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	1,404,267	1,407,758
MF1 2021-FL7 Ltd., “AS”, FLR, 5.203% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	1,000,000	999,570
MF1 2022-FL8 Ltd., “A”, FLR, 4.997% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	82,352	82,352
MF1 2022-FL8 Ltd., “C”, FLR, 5.847% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	1,750,000	1,746,729
MF1 2024-FL16 LLC, “C”, FLR, 6.18% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	350,000	350,000
MF1 2025-FL17 LLC, “A”, FLR, 4.958% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	500,000	500,067
MF1 2025-FL17 LLC, “B”, FLR, 5.43% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	500,000	500,245
MF1 2025-FL17 LLC, “C”, FLR, 5.73% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	888,889	889,322
MF1 2025-FL19 LLC, “A”, FLR, 5.21% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	250,000	250,065
MF1 2025-FL19 LLC, “AS”, FLR, 5.98% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	572,121	572,954
MF1 2025-FL19 LLC, “B”, FLR, 5.63% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	715,568	717,086
MF1 2026-FL21 LLC, “AS”, FLR, 5.188% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	527,037	527,224
MF1 2026-FL21 LLC, “C”, FLR, 5.588% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	2,446,186	2,446,171
MF1 2026-FL22 LLC, “C”, FLR, 5.638% (SOFR - 1mo. + 2%), 11/18/2043 (n)	1,418,818	1,419,743
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	209,208	205,300
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	97,560	97,599
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	164,579	163,047
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	353,011	348,820
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	855,021	837,017
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 5.209%, 3/25/2071 (n)	1,188,820	1,178,603
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	561,240	553,249
MTN Commercial Mortgage Trust, 2026-LPFX, “C”, 5.757%, 5/15/2043 (n)	222,222	220,198
New Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.53%, 5/25/2065 (n)	2,568,986	2,553,892
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	71,516	71,153
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	276,080	273,403
New Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.085%, 10/25/2065 (n)	1,280,854	1,265,384
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	592,469	581,070
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	1,180,768	1,163,253
New Residential Mortgage Loan Trust, 2026-NQM6, “A1”, 5.293%, 5/25/2066 (n)	1,068,821	1,058,344
New Residential Mortgage Loan Trust, 2026-NQM7, “A1”, 5.418%, 6/25/2066 (n)	1,020,778	1,013,042
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 4.833%, 2/25/2066 (n)	1,240,220	1,218,282
New Residential Mortgage Loan Trust, 2026-NQM9, “A1”, 5.674%, 8/25/2066 (n)	1,569,825	1,566,763
Oakre Issuer LLC, 2026-FL1B, “B”, 5.55%, 2/18/2044 (n)	2,285,714	2,286,428
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	117,854	118,253
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	65,193	65,111
OBX Trust, 2025-NQM11, “A1”, 5.418%, 5/25/2065 (n)	2,183,662	2,173,529
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	69,451	69,148
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	70,792	70,269

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	$68,380	$67,782
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	223,433	220,532
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	157,882	155,935
OBX Trust, 2026-INV4, “AF2”, FLR, 5.093% (SOFR - 1mo. + 1.45%), 5/25/2056 (n)	1,368,460	1,370,267
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	319,287	316,496
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.602% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	750,000	751,879
Palmer Square Loan Funding 2024-1A Ltd., “A1R”, FLR, 4.572% (SOFR - 3mo. + 0.82%), 10/15/2032 (n)	225,933	225,792
Palmer Square Loan Funding 2024-1A Ltd., “BR”, FLR, 5.202% (SOFR - 3mo. + 1.45%), 10/15/2032 (n)	120,000	120,004
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.452% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	500,000	499,551
Palmer Square Loan Funding 2025-2A Ltd., “D”, FLR, 8.252% (SOFR - 3mo. + 4.5%), 7/15/2033 (n)	1,375,000	1,381,329
Park Avenue Institutional Advisers CLO Ltd., 2019-2, FLR, 7.152% (SOFR - 3mo. + 3.4%), 10/15/2034 (n)	992,908	986,539
PFP III 2025-12 Ltd., “B”, FLR, 5.68% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	100,000	100,234
PFP III 2026-13 Ltd., “AS”, FLR, 5.288% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	1,000,000	1,003,074
PFP III 2026-13 Ltd., “B”, FLR, 5.488% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	950,000	952,933
PFS Financing Corp., 2026-A, “A”, FLR, 4.336% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	1,142,000	1,144,779
PLYM Commercial Mortgage Trust, 2026-IND, “C”, FLR, 5.289% (SOFR - 1mo. + 1.65%), 3/15/2043 (n)	164,206	164,309
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.043% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	356,761	358,023
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.993% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	198,224	198,268
PMT Loan Trust, 2025-INV12, “A35”, FLR, 4.943% (SOFR - 1mo. + 1.3%), 12/25/2056 (n)	260,689	260,545
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.843% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	217,522	217,040
PMT Loan Trust, 2026-CNF4, “A23”, FLR, 4.993% (SOFR - 1mo. + 1.35%), 5/25/2057 (n)	417,360	417,759
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.793% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	1,272,233	1,262,642
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.093% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	599,082	598,972
PRM Loan Trust, 2025-PRM6, “A”, 4.629%, 7/05/2033 (n)	123,326	121,760
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	156,433	155,605
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	98,203	97,775
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	561,049	557,701
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.193% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	573,909	575,118
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	27,659	27,677
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.613%, 8/25/2056 (n)	1,068,514	1,058,843
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	270,916	270,957
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.349% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	650,000	650,680
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.699% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	250,000	250,615
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.347% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	2,500,000	2,502,310
Stellantis Financial Underwritten Enhanced Lease Trust, 2025-AA, “A2”, 4.63%, 7/20/2027 (n)	25,862	25,882
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	516,027	498,394
STORE Master Funding LLC, 2026-1A, “A2”, 5.31%, 6/20/2056 (n)	1,334,109	1,307,598
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	262,427	256,111
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	300,000	300,500
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.339% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	2,000,000	2,001,416
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.588% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	356,790	356,995
Trinitas CLO Ltd., 2017-6A, “B1R4”, FLR, 5.46% (SOFR - 3mo. + 1.65%), 1/25/2034 (n)	700,000	700,480
Trinitas CLO Ltd., 2024-29A, “D1R”, FLR, 6.603% (SOFR - 3mo. + 2.88%), 10/23/2039 (n)	2,500,000	2,500,000
Unity-Peace Park CLO Ltd., 2022-1A, “CR”, FLR, 5.379% (SOFR - 3mo. + 1.65%), 4/20/2035 (n)	1,242,757	1,242,819
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	97,056	97,343
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	104,880	103,475
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	179,000	178,391
Wind River 2024-1A CLO Ltd., “BR”, FLR, 5.379% (SOFR - 3mo. + 1.65%), 4/20/2037 (n)	2,000,000	2,002,010
		$136,473,464
Auto & Auto Components – 0.6%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$487,000	$486,765
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	660,000	665,705
Hyundai Capital America, 5.3%, 1/08/2030 (n)	246,000	247,474

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Auto & Auto Components – continued
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$1,389,000	$1,438,130
Hyundai Capital America, 5.25%, 6/21/2033 (n)	491,000	481,980
		$3,320,054
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$2,713,000	$2,580,797
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	1,680,000	1,681,683
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	1,216,000	1,199,388
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	2,362,000	2,292,174
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	82,000	80,193
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	3,289,000	3,114,388
LPL Holdings, Inc., 4%, 3/15/2029 (n)	139,000	134,851
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	231,000	219,888
LPL Holdings, Inc., 6%, 5/20/2034	192,000	193,764
LPL Holdings, Inc., 5.75%, 6/15/2035	2,669,000	2,626,933
Nomura Holdings, Inc., 5.043%, 6/10/2036	1,419,000	1,369,683
Nomura Holdings, Inc., 5.545%, 7/14/2036	200,000	195,463
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	1,200,000	1,211,857
		$16,901,062
Building – 1.4%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$1,694,000	$1,640,613
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	2,066,000	2,084,183
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	641,000	630,226
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	1,432,000	1,429,830
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	1,874,000	1,897,350
		$7,682,202
Business Services – 1.9%
Beacon Point DC LLC, 6.129%, 11/30/2042 (n)	$2,356,000	$2,236,095
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	2,024,000	1,809,909
Global Payments, Inc., 2.9%, 11/15/2031	1,965,000	1,716,907
Paychex, Inc., 5.6%, 4/15/2035	2,320,000	2,302,516
QTS Fayetteville I Dc1-2 LLC, 5.7%, 4/15/2036 (n)	2,621,000	2,371,676
		$10,437,103
Chemicals – 0.3%
SCIH Salt Holdings, Inc., 8%, 8/15/2032 (n)	$1,900,000	$1,920,345
Conglomerates – 0.4%
Regal Rexnord Corp., 6.3%, 2/15/2030	$271,000	$279,354
Regal Rexnord Corp., 6.4%, 4/15/2033	1,663,000	1,726,905
		$2,006,259
Consumer Services – 0.8%
CBRE Services, Inc., 5.95%, 8/15/2034	$1,939,000	$1,975,475
CBRE Services, Inc., 5.25%, 6/01/2036	273,000	263,023
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	1,987,000	1,979,617
		$4,218,115

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 0.9%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	$2,267,000	$2,184,787
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	174,000	178,634
SMBC Aviation Capital Finance DAC, 5.2%, 7/23/2031 (n)	704,000	699,603
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	400,000	396,039
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	1,361,000	1,307,441
SMBC Aviation Capital Finance DAC, 5.7%, 7/23/2036 (n)	400,000	395,144
		$5,161,648
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$1,723,000	$1,741,530
Emerging Market Quasi-Sovereign – 0.2%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$400,000	$415,094
Petroleos Mexicanos, 5.95%, 1/28/2031	118,000	116,626
Petroleos Mexicanos, 6.35%, 2/12/2048	443,000	357,362
		$889,082
Emerging Market Sovereign – 3.1%
Commonwealth of Bahamas, 8.95%, 10/15/2032	$1,000,000	$1,117,890
Republic of Argentina, 3.5%, 7/09/2041	1,500,000	1,055,700
Republic of Colombia, 7.75%, 11/07/2036	1,400,000	1,488,900
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	1,300,000	1,381,050
Republic of Ecuador, 6.9%, 7/31/2035	1,200,000	1,097,400
Republic of Guatemala, 6.6%, 6/13/2036	1,400,000	1,461,124
Republic of Hungary, 5.5%, 3/26/2036 (n)	1,400,000	1,378,732
Republic of Panama, 6.7%, 1/26/2036	450,000	472,297
Republic of Paraguay, 6.65%, 3/04/2055	800,000	813,640
Republic of Peru, 5.875%, 8/08/2054	500,000	474,750
Republic of Romania, 6%, 5/25/2034	1,300,000	1,268,160
Republic of Serbia, 6%, 6/12/2034	800,000	799,320
Republic of South Africa, 7.1%, 11/19/2036	1,000,000	1,065,458
Republic of South Africa, 7.25%, 12/11/2055 (n)	1,300,000	1,264,431
Republic of Turkey, 5.95%, 1/15/2031	400,000	391,027
United Mexican States, 6%, 5/07/2036	200,000	195,090
United Mexican States, 6.875%, 5/13/2037	800,000	821,680
United Mexican States, 6.625%, 1/29/2038	500,000	500,750
		$17,047,399
Energy - Independent – 1.0%
EQT Corp., 5%, 1/15/2029	$328,000	$328,238
EQT Corp., 4.75%, 1/15/2031	1,128,000	1,108,375
Occidental Petroleum Corp., 5.55%, 10/01/2034	719,000	725,224
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	571,000	608,351
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	2,532,000	2,496,295
		$5,266,483
Energy - Integrated – 0.3%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$768,000	$788,153
Eni S.p.A., 5.5%, 5/15/2034 (n)	600,000	601,039
		$1,389,192

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment & Leisure – 0.4%
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	$1,952,000	$1,978,608
Food & Beverages – 1.3%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$147,000	$134,304
Constellation Brands, Inc., 4.8%, 5/01/2030	62,000	61,481
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.75%, 4/01/2033	1,183,000	1,199,856
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035	1,873,000	1,894,332
Performance Food Group Co., 6.125%, 9/15/2032 (n)	2,045,000	2,049,245
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	2,079,000	2,004,256
		$7,343,474
Global Systemically Important Banks – 5.5%
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	$418,000	$415,957
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	3,343,000	3,330,099
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	247,000	226,828
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	129,000	129,165
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,000,000	2,193,504
Barclays PLC, 5.586% to 6/26/2036, FLR (SOFR - 1 day + 1.505%) to 6/26/2037	200,000	194,669
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	2,430,000	2,459,724
Citigroup, Inc., 6.5% to 5/15/2031, FLR (CMT - 5yr. + 2.745%) to 5/15/2175	81,000	81,418
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	439,000	385,009
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	2,537,000	2,265,223
Goldman Sachs Group, Inc., 5.655% to 7/21/2036, FLR (SOFR - 1 day + 1.45%) to 7/21/2037	664,000	657,807
Goldman Sachs Group, Inc., 6.85%, 8/10/2174	378,000	387,389
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 11/18/2174	2,442,000	2,423,158
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	680,000	681,601
JPMorgan Chase & Co., 5.766%, 4/22/2035	602,000	613,854
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	2,792,000	2,701,793
JPMorgan Chase & Co., 6.1%, 7/01/2174	294,000	294,437
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	424,000	428,373
Morgan Stanley, 5.17% to 7/14/2031, FLR (SOFR - 1 day + 1.158%) to 7/14/2032	82,000	81,389
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	450,000	443,127
Morgan Stanley, 5.664% to 4/17/2035, FLR (SOFR - 1 day + 1.757%) to 4/17/2036	2,622,000	2,627,812
Morgan Stanley, 5.605% to 7/17/2036, FLR (SOFR - 1 day + 1.429%) to 7/17/2037	246,000	243,563
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	238,000	238,859
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	2,409,000	2,421,633
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	1,000,000	911,789
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	614,000	622,372
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	1,113,000	1,010,014
Wells Fargo & Co., 4.892% to 9/15/2035, FLR (SOFR - 1 day + 1.34%) to 9/15/2036	1,983,000	1,890,856
		$30,361,422
Industrial – 0.6%
Booz Allen Hamilton, Inc., 5.9%, 1/30/2034	$1,000,000	$984,170
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	2,389,000	2,368,558
		$3,352,728
Insurance – 1.2%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$3,066,000	$3,092,284
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	185,000	188,230
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	600,000	616,131
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	1,482,000	1,525,350

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Sammons Financial Group, Inc., 5.95%, 6/15/2036 (n)	$1,124,000	$1,072,710
		$6,494,705
Insurance - Health – 0.4%
Horseshoe Funding Trust I, 6.062%, 2/15/2036 (n)	$2,415,000	$2,398,667
Insurance - Property & Casualty – 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$2,012,000	$1,997,636
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	294,000	291,714
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	1,767,000	1,713,867
Brown & Brown, Inc., 5.65%, 6/11/2034	235,000	233,135
Brown & Brown, Inc., 5.55%, 6/23/2035	2,289,000	2,236,269
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	2,361,000	2,414,252
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	450,000	450,300
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,898,000	1,954,169
		$11,291,342
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$2,109,000	$2,068,100
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$200,000	$206,889
Machinery & Tools – 0.8%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$201,353
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	2,306,000	2,315,937
EquipmentShare.com, Inc., 7.125%, 7/01/2034 (n)	1,804,000	1,775,413
		$4,292,703
Metals & Mining – 1.1%
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	$450,000	$450,693
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	787,000	743,073
FMG Resources (August 2006) Pty Ltd., 6.125%, 4/15/2032 (n)	1,282,000	1,296,201
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	1,575,000	1,572,021
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	1,473,000	1,499,058
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (n)(p)	661,465	667,887
		$6,228,933
Midstream – 2.1%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$1,904,000	$1,742,783
Energy Transfer LP, 5.35%, 1/15/2036	2,591,000	2,527,956
Plains All American Pipeline LP, 5.7%, 9/15/2034	238,000	238,479
Plains All American Pipeline LP, 5.6%, 1/15/2036	2,326,000	2,291,935
Targa Resources Corp., 6.125%, 3/15/2033	2,377,000	2,462,864
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	425,000	399,788
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	2,046,000	2,105,767
		$11,769,572
Mortgage-Backed – 6.9%
Fannie Mae, 4.643%, 2/25/2045 (n)	$36,337	$36,336
Fannie Mae, 2.5%, 10/01/2051 - 7/01/2052	1,384,778	1,131,337
Fannie Mae, 2%, 1/01/2052 - 6/01/2052	2,334,713	1,825,518

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6%, 10/01/2053 - 9/01/2054	$2,579,340	$2,609,254
Fannie Mae, 5.043%, 12/25/2054	98,772	99,434
Fannie Mae, 5.143%, 12/25/2054	1,086,831	1,096,292
Fannie Mae, UMBS, 2.5%, 11/01/2051 - 4/01/2052	377,198	309,137
Fannie Mae, UMBS, 2%, 3/01/2052	1,293,501	1,015,503
Fannie Mae, UMBS, 3%, 6/01/2052 - 8/01/2052	621,569	531,022
Fannie Mae, UMBS, 5%, 12/01/2054	2,069,048	2,003,534
Freddie Mac, 5.643%, 11/25/2053	1,495,229	1,535,880
Freddie Mac, 5.093%, 2/25/2055	204,732	206,310
Freddie Mac , 6%, 3/01/2054	538,460	545,352
Freddie Mac, UMBS, 5%, 8/01/2040 - 6/01/2056	2,928,164	2,866,571
Freddie Mac, UMBS, 3.5%, 9/01/2051 - 9/01/2052	2,003,802	1,778,897
Freddie Mac, UMBS, 2%, 3/01/2052 - 8/01/2052	2,300,991	1,805,074
Freddie Mac, UMBS, 2.5%, 5/01/2052 - 9/01/2052	2,417,275	1,988,728
Freddie Mac, UMBS, 3%, 5/01/2052	1,359,442	1,161,412
Freddie Mac, UMBS, 5.5%, 8/01/2054 - 10/01/2054	960,202	954,988
Freddie Mac, UMBS, 6.5%, 9/01/2054 - 11/01/2054	209,286	216,914
Freddie Mac, UMBS, 6%, 2/01/2055	98,458	100,110
Freddie Mac, UMBS, 4%, 5/01/2055	643,571	587,556
Freddie Mac, UMBS, 4.5%, 11/01/2055 - 2/01/2056	926,484	869,860
Ginnie Mae, 2%, 4/20/2052	336,509	270,276
Ginnie Mae, 2.5%, 4/20/2052	479,020	400,826
Ginnie Mae, 4.838%, 3/20/2054	893,718	896,669
Ginnie Mae, 5.5%, 4/20/2055	179,286	178,186
Ginnie Mae, 7.589%, 5/20/2055	174,305	176,930
Ginnie Mae, 6.117%, 6/20/2055	73,055	69,406
Ginnie Mae, 6.192%, 6/20/2055	41,627	39,569
Ginnie Mae, 4.488%, 9/20/2065	527,741	529,047
Ginnie Mae, 2.255%, 3/20/2066 (i)	167,125	5,756
UMBS, TBA, 5%, 9/14/2056	2,500,000	2,411,379
UMBS, TBA, 5.5%, 9/14/2056	2,675,000	2,647,482
UMBS, TBA, 3%, 9/25/2056	6,225,000	5,304,083
		$38,204,628
Municipals – 0.2%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$684,000	$691,271
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	400,000	402,287
		$1,093,558
Natural Gas - Distribution – 0.0%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$270,000	$248,512
Network & Telecom – 0.4%
NTT Finance Corp., 5.258%, 11/01/2033 (n)	$200,000	$195,812
NTT Finance Corp., 5.502%, 7/16/2035 (n)	2,078,000	2,040,783
		$2,236,595
Non-Global Systemically Important Banks – 1.3%
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	$328,000	$355,532
Capital One Financial Corp., 6.7%, 11/29/2032	670,000	715,170
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	683,000	709,718
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	100,000	101,785
Capital One Financial Corp., 5.197% to 9/11/2035, FLR (SOFR - 1 day + 1.63%) to 9/11/2036	1,845,000	1,759,716

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Capital One Financial Corp., 5.399% to 1/30/2036, FLR (SOFR - 1 day + 1.508%) to 1/30/2037	$164,000	$158,109
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	2,185,000	2,138,538
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)	600,000	600,300
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	445,000	446,917
		$6,985,785
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$2,123,000	$2,120,529
Real Estate - Retail – 0.9%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$2,000,000	$2,017,972
STORE Capital Corp., REIT, 4.5%, 3/15/2028	291,000	289,122
STORE Capital Corp., REIT, 4.625%, 3/15/2029	278,000	274,409
STORE Capital LLC, REIT, 4.95%, 2/11/2031	1,569,000	1,533,829
STORE Capital LLC, REIT, 2.7%, 12/01/2031	957,000	832,170
		$4,947,502
Real Estate - Storage & Office – 1.8%
Boston Properties LP, REIT, 6.5%, 1/15/2034	$259,000	$269,812
Boston Properties LP, REIT, 5.75%, 1/15/2035	3,646,000	3,612,708
Highwoods Realty LP, 5.35%, 1/15/2033	3,394,000	3,321,331
Vornado Realty LP, 5.75%, 2/01/2033	2,537,000	2,528,705
		$9,732,556
Retail & E-commerce – 1.6%
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	$270,000	$266,067
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	35,000	33,748
AutoNation, Inc., 5.89%, 3/15/2035	2,404,000	2,403,324
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	1,965,321	2,109,481
Dick's Sporting Goods, 3.15%, 1/15/2032	2,171,000	1,943,966
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	2,100,000	2,120,206
		$8,876,792
Semiconductor & Electronic Components – 0.3%
Broadcom, Inc., 5.2%, 4/15/2032	$248,000	$245,536
Broadcom, Inc., 3.137%, 11/15/2035	303,000	243,785
Broadcom, Inc., 4.8%, 2/15/2036	1,390,000	1,275,553
		$1,764,874
Software – 0.9%
Oracle Corp., 5.2%, 9/26/2035	$336,000	$301,425
Oracle Corp., 5.7%, 2/04/2036	1,687,000	1,559,874
Oracle Corp., 5.95%, 9/26/2055	95,000	75,474
Salesforce, Inc., 5.2%, 3/15/2033	800,000	789,854
Salesforce, Inc., 5.55%, 3/15/2036	2,261,000	2,219,656
		$4,946,283
Telecommunications - Wireless – 1.0%
American Tower Corp., 5.4%, 1/31/2035	$756,000	$749,428
Rogers Communications, Inc., 3.8%, 3/15/2032	1,998,000	1,835,964
T-Mobile USA, Inc., 2.55%, 2/15/2031	256,000	229,683
T-Mobile USA, Inc., 4.95%, 11/15/2035	608,000	578,188
T-Mobile USA, Inc., 5%, 2/15/2036	166,000	157,761

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.35%, 6/18/2036	$1,531,000	$1,484,284
Vodafone Group PLC, 5.625%, 2/10/2053	369,000	330,458
		$5,365,766
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$227,000	$237,120
B.A.T. Capital Corp., 4.742%, 3/16/2032	252,000	246,590
B.A.T. Capital Corp., 4.625%, 3/22/2033	1,708,000	1,636,049
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	1,704,000	1,748,509
Philip Morris International, Inc., 5.375%, 2/15/2033	735,000	741,629
Philip Morris International, Inc., 5.25%, 2/13/2034	174,000	173,336
Philip Morris International, Inc., 4.875%, 4/30/2035	607,000	583,983
Philip Morris International, Inc., 4.875%, 4/29/2036	138,000	131,880
		$5,499,096
Transportation & Logistics – 0.5%
Triton International Ltd., 5.15%, 2/15/2033	$2,489,000	$2,394,611
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	195,166	209,166
		$2,603,777
Travel, Gaming, & Lodging – 0.3%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$943,000	$951,094
Marriott International, Inc., 2.85%, 4/15/2031	278,000	252,369
Marriott International, Inc., 5.25%, 10/15/2035	604,000	589,687
		$1,793,150
U.S. Treasury Obligations – 24.2%
U.S. Treasury Bonds, 4.5%, 2/15/2044	$1,900,000	$1,747,258
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	5,450,000	5,068,074
U.S. Treasury Bonds, 4.875%, 8/15/2045	5,100,000	4,879,266
U.S. Treasury Bonds, 4.625%, 11/15/2045	54,095,000	50,071,684
U.S. Treasury Bonds, 4.25%, 2/15/2054	3,460,000	2,946,271
U.S. Treasury Bonds, 4.5%, 11/15/2054	5,409,000	4,803,446
U.S. Treasury Bonds, 4.75%, 8/15/2055	1,500,000	1,387,559
U.S. Treasury Bonds, 4.625%, 11/15/2055	23,700,000	21,485,531
U.S. Treasury Bonds, 5%, 5/15/2056	1,700,000	1,638,375
U.S. Treasury Notes, 4.125%, 10/31/2029	13,645,000	13,522,941
U.S. Treasury Notes, 3.875%, 7/31/2030	26,280,000	25,730,789
		$133,281,194
Utilities – 0.8%
Colbun S.A., 5.375%, 9/11/2035 (n)	$605,000	$595,229
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	1,625,000	1,794,974
Pacific Gas & Electric Co., 6.95%, 3/15/2034	220,000	235,300
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	1,886,000	1,949,581
		$4,575,084
Total Bonds (Identified Cost, $553,831,548)		$543,369,020

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds – 2.7%
Money Market Funds – 2.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $14,864,471)	14,864,472	$14,864,471
Other Assets, Less Liabilities – (1.3)%		(7,125,555)
Net Assets – 100.0%		$551,107,936

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$216,755,335, representing 39.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 8/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra 30 yr	Long	USD	10	$1,100,312	December – 2026	$4,844
U.S. Treasury Ultra Note 10 yr	Short	USD	38	4,158,031	December – 2026	6,828
						$11,672
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	344	$70,600,625	December – 2026	$(154,719)
U.S. Treasury Note 5 yr	Long	USD	43	4,545,235	December – 2026	(19,149)
						$(173,868)
At August 31, 2026, the fund had liquid securities collateral with an aggregate value of $502,157 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $568,696,019)	$558,233,491
Foreign currency, at value (identified cost, $28)	28
Receivables for
Fund shares sold	2,449,305
Interest	5,780,647
Total assets	$566,463,471
Liabilities
Payables for
Distributions	$2,240,000
Net daily variation margin on open futures contracts	1,752
Investments purchased	2,687,431
TBA purchase commitments	10,405,801
Payable to affiliates
Investment adviser	20,551
Total liabilities	$15,355,535
Net assets	$551,107,936
Net assets consist of
Paid-in capital	$562,991,422
Total distributable earnings (loss)	(11,883,486)
Net assets	$551,107,936
Shares of beneficial interest outstanding (unlimited number of shares authorized)	22,500,000
Net asset value per share (net assets of $551,107,936 / 22,500,000 shares of beneficial interest outstanding)	$24.49
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Interest	$11,007,715
Dividends from unaffiliated issuers	238,275
Other	20
Total investment income	$11,246,010
Expenses
Management fee	$740,821
Miscellaneous	495
Total expenses	$741,316
Net investment income (loss)	$10,504,694
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(289,297)
Futures contracts	(527,466)
Net realized gain (loss)	$(816,763)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,223,214)
Futures contracts	(161,749)
Net unrealized gain (loss)	$(13,384,963)
Net realized and unrealized gain (loss)	$(14,201,726)
Change in net assets from operations	$(3,697,032)
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$10,504,694	$4,842,553
Net realized gain (loss)	(816,763)	(115,509)
Net unrealized gain (loss)	(13,384,963)	2,679,973
Change in net assets from operations	$(3,697,032)	$7,407,017
Total distributions to shareholders	$(10,675,020)	$(4,986,995)
Change in net assets from fund share transactions	$332,478,996	$188,953,700
Miscellaneous capital	$323,847	$161,607
Total change in net assets	$318,430,791	$191,535,329
Net assets
At beginning of period	232,677,145	41,141,816
At end of period	$551,107,936	$232,677,145
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$25.43	$24.93	$25.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.60	$1.21	$0.29
Net realized and unrealized gain (loss)	(0.98)	0.41	(0.10)(g)
Total from investment operations	$(0.38)	$1.62	$0.19
Less distributions declared to shareholders
From net investment income	$(0.58)	$(1.15)	$(0.28)
From net realized gain	—	(0.01)	—
Total distributions declared to shareholders	$(0.58)	$(1.16)	$(0.28)
Miscellaneous capital (d)	$0.02	$0.04	$0.02
Net asset value, end of period (x)	$24.49	$25.43	$24.93
Total return (%) (s)(x)	(1.42)(n)	6.81	0.86 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34 (a)	0.34	0.34 (a)
Net investment income (loss)	4.82 (a)	4.82	4.98 (a)
Portfolio turnover rate (e)	24 (n)	49	10 (n)
Net assets at end of period (000 omitted)	$551,108	$232,677	$41,142

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Core Plus Bond ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$133,281,194	$—	$133,281,194
Non - U.S. Sovereign Debt	—	18,143,370	—	18,143,370
Municipal Bonds	—	1,093,558	—	1,093,558
U.S. Corporate Bonds	—	163,944,338	—	163,944,338
Residential Mortgage-Backed Securities	—	65,999,868	—	65,999,868
Commercial Mortgage-Backed Securities	—	13,673,791	—	13,673,791
Asset-Backed Securities (including CDOs)	—	95,004,433	—	95,004,433
Foreign Bonds	—	52,228,468	—	52,228,468
Investment Companies	14,864,471	—	—	14,864,471
Total	$14,864,471	$543,369,020	$—	$558,233,491

Other Financial Instruments
Futures Contracts – Assets	$11,672	$—	$—	$11,672
Futures Contracts – Liabilities	(173,868)	—	—	(173,868)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$11,672	$(173,868)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(527,466)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(161,749)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$4,965,985
Long-term capital gains	21,010
Total distributions	$4,986,995
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$569,052,227
Gross appreciation	382,909
Gross depreciation	(11,201,645)
Net unrealized appreciation (depreciation)	$(10,818,736)
As of 2/28/26
Undistributed ordinary income	899,700
Capital loss carryforwards	(176,766)
Other temporary differences	(850,035)
Net unrealized appreciation (depreciation)	2,615,667
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(176,766)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, were as follows:
	Purchases	Sales
U.S. Government securities	$101,229,590	$88,181,084
Non-U.S. Government securities	110,823,770	15,163,881
Securities received and delivered in-kind through subscriptions and redemptions aggregated $220,451,722 and $0, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold	13,350,000	$332,478,996	7,500,000	$188,953,700

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Core Plus Bond ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Core Plus Bond ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Core Plus Bond ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Active Core Plus Bond ETF
Board Review of Investment Management Agreement
MFS Active Core Plus Bond ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment management agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment management agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment management agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment management agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment management agreement and other arrangements with the Fund. The independent Trustees considered that the Fund has a unitary management fee structure, pursuant to which MFS receives a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”),  (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment management agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2025. The total return performance of the Fund was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 5, 2024, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Active Core Plus Bond ETF
Board Review of Investment Management Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the investment management agreement and descriptions of various services performed or procured by MFS under the investment management agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses excluded from the Unitary Fee and therefore payable by the Fund. The Trustees also considered the Fund’s Unitary Fee as compared with the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund’s Unitary Fee and total expense ratio were each approximately at the applicable Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees considered that the investment management agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that the Unitary Fee charged to the Fund represents reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment management agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment management agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

MFS Active Growth ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Growth ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 0.6%
RTX Corp.	11,487	$2,386,194
Auto & Auto Components – 0.9%
Tesla, Inc. (a)	8,947	$3,292,049
Brokerage & Asset Managers – 0.5%
Robinhood Markets, Inc. (a)	16,451	$1,724,229
Chemicals – 1.0%
Linde PLC	7,366	$3,606,246
Construction – 0.5%
CRH PLC	20,605	$1,942,845
Consumer Services – 1.9%
Airbnb, Inc., “A” (a)	25,210	$4,618,976
Uber Technologies, Inc. (a)	36,239	2,741,481
		$7,360,457
Diversified Financial Services – 4.2%
NASDAQ, Inc.	34,987	$3,450,068
Visa, Inc., “A”	33,216	12,601,154
		$16,051,222
Electrical Equipment – 4.1%
AMETEK, Inc.	16,033	$3,770,481
Amphenol Corp., “A”	33,958	5,384,041
Eaton Corp. PLC	9,399	3,777,270
W.W. Grainger, Inc.	1,970	2,579,695
		$15,511,487
Energy - Renewables – 1.9%
GE Vernova, Inc.	7,984	$7,173,863
Engineering - Construction – 0.3%
Comfort Systems USA, Inc.	787	$1,216,403
Entertainment & Leisure – 0.3%
Live Nation Entertainment, Inc. (a)	5,940	$1,068,547
Food & Beverages – 0.9%
Monster Worldwide, Inc. (a)	70,720	$3,247,462
Global Systemically Important Banks – 1.1%
Morgan Stanley	20,137	$4,295,625
EGOFS-SEM
1

MFS Active Growth ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – 11.8%
Apple, Inc.	72,030	$22,822,705
Arista Networks, Inc. (a)	37,796	7,396,299
Coherent Corp. (a)	3,569	991,575
Micron Technology, Inc.	4,619	4,428,374
Sandisk Corp. of Delaware (a)	1,108	1,735,904
SK hynix, Inc., ADR	8,434	1,388,068
Western Digital Corp.	12,796	5,765,238
		$44,528,163
Interactive Media Services – 13.5%
Alphabet, Inc., “A”	124,944	$42,399,746
Meta Platforms, Inc., “A”	15,565	8,908,472
		$51,308,218
Machinery & Tools – 2.3%
Caterpillar, Inc.	3,590	$2,862,917
Parker Hannifin Corp.	3,158	3,093,072
Trane Technologies PLC	6,557	2,913,931
		$8,869,920
Media – 1.0%
Spotify Technology S.A. (a)	4,129	$2,244,607
TKO Group Holdings, Inc.	9,078	1,657,734
		$3,902,341
Medical & Health Technology & Services – 0.5%
IDEXX Laboratories, Inc. (a)	3,348	$1,863,798
Medical Equipment – 5.2%
Abbott Laboratories	18,499	$2,041,550
Boston Scientific Corp. (a)	16,663	804,823
Danaher Corp.	12,090	2,581,940
Medtronic PLC	41,273	3,741,397
Thermo Fisher Scientific, Inc.	9,063	5,592,777
Waters Corp. (a)	12,066	5,002,926
		$19,765,413
Metals & Mining – 1.4%
ATI, Inc. (a)	10,031	$2,048,330
Cameco Corp.	20,228	1,997,717
Freeport-McMoRan, Inc.	16,832	1,274,856
		$5,320,903
Natural Gas - Pipeline – 0.7%
Williams Cos., Inc.	36,314	$2,725,366
Non-Global Systemically Important Banks – 0.6%
Fifth Third Bancorp	38,413	$2,065,467
Oil Services – 0.6%
Baker Hughes Co.	35,505	$2,256,343
2

MFS Active Growth ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – 1.5%
Eli Lilly & Co.	1,328	$1,536,137
Gilead Sciences, Inc.	28,973	4,239,909
		$5,776,046
Restaurants – 0.8%
Starbucks Corp.	29,754	$3,161,362
Retail & E-commerce – 3.9%
Amazon.com, Inc. (a)	42,416	$11,018,405
TJX Cos., Inc.	29,231	3,914,323
		$14,932,728
Semiconductor & Electronic Components – 24.5%
Advanced Micro Devices (a)	9,779	$4,603,171
ASM International N.V.	2,515	2,360,408
Broadcom, Inc.	35,035	12,974,862
KLA Corp.	35,723	6,267,600
Lam Research Corp.	20,551	6,195,921
NVIDIA Corp.	244,907	54,070,568
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,067	6,257,626
		$92,730,156
Software – 9.0%
Autodesk, Inc. (a)	8,779	$2,269,635
Cadence Design Systems, Inc. (a)	9,075	3,074,429
Microsoft Corp.	39,473	20,024,258
Shopify, Inc. (a)	24,638	3,630,902
Snowflake, Inc., “A” (a)	15,665	5,191,851
		$34,191,075
Telecom - Infrastructure – 0.3%
Equinix, Inc., REIT	1,213	$1,269,671
Telecom Services – 1.2%
Space Exploration Technologies, “A” (a)	30,419	$4,370,906
Tobacco – 1.0%
Philip Morris International, Inc.	20,186	$3,780,838
Travel, Gaming, & Lodging – 1.3%
Marriott International, Inc., “A”	9,601	$3,281,238
Viking Holdings Ltd. (a)	19,206	1,654,405
		$4,935,643
Total Common Stocks (Identified Cost, $330,240,905)		$376,630,986
Mutual Funds – 0.7%
Money Market Funds – 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $2,478,908)	2,478,908	$2,478,908
Other Assets, Less Liabilities – 0.0%		100,828
Net Assets – 100.0%		$379,210,722
3

MFS Active Growth ETF
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Active Growth ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $332,719,813)	$379,109,894
Foreign currency, at value (identified cost, $7)	7
Receivables for
Interest and dividends	131,185
Other assets	1,934
Total assets	$379,243,020
Liabilities
Payable to custodian	$26
Payable to affiliates
Investment adviser	20,562
Accrued expenses and other liabilities	11,710
Total liabilities	$32,298
Net assets	$379,210,722
Net assets consist of
Paid-in capital	$340,484,455
Total distributable earnings (loss)	38,726,267
Net assets	$379,210,722
Shares of beneficial interest outstanding (unlimited number of shares authorized)	12,625,000
Net asset value per share (net assets of $379,210,722 / 12,625,000 shares of beneficial interest outstanding)	$30.04
See Notes to Financial Statements
5

MFS Active Growth ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,008,225
Income on securities loaned	3,298
Other	1,587
Foreign taxes withheld	(14,338)
Total investment income	$998,772
Expenses
Management fee	$783,529
Total expenses	$783,529
Net investment income (loss)	$215,243
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(6,856,264)
Foreign currency	(499)
In-kind redemptions – unaffiliated issuers	5,868,261
Net realized gain (loss)	$(988,502)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$31,216,280
Net realized and unrealized gain (loss)	$30,227,778
Change in net assets from operations	$30,443,021
See Notes to Financial Statements
6

MFS Active Growth ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$215,243	$95,872
Net realized gain (loss)	(988,502)	(4,958,134)
Net unrealized gain (loss)	31,216,280	16,272,973
Change in net assets from operations	$30,443,021	$11,410,711
Total distributions to shareholders	$—	$(126,553)
Change in net assets from fund share transactions	$156,308,744	$138,730,003
Miscellaneous capital	$6,657	$(9,024)
Total change in net assets	$186,758,422	$150,005,137
Net assets
At beginning of period	192,452,300	42,447,163
At end of period	$379,210,722	$192,452,300
See Notes to Financial Statements
7

MFS Active Growth ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$27.11	$24.61	$25.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$0.01
Net realized and unrealized gain (loss)	2.91	2.50	(0.84)
Total from investment operations	$2.93	$2.52	$(0.83)
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$—
Miscellaneous capital	$0.00 (w)	$(0.00)(w)	$—
Net asset value, end of period (x)	$30.04	$27.11	$24.61
Total return (%) (s)(x)	10.81 (n)	10.25	(3.28)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.49 (a)	0.49	0.49 (a)
Net investment income (loss)	0.13 (a)	0.07	0.12 (a)
Portfolio turnover rate (e)	28 (n)	50	4 (n)
Net assets at end of period (000 omitted)	$379,211	$192,452	$42,447

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Active Growth ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Growth ETF (the fund) is a non-diversified series of MFS Active Exchange Traded Funds Trust (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
9

MFS Active Growth ETF
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$376,630,986	$—	$—	$376,630,986
Investment Companies	2,478,908	—	—	2,478,908
Total	$379,109,894	$—	$—	$379,109,894
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
10

MFS Active Growth ETF
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$126,553
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$332,795,306
Gross appreciation	51,992,276
Gross depreciation	(5,677,688)
Net unrealized appreciation (depreciation)	$46,314,588
As of 2/28/26
Capital loss carryforwards	(6,815,062)
Net unrealized appreciation (depreciation)	15,098,308
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,723,257)
Long-Term	(91,805)
Total	$(6,815,062)
11

MFS Active Growth ETF
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.49% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $1,587, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $88,543,408 and $87,464,210, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $174,116,808 and $20,644,070, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold	6,375,000	$181,642,598	5,600,000	$144,941,412
Shares reacquired	(850,000)	(25,333,854)	(225,000)	(6,211,409)
Net change	5,525,000	$156,308,744	5,375,000	$138,730,003
12

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Growth ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Growth ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Growth ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
13

MFS Active Growth ETF
Board Review of Investment Management Agreement
MFS Active Growth ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment management agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment management agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment management agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment management agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment management agreement and other arrangements with the Fund. The independent Trustees considered that the Fund has a unitary management fee structure, pursuant to which MFS receives a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”),  (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment management agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2025. The total return performance of the Fund was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 5, 2024, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
14

MFS Active Growth ETF
Board Review of Investment Management Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the investment management agreement and descriptions of various services performed or procured by MFS under the investment management agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses excluded from the Unitary Fee and therefore payable by the Fund. The Trustees also considered the Fund’s Unitary Fee as compared with the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund’s Unitary Fee and total expense ratio were each lower than the applicable Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees considered that the investment management agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that the Unitary Fee charged to the Fund represents reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment management agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment management agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
15

MFS Active Intermediate Muni Bond ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Intermediate Muni Bond ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Alabama – 5.3%
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “B”, 5%, 9/01/2033	$250,000	$253,760
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “B”, 5%, 11/01/2033	100,000	104,846
Alabama Energy Southeast Cooperative District, Energy Supply Rev., “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	5,000	5,255
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	100,000	102,524
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 4.3%, 3/01/2056 (Put Date 3/01/2033)	100,000	98,623
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	165,000	164,630
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5%, 12/01/2034	390,000	404,560
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	110,000	110,819
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2034	100,000	105,594
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	310,000	328,080
Black Belt Energy Gas District, AL, Gas Project Rev., “E”, 5%, 7/01/2033	275,000	285,991
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 10/01/2033	415,000	435,163
Black Belt Energy Gas District, AL, Gas Project Rev., “I”, 5%, 6/01/2036	500,000	513,988
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 12/01/2033	425,000	446,627
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	250,000	260,075
Black Belt Energy Gas District, AL, Gas Project Rev., “D”, 5%, 3/01/2055 (Put Date 11/01/2034)	250,000	260,141
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2034	150,000	156,125
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5%, 12/01/2035	190,000	197,767
Coffee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	500,000	518,113
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5.125%, 8/01/2044	250,000	257,220
Lower Alabama Gas District, Gas Project Rev., “A”, 5%, 9/01/2034	210,000	217,947
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	250,000	254,326
		$5,482,174
Alaska – 1.0%
Alaska Municipal Bond Bank Authority, General Obligation & Refunding, “2”, 5%, 12/01/2028	$260,000	$270,629
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	200,000	217,843
Anchorage, AK, Port Rev., “A”, AGM, 5.25%, 2/01/2039	500,000	535,438
		$1,023,910
Arizona – 1.8%
Arizona Industrial Development Authority, Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2036	$250,000	$253,708
Arizona Industrial Development Authority, Multi-Family Housing Refunding Rev. (Southgate-Canterbury House Project), 4.05%, 8/01/2036	250,000	241,387
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2037	135,000	142,438
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2038	190,000	193,589
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2039	175,000	181,639
Arizona Industrial Development Authority, Student Housing Rev. (Provident Group - NCCU Properties LLC - North Carolina Central University Project), “A”, BAM, 5%, 6/01/2049	250,000	251,154
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 4.15%, 9/01/2040	245,000	232,396
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 3%, 12/01/2035 (Put Date 11/02/2026)	100,000	99,953
EMUFS-SEM
1

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6%, 7/01/2055	$240,000	$260,603
		$1,856,867
Arkansas – 0.9%
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2035	$415,000	$414,964
Arkansas Development Finance Authority, Resource Recovery Rev. (Weyerhaeuser Co. Project), 3.875%, 10/15/2065 (Put Date 10/15/2032)	100,000	99,192
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “B”, GNMA, 2.875%, 7/01/2057 (Put Date 5/15/2027)	100,000	99,936
Trustees of the University of Central Arkansas, Student Fee Rev., “A”, BAM, 4%, 11/01/2038	350,000	344,157
		$958,249
California – 5.0%
Burbank, Glendale & Pasadena, CA, Airport Authority Senior Rev., “B”, 5%, 7/01/2037	$275,000	$299,218
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	155,000	159,118
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	100,000	106,164
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 12/01/2055 (Put Date 10/01/2033)	700,000	725,195
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	250,000	267,210
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 7/01/2035	100,000	107,189
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	250,000	263,172
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 6/01/2036	180,000	192,317
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 2/01/2055 (Put Date 11/01/2032)	500,000	525,876
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “G”, 5%, 10/01/2034	205,000	216,523
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	245,000	261,566
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	241,737	240,372
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	259,706
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	170,000	176,043
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2028	85,000	87,932
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2029	100,000	104,549
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	100,000	105,495
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	350,000	357,240
San Bernardino County, CA, Housing Authority General Rev. (Valencia Grove II Apartments), “A”, 4.125%, 7/01/2036	500,000	500,551
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2034	195,000	200,538
		$5,155,974
Colorado – 5.1%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$110,000	$116,432
Adams County, CO, Bromley Park Metropolitan District No. 3, General Obligation, AGM, 5%, 12/01/2039	225,000	237,990
Arapahoe County, CO, Cherry Creek School District No. 5, General Obligation, 5.25%, 12/15/2042	500,000	540,046
Bennett, CO, Wastewater Rev., AGM, 5%, 12/01/2044	250,000	257,767
Boulder County, CO, STC Metropolitan District No. 2, General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	215,000	228,093
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Stargate Charter School Project), “A”, 5.25%, 12/01/2045	100,000	100,827
Colorado Health Facilities Authority Refunding Rev. (Frasier Meadows Manor), “A”, 5%, 5/15/2040	100,000	102,100
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	245,000	262,047
Colorado Housing Catalyst General Credit Enhanced, Multi-Family Housing Rev. (Village on Eastbrook Apartments Project), “A”, 5%, 5/01/2044	275,000	274,704
Denver, CO, City & County Board of Water Commissioners, Water Rev., “A”, 5%, 9/15/2047	210,000	211,899
Denver, CO, City & County Housing Authority, Multi-Family Housing Rev. (4965 Washington Street Project), “A”, 5%, 12/01/2045	10,000	9,985
2

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Denver, CO, Department of Aviation Airport System Rev., “A”, 5%, 11/15/2029	$110,000	$112,375
Denver, CO, International Metropolitan District No. 14, Limited Tax Obligation, General Obligation Refunding and Improvement, “A”, AGM, 5%, 12/01/2036	500,000	527,276
Douglas County, CO, Lanterns Metropolitan District No. 1, Limited Tax General Obligation Refunding & Improvement, AGM, 5%, 12/01/2034	250,000	262,920
Douglas County, CO, Mirabelle Metropolitan District No. 2, Limited Tax General Obligation Refunding, “A”, AGM, 5%, 12/01/2040	105,000	107,914
Grand River, CO, Hospital District, Garfield & Mesa Counties, General Obligation, AGM, 6%, 12/01/2043	250,000	280,127
Jefferson County, CO, City of Arvada, Jefferson Center Metropolitan District No. 2, Special Refunding Rev., “A”, 5%, 12/01/2036	100,000	98,419
Larimer County, CO, Berthoud-Heritage Metropolitan District No. 1, Limited Tax General Obligation Refunding, AGM, 5%, 12/01/2038	135,000	139,773
Larimer County, CO, Berthoud-Heritage Metropolitan District No. 1, Limited Tax General Obligation Refunding, AGM, 5%, 12/01/2039	125,000	128,014
Lone Tree, CO, Rampart Range Metropolitan District No. 1, Limited Tax Supported & Special Rev., AGM, 5%, 12/01/2044	300,000	306,736
Montrose, CO, Sewer Utility Rev., BAM, 5%, 12/01/2044	300,000	313,000
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Improvement & Refunding Rev., AGM, 5%, 12/01/2044	300,000	309,174
Routt County, CO, Airport Rev. (Yampa Valley Regional Airport), 5.25%, 6/01/2044	220,000	225,034
Weld County, CO, Greeley City Center West Residential Metropolitan District No. 2, General Obligation Refunding Rev., AGM, 5.5%, 12/01/2045	100,000	105,129
		$5,257,781
Connecticut – 1.2%
Connecticut Aquarion Water Authority, Subordinate Water System Rev., “D”, 5.25%, 8/01/2039	$100,000	$109,168
Connecticut Health & Educational Facilities Authority Rev. (Fairfield University Issue), “W”, 5%, 7/01/2044	500,000	522,086
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2036	100,000	104,132
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (CHESLA Loan Program), “B-1”, 5.25%, 11/15/2034	250,000	266,717
Connecticut State Health & Educational Facilities Authority Rev. (Fairview Issue), 4.4%, 12/15/2031	190,000	190,804
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	100,000	100,709
		$1,293,616
Delaware – 0.2%
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	$215,000	$230,481
District of Columbia – 0.5%
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Mortgage Rev. (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$100,000	$102,558
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	250,000	256,870
Metropolitan Washington, D.C., Airports Authority, System Refunding Rev., “A”, 5%, 10/01/2036	115,000	117,861
		$477,289
Florida – 5.2%
Brevard County, FL, Health Facilities Authority, Hospital Rev. (Health First Obligated Group), “A”, 5%, 7/01/2036	$500,000	$541,624
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	100,000	100,750
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	125,000	125,503
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone - Florida Tech Student Housing I LLC-Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	100,000	95,905
Florida Development Finance Corp. Rev. (Brightline Florida Passenger Rail Project), AGM, 5%, 7/01/2044	175,000	171,975
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	250,000	252,939
Florida Higher Educational Facilities Financing Authority Rev. (Nova Southeastern University Project), 5%, 4/01/2036	105,000	105,060
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (The Enclave at Canopy Park), “I”, 3.3%, 7/01/2058 (Put Date 1/01/2028)	250,000	250,412
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031	200,000	200,796
3

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Florida Pompano Beach Rev. (John Knox Village Project), 5%, 9/01/2039	$150,000	$150,029
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2042	250,000	261,892
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “A”, 5%, 10/01/2035	180,000	189,369
Lee County, FL, Airport Rev., “A-1”, 5.25%, 10/01/2044	150,000	155,823
Lee County, FL, Airport Rev., “B”, 4%, 10/01/2038	250,000	237,384
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	200,000	202,710
Miami Beach, FL, Health Facilities Authority, Hospital Refunding Rev. (Mount Sinai Medical Center of Florida), “A”, 5%, 11/15/2039	500,000	525,878
Miami-Dade County, FL, Industrial Development Authority, Educational Facilities Rev. (Mater Academy Projects), 5%, 6/15/2041	110,000	110,615
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	250,000	262,836
Orlando, FL, Community Development Agency, Tax Increment Rev., “A”, BAM, 5%, 9/01/2032	500,000	537,631
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Rev., “A”, 5%, 10/01/2038	665,000	701,807
Pensacola, FL, Airport Rev., 5.25%, 10/01/2043	200,000	208,995
		$5,389,933
Georgia – 3.5%
Atlanta, GA, Airport General Rev. (Green Bonds), “B-1”, 5.25%, 7/01/2039	$500,000	$537,206
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	100,000	100,345
Cobb County, GA, Development Authority, Student Housing Junior Subordinate Refunding Rev. (KSU Housing Real Estate Foundations Projects), “C”, 5%, 6/15/2037	110,000	114,268
Commerce, GA, School District General Obligation, 6%, 8/01/2043	250,000	283,169
DeKalb County, GA, Housing Authority, Affordable Multi-Family Housing Refunding Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	120,000	117,302
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	430,000	439,010
Georgia Main Street Energy, Inc., Energy Project Rev., “A”, 5%, 10/01/2033	155,000	162,725
Georgia Main Street Energy, Inc., Energy Project Rev., “D”, 5%, 12/01/2033	250,000	261,607
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	210,000	221,611
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	345,000	365,147
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	250,000	260,845
Paulding County, GA, Hospital Authority Rev. (Wellstar Health System, Inc.), “A”, 5%, 4/01/2036	500,000	550,745
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel First Tier), “A”, 5.25%, 6/01/2040	100,000	102,826
Savannah, GA, Convention Center Authority Rev. (Convention Center Hotel Second Tier), “B”, 5.5%, 6/01/2040	135,000	131,575
		$3,648,381
Hawaii – 0.4%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$200,000	$206,517
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	215,000	210,911
		$417,428
Idaho – 0.1%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$70,000	$75,483
Illinois – 5.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.25%, 4/01/2033	$100,000	$108,909
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	250,000	254,579
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	130,000	132,186
Chicago, IL, General Obligation, “A”, 5%, 1/01/2041	100,000	96,014
Chicago, IL, Midway Airport Refunding Rev., “A”, 5%, 1/01/2028	250,000	256,361
Cook County, IL, Community College District No. 152 1/2 (Hazel Crest), AGM, 5%, 12/01/2036	300,000	321,565
Illinois Finance Authority Rev. (Springfield Sustainable Energy Partners), 5%, 4/01/2039	500,000	525,221
Illinois Finance Authority Rev. (The Moorings of Arlington Heights), “A”, 5%, 11/01/2036	125,000	130,972
Illinois Finance Authority Rev. (University of Chicago), “A”, 5.25%, 4/01/2043	100,000	105,152
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2035	365,000	386,065
4

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	$100,000	$94,921
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	200,000	198,512
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	200,000	203,527
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2044	270,000	272,707
Illinois State Toll Highway Authority, Senior Rev., “A”, 5.25%, 1/01/2045	150,000	157,276
Lake County, IL, Mundelein Park & Recreation District, General Obligation Park (Alternate Rev. Source), “B”, 5%, 3/01/2039	205,000	216,329
Northeastern, IL, Board of Trustees, University Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037	100,000	105,628
Paris, IL, Union School District No. 95, General Obligation, AGM, 5%, 11/01/2045	250,000	255,138
Richland, Wayne, Jasper, Clay and Lawrence Counties, IL, Community Unit School District No. 1, General Obligation, BAM, 5%, 12/01/2038	670,000	709,947
St. Clair County, IL, Community Unit School District No. 187, General Obligation School, “A”, AGM, 5%, 1/01/2040	395,000	413,739
State of Illinois, General Obligation, 5.5%, 5/01/2039	250,000	261,441
Tazewell County, IL, School District No. 52, General Obligation, BAM, 6.5%, 12/01/2042	100,000	113,399
Trustees of the University of Illinois, Housing and Auxiliary Facilities System Rev., “A”, BAM, 5%, 4/01/2039	310,000	317,422
		$5,637,010
Indiana – 2.5%
Clark County, IN, Greater Clark Building Corp., Ad Valorem Property Tax First Mortgage, “B”, 5%, 7/15/2037 (w)	$500,000	$537,494
Gary/Chicago, IN, International Airport Authority, Development Zone Rev., AGM, 5.25%, 2/01/2042	100,000	105,600
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,006
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	120,000	127,616
Indiana Finance Authority, Educational Facilities Rev. (DePauw University Project), 5%, 10/01/2041	255,000	257,757
Indiana Finance Authority, Educational Facilities Rev. (Marian University Project), 5%, 9/15/2036	250,000	258,374
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	65,000	65,890
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 4%, 6/01/2046	100,000	91,302
Lawrence County, IN, North Lawrence Community School Buildings Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038	100,000	106,344
Madison, IN, Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038	500,000	534,531
Westfield Washington, IN, Multi-School Building Corp. (Hamilton County), “A”, BAM, 5.25%, 7/15/2043	250,000	263,536
Whiting, IN, Environmental Facilities Refunding Rev. (BP Products North America, Inc. Project), 4%, 12/01/2044 (Put Date 6/10/2033)	100,000	99,628
		$2,548,078
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$250,000	$268,937
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2035	280,000	299,030
PEFA, Inc., Iowa Gas Project Rev., “A”, 5%, 4/01/2035	100,000	104,562
		$672,529
Kansas – 0.9%
Garden City, KS, Sales Tax Special Obligation Rev. (Sports of the World Star Bond Project-Phase II), 4.25%, 6/01/2033	$100,000	$99,723
Miami County, KS, Osawatomie Unified School District No. 367, General Obligation, BAM, 5.25%, 9/01/2042	300,000	310,295
Sedgwick County, KS, Unified School District No. 263, General Obligation School Building, “A”, AGM, 5%, 9/01/2039	500,000	527,158
		$937,176
Kentucky – 1.2%
Carroll, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.25%, 10/01/2034	$100,000	$99,449
Kentucky Bond Development Corp., Hospital Rev. (Baptist Healthcare System Obligated Group), “A”, AGM, 5%, 8/15/2055 (Put Date 8/15/2035)	500,000	547,237
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2032	125,000	130,005
Kentucky Economic Development Finance Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2035	125,000	128,778
5

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kentucky – continued
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	$370,000	$376,086
		$1,281,555
Louisiana – 2.4%
Juban Crossing, LA, Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2036	$250,000	$264,732
Louisiana Board of Supervisors of State University & Agriculture & Mechanical College, Auxiliary Refunding Rev., BAM, 5%, 7/01/2035	250,000	276,648
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Calcasieu Parish School Project), BAM, 5%, 12/01/2039	250,000	261,096
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2036	355,000	356,105
New Orleans, LA, Public Improvement, “A”, 5%, 12/01/2034	250,000	268,108
Ruston, LA, Sales Tax Rev., AGM, 5%, 6/01/2036	500,000	540,131
St. Tammany Parish, LA, Hospital Service District No. 1, Hospital Rev., “A”, 5%, 7/01/2056 (Put Date 7/01/2036)	500,000	544,618
		$2,511,438
Maine – 0.6%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$101,717
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	100,000	103,990
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	70,000	70,753
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	300,000	293,803
		$570,263
Maryland – 0.7%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University O'Connell Project), “A”, AGM, 5%, 7/01/2039	$350,000	$368,345
Maryland Health & Higher Educational Facilities Authority Rev. (Kennedy Krieger Institute, Inc.), “A”, 5.25%, 7/01/2044	100,000	102,411
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 4%, 6/01/2042	210,000	171,508
Maryland Health & Higher Educational Facilities Authority Rev. (TidalHealth, Inc.), “C”, AGM, 5%, 7/01/2042	100,000	103,872
		$746,136
Massachusetts – 2.6%
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	$195,000	$210,038
Massachusetts Development Finance Agency Refunding Rev. (Mass General Brigham), “A”, 5%, 7/01/2041	250,000	264,449
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), “A”, 5%, 7/01/2036	500,000	500,547
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “D”, 5%, 7/01/2044	235,000	230,670
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “Q”, 5%, 12/01/2039	370,000	394,834
Massachusetts Development Finance Agency Rev. (Middlesex Sustainable Energy Partners), “A”, 5.5%, 10/01/2039	250,000	268,385
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	125,000	125,934
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	165,000	165,014
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	125,000	116,043
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	300,000	315,665
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	105,000	107,208
		$2,698,787
Michigan – 2.1%
Ionia, MI, Public Schools, General Obligation Unlimited Tax Building Site Bonds, “I”, 5%, 5/01/2044	$500,000	$521,213
Kent County, MI, Wyoming Public Schools, Unlimited Tax General Obligation Building & Site Bonds, BAM, 5%, 5/01/2040	250,000	268,507
Michigan Strategic Fund, Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2043	500,000	500,777
Michigan Strategic Fund, Limited Obligation Tax Capture Rev. (Bedrock Detroit-Transformational Brownfield Plan Project), 4.25%, 10/01/2036	100,000	99,778
Oakland, Washtenaw, & Livingston Counties, MI, South Lyon Community Schools, School Building & Site Bonds (General Obligation-Unlimited Tax), “I”, 5%, 5/01/2044	500,000	519,620
6

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Michigan – continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2042	$250,000	$250,913
		$2,160,808
Minnesota – 3.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2037	$150,000	$151,988
Edina, MN, General Obligation Capital Improvement Plan and Sales Tax Rev., “B”, 4%, 2/01/2042	250,000	241,637
Minneapolis, MN, Health Care Systems Rev. (Fairview Health Services), “A”, 5%, 11/15/2035	160,000	162,981
Minnesota General Obligation State Trunk Highway Rev., “B”, 4%, 8/01/2041	500,000	485,857
Minnesota Housing Finance Agency, Residential Housing Finance Rev. (Social Bonds), “K”, GNMA, 4.25%, 7/01/2036	950,000	940,427
Minnesota Housing Finance Agency, Residential Housing Finance Rev., “F”, 5.75%, 7/01/2053	180,000	190,064
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	100,000	102,667
Minnetonka, MN, Independent School District No. 276, General Obligation School Building, Capital Appreciation, “A”, 0%, 2/01/2043	200,000	97,353
Saint Paul, MN, Metropolitan Airports Commission Subordinate Rev., “B”, 5.25%, 1/01/2042	190,000	198,928
St. Cloud, MN, Health Care Rev. (CentraCare Health System), 5%, 5/01/2036	500,000	544,451
		$3,116,353
Missouri – 1.3%
Johnson County, MO, Knob Noster R-VIII School District, COP, 5%, 4/01/2043	$300,000	$304,499
Missouri Health & Educational Facilities Authority, Health Facilities Rev. (BJC Health System), “A”, 5%, 4/01/2036	750,000	826,817
Sikeston, MO, Board of Municipal Utilities Lessee, Certificates of Participation, 5%, 9/01/2041	220,000	222,660
		$1,353,976
Montana – 0.4%
Montana Facility Finance Authority Rev. (St. John's United Project), “B-3”, 4.1%, 11/15/2031	$230,000	$230,459
Montana Facility Finance Authority, Health Facilities Rev. (Bozeman Deaconess Health Services Obligated Group), “B”, 5%, 6/01/2056 (Put Date 6/01/2036)	155,000	167,842
		$398,301
Nebraska – 0.3%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5.25%, 12/15/2040	$300,000	$317,508
Nevada – 0.5%
Reno-Tahoe, NV, Airport Authority Rev., “A”, 5.25%, 7/01/2039 (w)	$500,000	$533,147
New Hampshire – 1.2%
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	$105,000	$111,485
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Health), “A”, 5%, 8/01/2038	250,000	252,789
New Hampshire Health & Education Facilities Authority Rev. (Riverwoods at Exeter), 5%, 10/01/2035	125,000	134,533
New Hampshire National Finance Authority, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	248,988	254,301
New Hampshire National Finance Authority, Affordable Housing Certificates, “A-1”, 4.125%, 4/20/2043 (Put Date 3/01/2036)	299,557	287,560
New Hampshire National Finance Authority, Municipal Certificates, “A-1”, 4.085%, 1/20/2041	98,646	94,207
New Hampshire National Finance Authority, Municipal Certificates, “A-2”, 4.085%, 1/20/2041	98,646	91,677
		$1,226,552
New Jersey – 1.3%
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	$100,000	$105,037
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., “A”, 5%, 12/01/2036	165,000	175,110
New Jersey Tobacco Settlement Financing Corp., “A”, 5.25%, 6/01/2046	215,000	215,356
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	210,000	204,374
New Jersey Transportation Trust Fund Authority, “CC”, 5%, 6/15/2042	250,000	261,044
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology, Inc. Project), 4.125%, 7/01/2033	90,000	90,596
7

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
South Jersey, NJ, Port Corp., Subordinated Marine Terminal Rev., “B”, 5%, 1/01/2042	$260,000	$260,637
		$1,312,154
New Mexico – 0.6%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	$100,000	$104,880
Santa Fe County, NM, Multi-Family Housing Rev. (Cresta Ranch Apartments), 3.29%, 12/10/2049 (Put Date 6/01/2028)	500,000	501,005
		$605,885
New York – 4.3%
Geneva, NY, Development Corp. Rev. (Hobart & William Smith Colleges Project), 5%, 2/01/2039	$500,000	$532,343
New York Dormitory Authority, New School Rev., “A”, 5%, 7/01/2042	250,000	250,123
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2029	120,000	122,739
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 6%, 4/01/2035	250,000	274,308
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project, Green Bonds), 6%, 6/30/2040	250,000	273,467
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project, Green Bonds), AGM, 5.5%, 6/30/2042	245,000	254,457
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2032	200,000	214,945
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 3.4%, 11/01/2064 (Put Date 1/02/2029)	500,000	501,623
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	100,000	101,239
New York, NY, Transitional Finance Authority Rev., “D”, 5%, 5/01/2042	250,000	260,149
New York, NY, Transitional Finance Authority Rev., “D-1”, 4%, 11/01/2042	250,000	229,141
Rensselaer County, NY, Capital Resource Corp., Energy Performance Lease Rev. (Van Rensselaer Manor Nursing Home Project), 5%, 4/01/2038	500,000	542,674
Rockland County, NY, Solid Waste Management Authority, Special Obligation Rev. (Animal Shelter Project), “A”, 5.5%, 12/15/2044	340,000	366,184
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2036	500,000	542,405
		$4,465,797
North Carolina – 2.4%
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	$500,000	$528,337
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), 6.25%, 7/01/2057	125,000	139,775
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	125,000	127,212
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Porters Neck Village), “A”, 4%, 1/01/2036	240,000	236,028
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Porters Neck Village), “A”, 5%, 1/01/2041	400,000	406,886
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrn at Maryfield), 5.25%, 10/01/2037	100,000	106,280
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), “A”, 5.25%, 11/01/2046	250,000	254,159
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “B-3”, 4.25%, 9/01/2028	390,000	390,868
Raleigh, NC, Housing Authority, Multi-Family Housing Rev. (919 at Cross Link), “B”, 5%, 8/01/2028 (Put Date 8/01/2027)	250,000	254,514
		$2,444,059
North Dakota – 0.2%
Grand Forks, ND, Health Care Systems Rev. (Altru Health System), 5%, 12/01/2030	$120,000	$124,647
Horace, ND, Refunding Improvement, “C”, 5.5%, 5/01/2038	125,000	125,700
		$250,347
8

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, “A-2”, 5%, 6/01/2033	$250,000	$265,290
Columbus, OH, Metropolitan Housing Authority, General Rev. (Demorest Townhomes II Project), “A”, 4%, 5/01/2034	100,000	99,069
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	250,000	258,675
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	100,000	107,894
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	350,000	350,509
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	145,000	155,518
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	240,000	237,363
Shelby & Darke Counties, OH, Fort Loramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	115,000	116,927
Wooster, OH, School District, Certificates of Participation, 5%, 12/01/2034 (w)	375,000	394,616
		$1,985,861
Oklahoma – 2.6%
Cleveland County, OK, Home Loan Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 1/01/2056	$245,000	$264,546
Garvin County, OK, Educational Facilities Authority, Lease Rev. (Elmore City-Pernell Public Schools Project), 5%, 9/01/2038	250,000	259,659
Lawton, OK, Industrial Development Authority, Sales Tax Rev., “A”, 5%, 7/01/2044	300,000	307,397
McCurtain County, OK, Educational Facilities Authority Rev. (Broken Bow Public Schools Project), 5%, 9/01/2036	500,000	541,932
Oklahoma City, OK, Public Property Authority, Arena Sales Tax Rev., 5%, 6/01/2034	750,000	831,510
Rogers County, OK, Educational Facilities Authority Lease Rev. (Oologah-Talala Public Schools Project), 5%, 9/01/2034	125,000	132,075
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	125,000	135,740
Tulsa, OK, Airport Improvement Trust General Rev., “A”, BAM, 5%, 6/01/2028	245,000	253,244
		$2,726,103
Oregon – 0.9%
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5%, 5/15/2036	$210,000	$223,343
Albany, OR, Hospital Facility Authority, Senior Living Rev. (Mennonite Village Project), “A”, 5.25%, 5/15/2045	100,000	101,829
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2035	180,000	180,885
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	105,000	105,015
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2040	150,000	149,546
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, Capital Appreciation, “A”, 0%, 6/15/2034	250,000	180,666
		$941,284
Pennsylvania – 7.7%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$120,000	$125,642
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	215,000	230,255
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	248,466
Allegheny County, PA, North Allegheny School District, General Obligation, 4%, 5/01/2035	500,000	502,405
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.125%, 6/01/2046	195,000	198,239
Cumberland County, PA, Cumberland Valley School District, General Obligation, AGM, 5%, 11/15/2046	165,000	169,525
Cumberland County, PA, Municipal Authority Rev. (Dickinson College Project), “A”, 5%, 11/01/2039	185,000	186,237
DuBois, PA, Hospital Rev. (Penn Highlands Healthcare), 5%, 7/15/2036	140,000	136,715
Erie County, PA, Sewer Authority Rev., BAM, 5%, 12/01/2042	165,000	169,435
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program - Gannon University Project), “XX1”, 4%, 5/01/2033	100,000	96,628
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	240,000	238,802
Luzerne County, PA, Hanover Area School District, General Obligation, BAM, 5%, 6/01/2043	100,000	103,508
Mercer County, PA, Hermitage Municipal Authority, Guaranteed Sewer Rev., 4%, 2/01/2039	500,000	474,589
Minersville, PA, Area School District, General Obligation, AGM, 5%, 4/01/2038	500,000	516,632
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke’s University Health Network Project), “A-1”, 5%, 8/15/2044	140,000	143,879
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburgh Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	280,000	298,956
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2036	165,000	175,983
9

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	$500,000	$527,551
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2034	500,000	500,648
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	106,000	101,669
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.75%, 6/01/2046	83,000	80,104
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/2036	500,000	525,932
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	178,742	169,135
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	265,000	272,337
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	100,000	103,066
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2045	500,000	523,605
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	115,000	121,255
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	250,000	253,836
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	135,000	140,418
West Cornwall, PA, Municipal Authority, Healthcare Facilities Rev. (Lebanon Valley Brethren Home Project), “A”, 5.125%, 11/15/2046	675,000	683,605
		$8,019,057
Puerto Rico – 1.1%
Commonwealth of Puerto Rico, General Obligation Restructured, “A-1”, 5.625%, 7/01/2027	$149,601	$152,045
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	325,000	328,156
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	250,000	244,403
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	201,000	158,884
San Juan, PR, General Obligations, “A”, 5.25%, 7/01/2039	285,000	301,906
		$1,185,394
Rhode Island – 0.9%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5%, 9/15/2035	$375,000	$378,847
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2034	250,000	265,432
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2033	250,000	266,002
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	65,000	60,715
		$970,996
South Carolina – 1.2%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$100,000	$99,479
South Carolina Jobs-Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	98,192
South Carolina Jobs-Economic Development Authority, Environmental Improvement Refunding Rev. (International Paper Company Project), “A”, 3.95%, 4/01/2033	110,000	110,158
South Carolina Jobs-Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2045	260,000	277,425
South Carolina Jobs-Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	200,000	195,186
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	105,000	104,978
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Nexton Project), 5.25%, 5/15/2039	100,000	105,989
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2038	85,000	85,046
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2032	125,000	125,526
		$1,201,979
South Dakota – 0.2%
Rapid City, SD, Sales Tax Rev., 5%, 12/01/2039 (w)	$195,000	$205,463
10

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tennessee – 0.7%
Knox County, TN, Health Educational & Housing Facility, Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	$125,000	$125,206
Metropolitan Nashville, TN, Airport Authority, Improvement Rev., “B”, 5%, 7/01/2046	250,000	252,973
Rutherford County, Tennessee, Health & Educational Facilities Board, Student Housing Rev. (Madrone - MTSU Student Housing I, LLC Project), “A-1”, BAM, 5%, 7/01/2040	100,000	102,441
Tennessee Housing Development Agency, Residential Financing Program Rev., “2”, GNMA, 6%, 7/01/2034 (w)	215,000	251,800
		$732,420
Texas – 9.9%
Arlington, TX, Higher Education Finance Corp., Education Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2042	$250,000	$257,094
Arlington, TX, Higher Education Finance Corp., Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040	130,000	130,078
Austin, TX, Airport System Refunding Rev., “B”, 5%, 11/15/2034	500,000	542,802
Brazos, TX, Higher Education Authority, Student Loan Program Rev., “1A”, 5%, 4/01/2035	525,000	561,243
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area & Phases #2-7 Project), AGM, 5%, 9/01/2035	250,000	262,067
Central Texas Regional Mobility Authority, Senior Lien Rev., “A”, 5%, 1/01/2044	320,000	326,185
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2034	250,000	245,500
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	20,000	18,726
Fort Worth, TX, Chaparral PFC Residential Development Rev. (Chaparral Ranch Project), 4%, 10/01/2035	130,000	125,375
Fort Worth, TX, Public Facility Corp., Residential Development Rev. (Skyline Prairie Homes Project), 5%, 4/01/2036	305,000	324,474
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	100,000	104,148
FW Ramble Public Facility Corp., Texas Residential Development Rev. (Ramble & Rose Project), 4%, 10/01/2035	110,000	104,069
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2037	250,000	264,744
Galveston, TX, Wharves & Terminal, First Lien Rev., 5.25%, 8/01/2039	100,000	104,469
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	135,000	140,351
Grey Forest, TX, Gas System Rev., BAM, 5%, 2/01/2041	340,000	349,644
Grey Forest, TX, Gas System Rev., BAM, 5%, 2/01/2042	125,000	127,872
Houston, TX, Airport System Refunding Rev., “A”, 5.25%, 7/01/2038	385,000	416,174
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.25%, 7/15/2034	150,000	158,067
Houston, TX, Convention & Entertainment Facilities Department, First Lien Hotel Occupancy Tax & Special Refunding Rev., “C”, 5%, 9/01/2039	500,000	528,819
Houston, TX, Redevelopment Authority Tax Increment Contract Rev., AGM, 5%, 9/01/2037	150,000	158,856
Jefferson County, Texas, Port Arthur Navigation District, Port Rev. (A Political Subdivision of The State of Texas Having Boundaries Within Jefferson County), 5%, 3/01/2035 (w)	500,000	528,105
Las Varas, TX, Public Facility Corp., Essential Function Housing Development (Amara Apartments), 4.25%, 10/01/2035	105,000	101,606
Lower Colorado River Authority, Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2046	230,000	232,937
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project, Green Bonds), 5%, 12/01/2064 (Put Date 6/01/2030)	100,000	102,723
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project, Green Bonds), 5%, 12/01/2064 (Put Date 6/01/2030)	100,000	102,723
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International LLC Project, Green Bonds), “A”, 5%, 12/01/2064 (Put Date 6/01/2030) (w)	100,000	102,561
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	100,000	100,057
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Brazos Presbyterian Homes, Inc. Project), 5.25%, 1/01/2040	130,000	133,024
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	150,000	144,313
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	160,000	171,743
North Central Texas Housing Finance Corp., Single Family Mortgage Rev. (Guaranteed Mortgage-Backed Securities Program), “A”, GNMA, 4.15%, 7/01/2041	500,000	472,041
North Texas Higher Education Authority, Inc., Education Loan Rev., “A”, 5%, 6/01/2033	100,000	104,970
Pharr, TX, Tax & Revenue Certificates of Obligation, AGM, 5%, 8/15/2039	500,000	529,736
San Antonio, TX, Airport System Refunding Rev., 5.25%, 7/01/2037	165,000	180,753
11

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
San Antonio, TX, Public Facilities Corp., Improvement & Lease Rev. (Convention Center Refinancing & Expansion Project), 4%, 9/15/2042	$390,000	$357,592
Tarrant County, TX, Cultural Education Facilities Finance Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2038	135,000	140,950
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	245,000	264,656
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (TELA Supported), “A”, 5%, 10/01/2043	300,000	304,453
Texas Metrocare Services Rev., 5%, 11/01/2044	275,000	282,901
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	250,000	260,668
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	160,000	167,645
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	210,000	219,873
		$10,256,787
Utah – 0.9%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2042	$295,000	$296,080
Salt Lake City, UT, Downtown Revitalization Public Infrastructure District, Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	100,000	100,038
Utah Charter School Finance Authority, Charter School Refunding Rev. (Voyage Academy Project), 5%, 4/15/2040	100,000	101,710
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2040	150,000	154,270
Utah Intermountain Power Agency, Power Supply Rev., “A”, 5%, 7/01/2038	260,000	275,177
		$927,275
Vermont – 0.3%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2033	$250,000	$259,444
Virginia – 0.9%
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2036	$320,000	$311,928
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	125,000	127,983
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2040	125,000	126,730
Virginia Small Business Financing Authority, Residential Care Facilities Refunding Rev. (Lifespire of Virginia), “A”, 5%, 12/01/2037	380,000	403,936
		$970,577
Washington – 1.7%
Kenmore, WA, Limited Tax General Obligation, 5%, 12/01/2044	$250,000	$262,306
King County, WA, Affordable Housing Authority Housing Rev. (Trailhead Project), “A-2”, 4.25%, 7/01/2036 (w)	140,000	137,181
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	170,000	171,838
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	65,000	68,647
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	250,000	252,794
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2036	250,000	252,298
Vancouver, WA, Housing Authority, Multi-Family Rev. (Battle Ground Portfolio), “A”, 4.625%, 2/01/2044	100,000	95,830
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	125,000	130,566
Washington State Housing Finance Commission, Nonprofit Housing Refunding Rev. (Horizon House Project), 5%, 1/01/2038 (n)	250,000	248,141
Washington Various Purpose General Obligation, “A”, 5%, 8/01/2046	100,000	102,902
		$1,722,503
West Virginia – 0.3%
Ohio County, WV, Special District Excise Tax, Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District-The Highland Project), “A”, AGM, 5%, 6/01/2040	$100,000	$104,377
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC-Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	210,000	216,240
		$320,617
12

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – 2.2%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Senior Credit Group), “A”, 4%, 11/15/2032	$175,000	$175,021
Wisconsin Public Finance Authority Rev. (Kahala Nui Project), 5%, 11/15/2037	150,000	158,891
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	310,000	321,331
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	100,000	102,968
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	105,000	106,465
Wisconsin Public Finance Authority, Education Rev. (Pinecrest Academy of Nevada - Pinecrest Academy Springs Campus Project), “A”, 4%, 7/15/2033	250,000	246,648
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	125,000	126,730
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Clipper Cove Apartments Project), 4%, 5/01/2036	370,000	355,930
Wisconsin Public Finance Authority, NHP Foundation Rev. (Emle Germantown Apartments), “A-1”, 4%, 5/01/2036	460,000	450,165
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	145,000	150,170
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	100,000	106,998
		$2,301,317
Total Municipal Bonds (Identified Cost, $103,615,689)		$101,782,502
Mutual Funds – 1.9%
Money Market Funds – 1.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $1,996,915)	1,996,915	$1,996,915
Other Assets, Less Liabilities – (0.0)%		(14,339)
Net Assets – 100.0%		$103,765,078

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $628,654, representing 0.6% of net assets.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements
13

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $105,612,604)	$103,779,417
Receivables for
Investments sold	1,900,608
Interest	1,218,266
Total assets	$106,898,291
Liabilities
Payables for
Distributions	$312,988
Investments purchased	100,000
When-issued investments purchased	2,716,339
Payable to affiliates
Investment adviser	3,886
Total liabilities	$3,133,213
Net assets	$103,765,078
Net assets consist of
Paid-in capital	$105,716,053
Total distributable earnings (loss)	(1,950,975)
Net assets	$103,765,078
Shares of beneficial interest outstanding (unlimited number of shares authorized)	4,225,000
Net asset value per share (net assets of $103,765,078 / 4,225,000 shares of beneficial interest outstanding)	$24.56
See Notes to Financial Statements
14

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Interest	$1,794,427
Dividends from unaffiliated issuers	106,870
Total investment income	$1,901,297
Expenses
Management fee	$160,908
Miscellaneous	5
Total expenses	$160,913
Net investment income (loss)	$1,740,384
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(105,679)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,060,956)
Net realized and unrealized gain (loss)	$(3,166,635)
Change in net assets from operations	$(1,426,251)
See Notes to Financial Statements
15

MFS Active Intermediate Muni Bond ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$1,740,384	$1,775,199
Net realized gain (loss)	(105,679)	(74,816)
Net unrealized gain (loss)	(3,060,956)	1,251,609
Change in net assets from operations	$(1,426,251)	$2,951,992
Total distributions to shareholders	$(1,721,981)	$(1,746,009)
Change in net assets from fund share transactions	$28,725,035	$38,323,174
Miscellaneous capital	$20,594	$27,289
Total change in net assets	$25,597,397	$39,556,446
Net assets
At beginning of period	78,167,681	38,611,235
At end of period	$103,765,078	$78,167,681
See Notes to Financial Statements
16

MFS Active Intermediate Muni Bond ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$25.42	$24.91	$25.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.93	$0.22
Net realized and unrealized gain (loss)	(0.88)	0.45	(0.13)
Total from investment operations	$(0.42)	$1.38	$0.09
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.88)	$(0.19)
Miscellaneous capital (d)	$0.01	$0.01	$0.01
Net asset value, end of period (x)	$24.56	$25.42	$24.91
Total return (%) (s)	(1.63)(n)	5.76	0.41 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34 (a)	0.34	0.34 (a)
Net investment income (loss)	3.68 (a)	3.77	3.72 (a)
Portfolio turnover rate (e)	17 (n)	12	7 (n)
Net assets at end of period (000 omitted)	$103,765	$78,168	$38,611

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Intermediate Muni Bond ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
18

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$101,782,502	$—	$101,782,502
Investment Companies	1,996,915	—	—	1,996,915
Total	$1,996,915	$101,782,502	$—	$103,779,417
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
19

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$54,481
Tax-exempt income	1,691,528
Total distributions	$1,746,009
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$105,555,754
Gross appreciation	235,951
Gross depreciation	(2,012,288)
Net unrealized appreciation (depreciation)	$(1,776,337)
As of 2/28/26
Undistributed ordinary income	6,628
Undistributed tax-exempt income	175,306
Capital loss carryforwards	(68,243)
Other temporary differences	(180,006)
Net unrealized appreciation (depreciation)	1,263,572
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(68,243)
20

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $46,199,265 and $15,005,209, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $120,386 and $0, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold	1,150,000	$28,725,035	1,525,000	$38,323,174
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Intermediate Muni Bond ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Intermediate Muni Bond ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Intermediate Muni Bond ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Active Intermediate Muni Bond ETF
Board Review of Investment Management Agreement
MFS Active Intermediate Muni Bond ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment management agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment management agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment management agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment management agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment management agreement and other arrangements with the Fund. The independent Trustees considered that the Fund has a unitary management fee structure, pursuant to which MFS receives a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”),  (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment management agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2025. The total return performance of the Fund was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 5, 2024, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
23

MFS Active Intermediate Muni Bond ETF
Board Review of Investment Management Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the investment management agreement and descriptions of various services performed or procured by MFS under the investment management agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses excluded from the Unitary Fee and therefore payable by the Fund. The Trustees also considered the Fund’s Unitary Fee as compared with the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund’s Unitary Fee and total expense ratio were each approximately at the applicable Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees considered that the investment management agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that the Unitary Fee charged to the Fund represents reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment management agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment management agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
24

MFS Active International ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active International ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.3%
MTU Aero Engines Holding AG	8,762	$3,583,497
Rolls-Royce Holdings PLC	1,169,055	24,239,444
		$27,822,941
Alcoholic Beverages – 1.6%
China Resources Beer Holdings Co. Ltd.	1,837,279	$4,528,476
Heineken N.V.	36,310	3,066,185
Kweichow Moutai Co. Ltd., “A”	32,700	6,323,698
Pernod Ricard S.A.	81,468	6,103,578
		$20,021,937
Apparel, Footwear, & Accessories – 3.5%
ANTA Sports Products Ltd.	826,252	$8,190,367
Compagnie Financiere Richemont S.A.	103,439	24,588,116
LVMH Moet Hennessy Louis Vuitton SE	18,941	9,973,012
		$42,751,495
Auto & Auto Components – 2.5%
Bridgestone Corp.	259,258	$6,726,913
BYD Co. Ltd., ADR	304,378	3,357,289
DENSO Corp.	579,846	7,023,487
Mahindra & Mahindra Ltd.	125,271	4,319,542
Suzuki Motor Corp.	672,889	9,380,431
		$30,807,662
Business Services – 3.7%
CGI, Inc.	109,267	$8,227,645
Compass Group PLC	556,519	17,057,307
Edenred	188,084	6,571,544
Experian PLC	320,397	13,215,165
		$45,071,661
Chemicals – 3.3%
Air Liquide S.A.	110,300	$21,721,279
FUJIFILM Holdings Corp.	294,412	6,247,616
Shin-Etsu Chemical Co. Ltd.	323,466	12,195,529
		$40,164,424
Construction – 1.5%
Compagnie de Saint-Gobain S.A.	115,095	$10,470,486
Haier Smart Home Co. Ltd., “H”	2,974,406	8,181,234
		$18,651,720
Consumer Products – 0.9%
Beiersdorf AG	119,508	$10,983,000
EIEFS-SEM
1

MFS Active International ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 2.5%
B3 S.A. - Brasil Bolsa Balcao	2,660,752	$8,329,052
Deutsche Boerse AG	37,505	12,546,407
Hong Kong Exchanges & Clearing Ltd.	72,526	3,934,203
London Stock Exchange Group PLC	48,375	5,899,334
		$30,708,996
Electrical Equipment – 3.8%
Mitsubishi Electric Corp.	601,661	$21,034,596
Schneider Electric SE	74,567	25,516,266
		$46,550,862
Energy - Independent – 4.8%
Eni S.p.A.	716,794	$19,403,549
Reliance Industries Ltd.	560,753	7,523,347
TotalEnergies SE	245,136	21,506,230
Woodside Energy Group Ltd.	444,345	10,323,097
		$58,756,223
Entertainment & Leisure – 4.3%
NetEase, Inc., ADR	87,818	$10,694,476
Sony Group Corp.	550,706	13,844,352
Tencent Holdings Ltd., ADR	489,208	27,977,806
		$52,516,634
Food & Beverages – 1.0%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	1,453,100	$5,730,359
Nestle S.A.	69,404	6,767,394
		$12,497,753
Food & Drug Stores – 2.1%
Seven & I Holdings Co. Ltd.	945,056	$11,985,499
Tesco PLC	2,113,937	13,098,838
		$25,084,337
Global Systemically Important Banks – 8.8%
BNP Paribas S.A.	171,998	$20,533,818
ING Groep N.V.	642,487	22,750,359
Royal Bank of Canada	40,796	8,328,503
Sumitomo Mitsui Financial Group, Inc.	405,957	17,724,883
Toronto-Dominion Bank	180,660	21,843,601
UBS Group AG	299,864	16,708,422
		$107,889,586
Hardware, Peripherals, & Assembly – 7.6%
Amadeus IT Group S.A.	178,731	$12,086,757
Hitachi Ltd.	722,832	24,605,699
Hon Hai Precision Industry Co. Ltd.	1,697,898	13,381,076
Samsung Electronics Co. Ltd.	225,562	42,851,177
		$92,924,709
2

MFS Active International ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.7%
AIA Group Ltd., ADR	396,226	$15,345,833
Intact Financial Corp.	48,081	9,306,750
Prudential PLC	375,874	5,184,771
Sompo Holdings, Inc.	367,389	15,753,456
Zurich Insurance Group AG	15,426	11,308,774
		$56,899,584
Interactive Media Services – 0.6%
LY Corp.	2,185,353	$7,605,986
Machinery & Tools – 1.7%
Daikin Industries Ltd.	77,221	$10,226,042
KONE Oyj, “B”	177,457	10,879,282
		$21,105,324
Media – 0.9%
RELX PLC	232,952	$8,434,171
Wolters Kluwer N.V.	35,176	2,894,428
		$11,328,599
Medical Equipment – 1.8%
QIAGEN N.V.	46,837	$2,027,574
Sonova Holding AG	38,755	11,132,444
Terumo Corp.	568,824	8,958,755
		$22,118,773
Metals & Mining – 3.0%
Franco-Nevada Corp.	45,049	$11,854,644
Gerdau S.A., ADR	2,048,380	9,443,032
Glencore PLC	726,993	5,867,113
Rio Tinto PLC	91,783	9,543,849
		$36,708,638
Non-Global Systemically Important Banks – 9.7%
Banco Bilbao Vizcaya Argentaria S.A.	263,861	$7,671,385
Banco Bradesco S.A., ADR	2,715,909	8,908,181
Bank of Ireland Group PLC	758,931	16,735,959
Credicorp Ltd.	29,437	10,785,128
DBS Group Holdings Ltd.	241,872	14,728,104
HDFC Bank Ltd., ADR	396,598	9,002,775
Intesa Sanpaolo S.p.A.	2,778,706	21,912,207
Kotak Mahindra Bank Ltd.	1,929,454	8,501,811
NatWest Group PLC	2,142,770	19,726,072
		$117,971,622
Pharmaceuticals & Biotechnology – 6.3%
GSK PLC	462,726	$11,621,335
Merck KGaA	91,699	14,805,296
Novartis AG	151,754	23,139,974
Novo Nordisk A.S., “B”	97,611	4,435,037
Roche Holding AG	52,384	22,862,714
		$76,864,356
3

MFS Active International ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.4%
Yum China Holdings, Inc.	116,661	$5,204,247
Retail & E-commerce – 0.5%
PDD Holdings, Inc., ADR (a)	66,979	$5,626,236
Semiconductor & Electronic Components – 7.9%
Advantest Corp.	182	$38,383
Hoya Corp.	45,654	7,030,287
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	215,632	89,556,282
		$96,624,952
Software – 3.0%
Check Point Software Technologies Ltd. (a)	133,106	$18,489,754
SAP SE	81,652	18,105,498
		$36,595,252
Tobacco – 1.0%
British American Tobacco PLC, ADR	213,985	$11,891,146
Travel, Gaming, & Lodging – 1.4%
Ryanair Holdings PLC, ADR	247,699	$13,715,094
Sands China Ltd.	2,077,484	3,723,778
		$17,438,872
Utilities – 1.4%
ENGIE S.A.	578,389	$16,526,955
Total Common Stocks (Identified Cost, $1,048,904,527)		$1,203,714,482
Mutual Funds – 1.3%
Money Market Funds – 1.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $15,604,974)	15,604,974	$15,604,974
Other Assets, Less Liabilities – 0.2%		2,977,645
Net Assets – 100.0%		$1,222,297,101

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Active International ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,064,509,501)	$1,219,319,456
Cash	787,813
Foreign currency, at value (identified cost, $253,635)	253,502
Receivables for
Interest and dividends	2,506,382
Other assets	4,753
Total assets	$1,222,871,906
Liabilities
Payables for
Investments purchased	$496,054
Payable to affiliates
Investment adviser	78,751
Total liabilities	$574,805
Net assets	$1,222,297,101
Net assets consist of
Paid-in capital	$1,058,094,346
Total distributable earnings (loss)	164,202,755
Net assets	$1,222,297,101
Shares of beneficial interest outstanding (unlimited number of shares authorized)	36,425,000
Net asset value per share (net assets of $1,222,297,101 / 36,425,000 shares of beneficial interest outstanding)	$33.56
See Notes to Financial Statements
5

MFS Active International ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$18,809,901
Income on securities loaned	5,247
Other	1,174
Foreign taxes withheld	(1,892,105)
Total investment income	$16,924,217
Expenses
Management fee	$3,142,393
Miscellaneous	1,354
Total expenses	$3,143,747
Net investment income (loss)	$13,780,470
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,548,449)
Foreign currency	(72,970)
In-kind redemptions – unaffiliated issuers	1,935,729
Net realized gain (loss)	$(1,685,690)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$42,015,961
Translation of assets and liabilities in foreign currencies	(19,251)
Net unrealized gain (loss)	$41,996,710
Net realized and unrealized gain (loss)	$40,311,020
Change in net assets from operations	$54,091,490
See Notes to Financial Statements
6

MFS Active International ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$13,780,470	$5,807,282
Net realized gain (loss)	(1,685,690)	(1,257,047)
Net unrealized gain (loss)	41,996,710	109,910,069
Change in net assets from operations	$54,091,490	$114,460,304
Total distributions to shareholders	$(440,063)	$(5,484,760)
Change in net assets from fund share transactions	$295,318,533	$603,125,983
Miscellaneous capital	$188,953	$173,450
Total change in net assets	$349,158,913	$712,274,977
Net assets
At beginning of period	873,138,188	160,863,211
At end of period	$1,222,297,101	$873,138,188
See Notes to Financial Statements
7

MFS Active International ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$32.37	$25.64	$25.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.38	$0.01
Net realized and unrealized gain (loss)	0.77	6.59	0.54
Total from investment operations	$1.19	$6.97	$0.55
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.25)	$—
Miscellaneous capital (d)	$0.01	$0.01	$0.01
Net asset value, end of period (x)	$33.56	$32.37	$25.64
Total return (%) (s)(x)	3.71 (n)	27.31	2.21 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.59 (a)	0.59	0.59 (a)
Net investment income (loss)	2.59 (a)	1.30	0.19 (a)
Portfolio turnover rate (e)	5 (n)	10	2 (n)
Net assets at end of period (000 omitted)	$1,222,297	$873,138	$160,863

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Active International ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active International ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
9

MFS Active International ETF
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,203,714,482	$—	$—	$1,203,714,482
Investment Companies	15,604,974	—	—	15,604,974
Total	$1,219,319,456	$—	$—	$1,219,319,456
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the
10

MFS Active International ETF
Notes to Financial Statements (unaudited) - continued
Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions made during the six months ended August 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$5,484,760
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$1,064,649,755
Gross appreciation	195,712,783
Gross depreciation	(41,043,082)
Net unrealized appreciation (depreciation)	$154,669,701
As of 2/28/26
Undistributed ordinary income	433,152
Capital loss carryforwards	(2,498,249)
Other temporary differences	(37,315)
Net unrealized appreciation (depreciation)	112,653,740
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
11

MFS Active International ETF
Notes to Financial Statements (unaudited) - continued
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,178,404)
Long-Term	(319,845)
Total	$(2,498,249)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.59% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $92,918,505 and $47,427,033, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $261,756,813 and $13,770,441, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold	9,900,000	$309,929,413	20,950,000	$610,111,983
Shares reacquired	(450,000)	(14,610,880)	(250,000)	(6,986,000)
Net change	9,450,000	$295,318,533	20,700,000	$603,125,983
12

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active International ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active International ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active International ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
13

MFS Active International ETF
Board Review of Investment Management Agreement
MFS Active International ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment management agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment management agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment management agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment management agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment management agreement and other arrangements with the Fund. The independent Trustees considered that the Fund has a unitary management fee structure, pursuant to which MFS receives a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”),  (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment management agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2025. The total return performance of the Fund was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 5, 2024, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
14

MFS Active International ETF
Board Review of Investment Management Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the investment management agreement and descriptions of various services performed or procured by MFS under the investment management agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses excluded from the Unitary Fee and therefore payable by the Fund. The Trustees also considered the Fund’s Unitary Fee as compared with the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund’s Unitary Fee and total expense ratio were each approximately at the applicable Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees considered that the investment management agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that the Unitary Fee charged to the Fund represents reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment management agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment management agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
15

MFS Blended Research Core Equity ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.1%
Curtiss-Wright Corp.	132	$76,894
General Dynamics Corp.	1,382	513,206
Howmet Aerospace, Inc.	577	141,336
Textron, Inc.	720	58,003
		$789,439
Auto & Auto Components – 0.6%
Aptiv PLC (a)	1,213	$54,294
Tesla, Inc. (a)	472	173,672
		$227,966
Brokerage & Asset Managers – 2.9%
Ameriprise Financial, Inc.	850	$470,144
Northern Trust Corp.	3,177	589,524
		$1,059,668
Business Services – 0.3%
Cognizant Technology Solutions Corp., “A”	550	$35,519
GoDaddy, Inc. (a)	439	42,969
Verisk Analytics, Inc., “A”	197	38,175
		$116,663
Chemicals – 0.2%
Albemarle Corp.	512	$69,105
Construction – 0.2%
CRH PLC	885	$83,447
Consumer Products – 1.3%
Colgate-Palmolive Co.	5,541	$497,693
Consumer Services – 0.5%
Airbnb, Inc., “A” (a)	479	$87,762
Uber Technologies, Inc. (a)	1,280	96,832
		$184,594
Containers – 0.3%
Smurfit Westrock PLC	2,316	$108,620
Diversified Financial Services – 3.8%
Mastercard, Inc., “A”	1,309	$771,407
Visa, Inc., “A”	1,670	633,548
		$1,404,955
EBCFS-SEM
1

MFS Blended Research Core Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.9%
Amphenol Corp., “A”	1,814	$287,610
Eaton Corp. PLC	100	40,188
		$327,798
Energy - Independent – 3.0%
ConocoPhillips	797	$105,595
ExxonMobil Holdings Corp.	1,334	214,707
Marathon Petroleum Corp.	504	188,153
Valero Energy Corp.	1,715	615,548
		$1,124,003
Energy - Renewables – 1.4%
GE Vernova, Inc.	594	$533,727
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	1,136	$169,321
Food & Beverages – 1.5%
Monster Worldwide, Inc. (a)	11,528	$529,366
PepsiCo, Inc.	150	21,051
		$550,417
Global Systemically Important Banks – 2.8%
Bank of America Corp.	5,788	$358,509
Citigroup, Inc.	4,114	541,485
JPMorgan Chase & Co.	326	116,062
		$1,016,056
Hardware, Peripherals, & Assembly – 11.8%
Apple, Inc.	8,134	$2,577,258
Arista Networks, Inc. (a)	2,464	482,180
Hewlett Packard Enterprise	1,276	66,658
Micron Technology, Inc.	840	805,333
Sandisk Corp. of Delaware (a)	148	231,872
Seagate Technology Holdings PLC	267	221,178
		$4,384,479
Health Maintenance Organizations – 1.5%
Centene Corp. (a)	886	$57,005
Cigna Group	1,320	364,425
Humana, Inc.	320	122,634
		$544,064
Insurance – 2.2%
Berkshire Hathaway, Inc., “B” (a)	274	$138,104
Chubb Ltd.	450	152,370
Equitable Holdings, Inc.	6,650	333,364
Everest Group Ltd.	530	198,565
		$822,403
2

MFS Blended Research Core Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 6.3%
Alphabet, Inc., “A”	2,955	$1,002,779
Alphabet, Inc., “C”	1,964	658,745
Meta Platforms, Inc., “A”	1,201	687,381
		$2,348,905
Machinery & Tools – 2.3%
Caterpillar, Inc.	533	$425,052
Trane Technologies PLC	958	425,735
		$850,787
Media – 1.4%
Netflix, Inc. (a)	3,286	$266,330
Spotify Technology S.A. (a)	200	108,724
TKO Group Holdings, Inc.	785	143,349
		$518,403
Medical & Health Technology & Services – 0.2%
McKesson Corp.	79	$69,940
Medical Equipment – 1.6%
DexCom, Inc. (a)	4,006	$364,786
Medtronic PLC	1,663	150,751
Thermo Fisher Scientific, Inc.	146	90,097
		$605,634
Metals & Mining – 0.7%
Freeport-McMoRan, Inc.	1,855	$140,498
Newmont Corp.	971	122,404
		$262,902
Network & Telecom – 0.2%
Qualcomm, Inc.	507	$86,433
Non-Global Systemically Important Banks – 1.2%
PNC Financial Services Group, Inc.	372	$89,142
Popular, Inc.	1,583	266,245
UMB Financial Corp.	484	68,549
		$423,936
Oil Services – 0.8%
TechnipFMC PLC	3,550	$277,432
Pharmaceuticals & Biotechnology – 6.9%
AbbVie, Inc.	883	$226,419
Biogen, Inc. (a)	177	38,347
Bristol-Myers Squibb Co.	4,839	323,294
Eli Lilly & Co.	66	76,344
Gilead Sciences, Inc.	2,758	403,606
Johnson & Johnson	3,261	866,937
Pfizer, Inc.	20,998	597,603
Vertex Pharmaceuticals, Inc. (a)	37	20,147
		$2,552,697
3

MFS Blended Research Core Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.8%
CBRE Group, Inc., “A” (a)	615	$89,673
W.P. Carey, Inc., REIT	2,801	195,958
		$285,631
Real Estate - Storage & Office – 0.3%
Prologis, Inc., REIT	734	$102,701
Restaurants – 0.8%
Aramark	5,474	$308,241
Retail & E-commerce – 5.8%
Amazon.com, Inc. (a)	5,833	$1,515,238
Dollar General Corp.	2,225	282,019
O'Reilly Automotive, Inc. (a)	1,810	160,728
TJX Cos., Inc.	1,376	184,260
		$2,142,245
Semiconductor & Electronic Components – 14.5%
Advanced Micro Devices (a)	615	$289,493
Applied Materials, Inc.	202	92,595
Broadcom, Inc.	2,372	878,446
Intel Corp. (a)	664	59,434
KLA Corp.	1,231	215,979
Lam Research Corp.	1,296	390,731
NVIDIA Corp.	15,637	3,452,337
		$5,379,015
Software – 10.8%
Autodesk, Inc. (a)	1,430	$369,698
Datadog, Inc., “A” (a)	242	57,364
Microsoft Corp.	3,654	1,853,638
Okta, Inc. (a)	1,171	202,630
Palantir Technologies, Inc. (a)	2,108	392,889
Salesforce, Inc.	3,173	817,174
Snowflake, Inc., “A” (a)	571	189,246
Zoom Communications, Inc. (a)	1,201	116,113
		$3,998,752
Telecom Services – 0.9%
EchoStar Corp., “A” (a)	1,263	$109,174
Space Exploration Technologies, “A” (a)	1,286	184,785
T-Mobile USA, Inc.	194	35,005
		$328,964
Tobacco – 1.5%
Philip Morris International, Inc.	2,977	$557,592
Transportation & Logistics – 1.3%
Union Pacific Corp.	1,564	$470,248
Travel, Gaming, & Lodging – 1.4%
Viking Holdings Ltd. (a)	5,892	$507,537
4

MFS Blended Research Core Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – 2.1%
Atmos Energy Corp.	291	$48,344
Edison International	6,914	373,218
PG&E Corp.	28,028	371,931
		$793,493
Total Common Stocks (Identified Cost, $32,596,229)		$36,885,906
Mutual Funds – 0.3%
Money Market Funds – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $112,116)	112,116	$112,116
Other Assets, Less Liabilities – 0.1%		26,125
Net Assets – 100.0%		$37,024,147

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $32,708,345)	$36,998,022
Receivables for
Interest and dividends	27,133
Total assets	$37,025,155
Liabilities
Payables for
Net daily variation margin on open futures contracts	$22
Payable to affiliates
Investment adviser	986
Total liabilities	$1,008
Net assets	$37,024,147
Net assets consist of
Paid-in capital	$31,794,244
Total distributable earnings (loss)	5,229,903
Net assets	$37,024,147
Shares of beneficial interest outstanding (unlimited number of shares authorized)	1,225,000
Net asset value per share (net assets of $37,024,147 / 1,225,000 shares of beneficial interest outstanding)	$30.22
See Notes to Financial Statements
6

MFS Blended Research Core Equity ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$174,425
Other	244
Income on securities loaned	129
Total investment income	$174,798
Expenses
Management fee	$39,882
Miscellaneous	34
Total expenses	$39,916
Net investment income (loss)	$134,882
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(10,269)
Futures contracts	(8,795)
In-kind redemptions – unaffiliated issuers	932,321
Net realized gain (loss)	$913,257
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,397,417
Net realized and unrealized gain (loss)	$4,310,674
Change in net assets from operations	$4,445,556
See Notes to Financial Statements
7

MFS Blended Research Core Equity ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26(c)
Change in net assets
From operations
Net investment income (loss)	$134,882	$84,993
Net realized gain (loss)	913,257	287,262
Net unrealized gain (loss)	3,397,417	892,260
Change in net assets from operations	$4,445,556	$1,264,515
Total distributions to shareholders	$(119,814)	$(54,000)
Change in net assets from fund share transactions	$2,191,160	$29,296,730
Total change in net assets	$6,516,902	$30,507,245
Net assets
At beginning of period	30,507,245	—
At end of period	$37,024,147	$30,507,245

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
See Notes to Financial Statements
8

MFS Blended Research Core Equity ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26 (c)
Net asset value, beginning of period	$26.53	$25.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.08
Net realized and unrealized gain (loss)	3.67	1.06
Total from investment operations	$3.79	$1.14
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.05)
Net asset value, end of period (x)	$30.22	$26.53
Total return (%) (s)(x)	14.37 (n)	4.48 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.24 (a)	0.24 (a)
Net investment income (loss)	0.81 (a)	0.85 (a)
Portfolio turnover rate (e)	19 (n)	5 (n)
Net assets at end of period (000 omitted)	$37,024	$30,507

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Blended Research Core Equity ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Core Equity ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
10

MFS Blended Research Core Equity ETF
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$36,885,906	$—	$—	$36,885,906
Investment Companies	112,116	—	—	112,116
Total	$36,998,022	$—	$—	$36,998,022
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Equity	$(8,795)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms
11

MFS Blended Research Core Equity ETF
Notes to Financial Statements (unaudited) - continued
are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
12

MFS Blended Research Core Equity ETF
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26 (c)
Ordinary income (including any short-term capital gains)	$54,000

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$32,710,352
Gross appreciation	5,038,936
Gross depreciation	(751,266)
Net unrealized appreciation (depreciation)	$4,287,670
As of 2/28/26
Undistributed ordinary income	30,993
Capital loss carryforwards	(17,085)
Net unrealized appreciation (depreciation)	890,253
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(17,085)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.24% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
13

MFS Blended Research Core Equity ETF
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
Other — At August 31, 2026, MFS held approximately 85% of the outstanding shares of the fund.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period ended August 31, 2026, this reimbursement amounted to $244, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $9,477,962 and $6,182,871, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $2,852,408 and $3,974,297, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26 (c)
	Shares	Amount	Shares	Amount
Shares sold	250,000	$7,155,092	1,250,002	$31,954,868
Shares reacquired	(175,000)	(4,963,932)	(100,002)	(2,658,138)
Net change	75,000	$2,191,160	1,150,000	$29,296,730

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Active Value ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Value ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 6.0%
Boeing Co. (a)	51,499	$10,700,462
General Dynamics Corp.	26,056	9,675,896
Honeywell Aerospace, Inc. (a)	13,395	2,117,883
RTX Corp.	66,631	13,841,258
		$36,335,499
Brokerage & Asset Managers – 2.3%
KKR & Co., Inc.	93,729	$10,283,946
LPL Financial Holdings, Inc.	10,251	3,794,254
		$14,078,200
Business Services – 1.4%
Equifax, Inc.	44,269	$8,373,924
Conglomerates – 0.9%
Honeywell International, Inc.	24,814	$5,298,533
Construction – 0.8%
CRH PLC	52,245	$4,926,181
Consumer Products – 2.1%
Kimberly-Clark Corp.	54,288	$5,860,389
Procter & Gamble Co.	48,107	6,981,288
		$12,841,677
Diversified Financial Services – 1.8%
NASDAQ, Inc.	109,464	$10,794,245
Electrical Equipment – 1.5%
Eaton Corp. PLC	22,465	$9,028,234
Energy - Independent – 6.9%
Chevron Corp.	62,156	$12,812,838
ConocoPhillips	89,606	11,871,899
ExxonMobil Holdings Corp.	106,114	17,079,048
		$41,763,785
Food & Beverages – 1.5%
Coca-Cola Europacific Partners PLC	29,352	$3,170,603
Mondelez International, Inc.	93,669	5,814,035
		$8,984,638
Global Systemically Important Banks – 10.8%
Bank of America Corp.	223,031	$13,814,540
JPMorgan Chase & Co.	75,528	26,889,479
Morgan Stanley	61,643	13,149,685
EVEFS-SEM
1

MFS Active Value ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – continued
Wells Fargo & Co.	128,570	$11,107,162
		$64,960,866
Hardware, Peripherals, & Assembly – 2.9%
Apple, Inc.	55,064	$17,447,028
Health Maintenance Organizations – 4.1%
Cigna Group	56,255	$15,530,881
Elevance Health, Inc.	11,119	4,364,652
Humana, Inc.	12,383	4,745,537
		$24,641,070
Insurance – 6.7%
Aon PLC	30,738	$9,882,882
Hartford Insurance Group, Inc.	64,183	8,817,460
Progressive Corp.	51,445	11,219,126
Travelers Cos., Inc.	27,577	10,091,252
		$40,010,720
Interactive Media Services – 0.8%
Alphabet, Inc., “A”	14,051	$4,768,207
Machinery & Tools – 2.6%
Ingersoll Rand, Inc.	105,349	$8,117,141
PACCAR, Inc.	59,179	7,345,889
		$15,463,030
Medical & Health Technology & Services – 1.8%
McKesson Corp.	12,121	$10,730,964
Medical Equipment – 4.1%
Abbott Laboratories	112,708	$12,438,455
Boston Scientific Corp. (a)	121,012	5,844,879
Medline, Inc., “A” (a)	79,039	2,768,736
STERIS PLC	15,723	3,657,799
		$24,709,869
Non-Global Systemically Important Banks – 1.6%
American Express Co.	29,473	$9,731,100
Pharmaceuticals & Biotechnology – 4.4%
AbbVie, Inc.	33,142	$8,498,271
Johnson & Johnson	36,695	9,755,366
Pfizer, Inc.	281,193	8,002,753
		$26,256,390
Real Estate - Storage & Office – 1.6%
Prologis, Inc., REIT	69,257	$9,690,439
2

MFS Active Value ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 7.6%
Amazon.com, Inc. (a)	125,530	$32,608,928
eBay, Inc.	46,509	4,816,472
Home Depot, Inc.	26,098	8,555,708
		$45,981,108
Semiconductor & Electronic Components – 5.4%
Analog Devices, Inc.	30,664	$11,104,661
KLA Corp.	51,578	9,049,360
NXP Semiconductors N.V.	34,226	7,688,529
Texas Instruments, Inc.	17,431	4,547,922
		$32,390,472
Software – 6.4%
Microsoft Corp.	63,610	$32,268,717
Salesforce, Inc.	24,151	6,219,849
		$38,488,566
Tobacco – 1.0%
Philip Morris International, Inc.	31,748	$5,946,400
Transportation & Logistics – 1.9%
Union Pacific Corp.	37,387	$11,241,149
Travel, Gaming, & Lodging – 1.6%
Hilton Worldwide Holdings, Inc.	30,131	$9,529,833
Utilities – 8.4%
Alliant Energy Corp.	123,870	$8,420,683
CMS Energy Corp.	80,721	5,493,871
Dominion Energy, Inc.	153,174	10,111,016
Duke Energy Corp.	97,829	11,730,675
Southern Co.	92,010	8,096,880
Xcel Energy, Inc.	87,213	6,601,152
		$50,454,277
Total Common Stocks (Identified Cost, $548,834,556)		$594,866,404
Mutual Funds – 0.9%
Money Market Funds – 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $5,224,361)	5,224,361	$5,224,361
Other Assets, Less Liabilities – 0.2%		1,034,026
Net Assets – 100.0%		$601,124,791

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Active Value ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $554,058,917)	$600,090,765
Receivables for
Investments sold	2,706,655
Dividends	962,616
Total assets	$603,760,036
Liabilities
Payables for
Investments purchased	$2,607,078
Payable to affiliates
Investment adviser	28,167
Total liabilities	$2,635,245
Net assets	$601,124,791
Net assets consist of
Paid-in capital	$549,912,157
Total distributable earnings (loss)	51,212,634
Net assets	$601,124,791
Shares of beneficial interest outstanding (unlimited number of shares authorized)	20,375,000
Net asset value per share (net assets of $601,124,791 / 20,375,000 shares of beneficial interest outstanding)	$29.50
See Notes to Financial Statements
4

MFS Active Value ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,368,981
Other	1,582
Foreign taxes withheld	(8,879)
Total investment income	$4,361,684
Expenses
Management fee	$1,057,762
Total expenses	$1,057,762
Net investment income (loss)	$3,303,922
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,305,927)
In-kind redemptions – unaffiliated issuers	8,077,090
Net realized gain (loss)	$4,771,163
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$25,938,239
Net realized and unrealized gain (loss)	$30,709,402
Change in net assets from operations	$34,013,324
See Notes to Financial Statements
5

MFS Active Value ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26
Change in net assets
From operations
Net investment income (loss)	$3,303,922	$2,509,992
Net realized gain (loss)	4,771,163	413,656
Net unrealized gain (loss)	25,938,239	18,867,271
Change in net assets from operations	$34,013,324	$21,790,919
Total distributions to shareholders	$(3,253,161)	$(1,551,608)
Change in net assets from fund share transactions	$284,593,577	$216,085,287
Total change in net assets	$315,353,740	$236,324,598
Net assets
At beginning of period	285,771,051	49,446,453
At end of period	$601,124,791	$285,771,051
See Notes to Financial Statements
6

MFS Active Value ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26	2/28/25 (c)
Net asset value, beginning of period	$28.09	$25.36	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.57	$0.13
Net realized and unrealized gain (loss)	1.41	2.57	0.36
Total from investment operations	$1.61	$3.14	$0.49
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.41)	$(0.03)
Net asset value, end of period (x)	$29.50	$28.09	$25.36
Total return (%) (s)(x)	5.82 (n)	12.54	1.96 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.44 (a)	0.44	0.44 (a)
Net investment income (loss)	1.37 (a)	2.16	2.31 (a)
Portfolio turnover rate (e)	24 (n)	10	2 (n)
Net assets at end of period (000 omitted)	$601,125	$285,771	$49,446

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Active Value ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Value ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
8

MFS Active Value ETF
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$594,866,404	$—	$—	$594,866,404
Investment Companies	5,224,361	—	—	5,224,361
Total	$600,090,765	$—	$—	$600,090,765
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
9

MFS Active Value ETF
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26
Ordinary income (including any short-term capital gains)	$1,551,608
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$554,060,895
Gross appreciation	54,259,134
Gross depreciation	(8,229,264)
Net unrealized appreciation (depreciation)	$46,029,870
As of 2/28/26
Undistributed ordinary income	1,115,203
Capital loss carryforwards	(754,363)
Net unrealized appreciation (depreciation)	20,091,631
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(754,363)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.44% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
10

MFS Active Value ETF
Notes to Financial Statements (unaudited) - continued
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $1,582, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $122,055,932 and $113,030,277, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $303,122,651 and $30,663,953, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26
	Shares	Amount	Shares	Amount
Shares sold	11,325,000	$317,007,125	8,500,000	$223,442,758
Shares reacquired	(1,125,000)	(32,413,548)	(275,000)	(7,357,471)
Net change	10,200,000	$284,593,577	8,225,000	$216,085,287
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Value ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Value ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Value ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
12

MFS Active Value ETF
Board Review of Investment Management Agreement
MFS Active Value ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment management agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment management agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment management agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment management agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment management agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment management agreement and other arrangements with the Fund. The independent Trustees considered that the Fund has a unitary management fee structure, pursuant to which MFS receives a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”),  (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment management agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2025. The total return performance of the Fund was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 5, 2024, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
13

MFS Active Value ETF
Board Review of Investment Management Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the investment management agreement and descriptions of various services performed or procured by MFS under the investment management agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses excluded from the Unitary Fee and therefore payable by the Fund. The Trustees also considered the Fund’s Unitary Fee as compared with the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund’s Unitary Fee and total expense ratio were each approximately at the applicable Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees considered that the investment management agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment management agreement, that the Unitary Fee charged to the Fund represents reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment management agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment management agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
14

MFS Active Mid Cap ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Mid Cap ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.5%
Melrose Industries PLC	41,230	$287,825
Standard Aero, Inc. (a)	9,975	244,288
		$532,113
Alcoholic Beverages – 1.3%
Brown-Forman Corp., “B”	10,438	$277,338
Pernod Ricard S.A., ADR	12,737	190,036
		$467,374
Apparel, Footwear, & Accessories – 1.4%
Birkenstock Holding PLC (a)(l)	7,787	$271,844
Columbia Sportswear Co.	4,451	255,488
		$527,332
Auto & Auto Components – 1.3%
Aptiv PLC (a)	5,377	$240,675
LKQ Corp.	9,842	247,034
		$487,709
Brokerage & Asset Managers – 2.2%
Houlihan Lokey, Inc.	1,631	$217,396
Raymond James Financial, Inc.	2,394	426,539
TPG, Inc.	2,926	158,355
		$802,290
Business Services – 8.5%
Cognizant Technology Solutions Corp., “A”	6,722	$434,107
CoStar Group, Inc. (a)	8,454	271,120
Equifax, Inc.	1,796	339,731
Fidelity National Information Services, Inc.	7,358	299,986
Global Payments, Inc.	7,366	670,674
Morningstar, Inc.	1,446	316,587
MSCI, Inc.	665	379,476
TransUnion	4,365	370,632
		$3,082,313
Chemicals – 0.9%
Element Solutions, Inc.	8,993	$319,611
Construction – 9.0%
Allegion PLC	2,458	$381,605
Equity Lifestyle Properties, Inc., REIT	6,517	413,504
James Hardie Industries PLC (a)	10,960	325,622
Mid-America Apartment Communities, Inc., REIT	2,255	290,557
Otis Worldwide Corp.	3,380	240,419
Pool Corp.	1,527	284,816
Pulte Homes, Inc.	1,729	218,407
SiteOne Landscape Supply, Inc. (a)	3,672	361,802
ECMFS-SEM
1

MFS Active Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Sun Communities, Inc., REIT	2,394	$290,679
Suncrete, Inc., “A” (a)(l)	7,680	131,712
Vulcan Materials Co.	1,197	322,687
		$3,261,810
Consumer Products – 2.4%
International Flavors & Fragrances, Inc.	4,926	$425,262
Kenvue, Inc.	24,073	454,498
		$879,760
Containers – 2.2%
Avery Dennison Corp.	2,261	$393,663
Ball Corp.	6,517	410,375
		$804,038
Diversified Financial Services – 1.4%
London Stock Exchange Group PLC, ADR	8,130	$245,932
SLM Corp.	10,445	271,257
		$517,189
Electrical Equipment – 5.3%
Arxis, Inc. (a)	4,834	$250,256
Hubbell, Inc.	811	367,383
Littlefuse, Inc.	883	363,955
nVent Electric PLC	2,704	407,628
W.W. Grainger, Inc.	399	522,487
		$1,911,709
Energy - Independent – 5.4%
Diamondback Energy, Inc.	2,926	$586,604
EQT Corp.	6,650	360,297
Permian Resources Corp.	20,519	477,888
Valero Energy Corp.	1,447	519,357
		$1,944,146
Energy - Renewables – 0.3%
Innio N.V. (a)	5,079	$102,596
Engineering - Construction – 1.0%
Jacobs Solutions, Inc.	2,337	$348,330
Hardware, Peripherals, & Assembly – 3.0%
CDW Corp.	1,687	$255,715
Hewlett Packard Enterprise	6,673	348,598
Seagate Technology Holdings PLC	263	217,864
Wix.com Ltd. (a)(l)	3,060	270,045
		$1,092,222
Insurance – 5.1%
Assurant, Inc.	1,596	$449,848
Brown & Brown, Inc.	3,621	261,328
Hartford Insurance Group, Inc.	2,394	328,888
2

MFS Active Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Selective Insurance Group, Inc.	4,256	$388,530
Willis Towers Watson PLC	1,197	405,244
		$1,833,838
Machinery & Tools – 3.3%
Nordson Corp.	1,255	$403,759
Pentair PLC	4,501	272,130
Wabtec Corp.	1,843	526,969
		$1,202,858
Media – 1.2%
TKO Group Holdings, Inc.	1,197	$218,584
Warner Music Group Corp.	8,379	236,372
		$454,956
Medical & Health Technology & Services – 2.4%
Cencora, Inc.	730	$236,228
ICON PLC (a)	1,413	233,131
Minimed Group, Inc. (a)(l)	19,510	395,272
		$864,631
Medical Equipment – 8.7%
Agilent Technologies, Inc.	3,506	$538,381
Align Technology, Inc. (a)	1,896	302,962
Becton, Dickinson and Co.	3,123	587,468
Boston Scientific Corp. (a)	4,893	236,332
DexCom, Inc. (a)	4,208	383,181
STERIS PLC	2,228	518,322
Waters Corp. (a)	1,442	597,896
		$3,164,542
Natural Gas - Pipeline – 1.7%
Cheniere Energy, Inc.	2,128	$620,716
Non-Global Systemically Important Banks – 2.3%
M&T Bank Corp.	1,995	$466,710
Prosperity Bancshares, Inc.	5,055	361,736
		$828,446
Pharmaceuticals & Biotechnology – 0.7%
Illumina, Inc. (a)	1,191	$254,433
Pollution Control – 1.2%
GFL Environmental, Inc.	10,149	$428,822
Real Estate – 2.5%
CBRE Group, Inc., “A” (a)	2,079	$303,139
NNN REIT, Inc.	6,384	288,557
Regency Centers Corp., REIT	4,256	318,221
		$909,917
3

MFS Active Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 1.4%
Extra Space Storage, Inc., REIT	1,442	$203,466
Rexford Industrial Realty, Inc., REIT	8,047	298,061
		$501,527
Restaurants – 2.3%
Aramark	7,714	$434,375
U.S. Foods Holding Corp. (a)	3,720	390,005
		$824,380
Retail & E-commerce – 1.9%
Burlington Stores, Inc. (a)	1,341	$348,338
Ross Stores, Inc.	1,506	344,181
		$692,519
Semiconductor & Electronic Components – 2.2%
Entegris, Inc.	2,758	$373,130
Microchip Technology, Inc.	5,719	420,060
		$793,190
Software – 5.0%
Descartes Systems Group, Inc. (a)	3,838	$309,497
Kinaxis, Inc. (a)	2,134	272,672
MongoDB, Inc. (a)	696	315,546
nCino, Inc. (a)	12,457	281,528
Pegasystems, Inc.	5,288	194,651
Snowflake, Inc., “A” (a)	1,342	444,779
		$1,818,673
Transportation & Logistics – 1.7%
C.H. Robinson Worldwide, Inc.	1,734	$259,510
Saia, Inc. (a)	969	344,121
		$603,631
Travel, Gaming, & Lodging – 2.7%
Hyatt Hotels Corp.	2,457	$410,246
Southwest Airlines Co.	5,323	205,095
Viking Holdings Ltd. (a)	4,158	358,170
		$973,511
Utilities – 6.0%
Alliant Energy Corp.	6,384	$433,984
Ameren Corp.	3,857	408,881
American Water Works Co., Inc.	2,254	311,570
Atmos Energy Corp.	2,261	375,620
PG&E Corp.	19,152	254,147
PPL Corp.	11,305	385,840
		$2,170,042
Total Common Stocks (Identified Cost, $33,402,877)		$36,021,174
4

MFS Active Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds – 0.5%
Money Market Funds – 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $168,051)	168,051	$168,051
Collateral for Securities Loaned – 2.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $1,021,575)	1,021,575	$1,021,575
Other Assets, Less Liabilities – (2.7)%		(990,147)
Net Assets – 100.0%		$36,220,653

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Active Mid Cap ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $991,408 of securities on loan (identified cost, $34,592,503)	$37,210,800
Receivables for
Interest and dividends	34,323
Total assets	$37,245,123
Liabilities
Payable to custodian	$529
Collateral for securities loaned, at value	1,021,575
Payable to affiliates
Investment adviser	2,366
Total liabilities	$1,024,470
Net assets	$36,220,653
Net assets consist of
Paid-in capital	$33,312,852
Total distributable earnings (loss)	2,907,801
Net assets	$36,220,653
Shares of beneficial interest outstanding (unlimited number of shares authorized)	1,330,000
Net asset value per share (net assets of $36,220,653 / 1,330,000 shares of beneficial interest outstanding)	$27.23
See Notes to Financial Statements
6

MFS Active Mid Cap ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$273,289
Income on securities loaned	10,089
Other	378
Foreign taxes withheld	(1,064)
Total investment income	$282,692
Expenses
Management fee	$101,998
Total expenses	$101,998
Net investment income (loss)	$180,694
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(166,537)
Foreign currency	5
In-kind redemptions – unaffiliated issuers	634,743
Net realized gain (loss)	$468,211
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,026,210
Translation of assets and liabilities in foreign currencies	5
Net unrealized gain (loss)	$1,026,215
Net realized and unrealized gain (loss)	$1,494,426
Change in net assets from operations	$1,675,120
See Notes to Financial Statements
7

MFS Active Mid Cap ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26(c)
Change in net assets
From operations
Net investment income (loss)	$180,694	$98,504
Net realized gain (loss)	468,211	38,591
Net unrealized gain (loss)	1,026,215	1,592,087
Change in net assets from operations	$1,675,120	$1,729,182
Total distributions to shareholders	$(151,668)	$(92,003)
Change in net assets from fund share transactions	$1,013,206	$32,046,816
Total change in net assets	$2,536,658	$33,683,995
Net assets
At beginning of period	33,683,995	—
At end of period	$36,220,653	$33,683,995

(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
See Notes to Financial Statements
8

MFS Active Mid Cap ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26 (c)
Net asset value, beginning of period	$26.11	$24.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.08
Net realized and unrealized gain (loss)	1.09	1.16
Total from investment operations	$1.23	$1.24
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)
Net asset value, end of period (x)	$27.23	$26.11
Total return (%) (s)(x)	4.76 (n)	5.00 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.59 (a)	0.59 (a)
Net investment income (loss)	1.04 (a)	0.76 (a)
Portfolio turnover rate (e)	9 (n)	8 (n)
Net assets at end of period (000 omitted)	$36,221	$33,684

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Active Mid Cap ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Mid Cap ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
10

MFS Active Mid Cap ETF
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$36,021,174	$—	$—	$36,021,174
Investment Companies	1,189,626	—	—	1,189,626
Total	$37,210,800	$—	$—	$37,210,800
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $991,408.  The fair value of the fund's investment securities on loan and a related liability of $1,021,575 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
11

MFS Active Mid Cap ETF
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
The tax character of distributions made during the six months ended August 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26 (c)
Ordinary income (including any short-term capital gains)	$92,003

(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$34,592,503
Gross appreciation	4,468,055
Gross depreciation	(1,849,758)
Net unrealized appreciation (depreciation)	$2,618,297
As of 2/28/26
Undistributed ordinary income	6,393
Capital loss carryforwards	(214,131)
Net unrealized appreciation (depreciation)	1,592,087
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
12

MFS Active Mid Cap ETF
Notes to Financial Statements (unaudited) - continued
Short-Term	$(214,131)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.59% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
Other — At August 31, 2026, MFS held approximately 89% of the outstanding shares of the fund.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $378, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $4,560,256 and $3,062,258, respectively.  Securities received and delivered in-kind through subscriptions and redemptions aggregated $1,012,661 and $1,418,099, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26 (c)
	Shares	Amount	Shares	Amount
Shares sold	110,000	$2,831,832	1,350,000	$33,553,414
Shares reacquired	(70,000)	(1,818,626)	(60,000)	(1,506,598)
Net change	40,000	$1,013,206	1,290,000	$32,046,816

(c)	For the period from the commencement of the fund’s investment operations, September 24, 2025, through the stated period end.
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Mid Cap ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Mid Cap ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Mid Cap ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Blended Research International Equity ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research International Equity ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Aerospace & Defense – 0.6%
MTU Aero Engines Holding AG	7,407	$3,029,326
Alcoholic Beverages – 1.2%
Ambev S.A., ADR (l)	1,275,247	$3,659,959
Pernod Ricard S.A.	32,058	2,401,783
		$6,061,742
Apparel, Footwear, & Accessories – 1.4%
Burberry Group PLC (a)	105,038	$1,542,820
Christian Dior S.A.	3,073	1,446,338
Compagnie Financiere Richemont S.A.	7,672	1,823,684
LVMH Moet Hennessy Louis Vuitton SE	3,760	1,979,754
		$6,792,596
Auto & Auto Components – 2.0%
Compagnie Generale des Etablissements Michelin	32,713	$1,329,922
Mahindra & Mahindra Ltd.	51,300	1,768,905
Maruti Suzuki India Ltd.	5,743	817,392
PT Astra International Tbk	6,408,237	1,736,356
Suzuki Motor Corp.	282,593	3,939,497
		$9,592,072
Brokerage & Asset Managers – 0.5%
Brookfield Corp.	54,475	$2,245,460
Business Services – 3.8%
CGI, Inc.	17,257	$1,298,589
Infosys Technologies Ltd., ADR (l)	210,279	2,535,965
ISS A/S	94,894	4,249,656
Kanzhun Ltd., ADR	58,284	1,011,810
Recruit Holdings Co. Ltd.	28,629	3,264,333
Scout24 AG	35,283	3,270,440
Tata Consultancy Services Ltd.	112,295	2,830,698
		$18,461,491
Chemicals – 0.9%
Sime Darby Berhad	1,617,726	$1,044,731
Teijin Ltd.	97,873	1,077,063
UPL Ltd.	246,700	1,457,294
Yara International A.S.A.	22,237	1,085,225
		$4,664,313
Construction – 1.5%
Anhui Conch Cement Co. Ltd.	964,943	$2,084,147
Compagnie de Saint-Gobain S.A.	34,107	3,102,801
Techtronic Industries Co. Ltd.	124,505	2,152,266
		$7,339,214
EBIFS-SEM
1

MFS Blended Research International Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 0.8%
Deutsche Boerse AG	5,429	$1,816,143
IG Group Holdings PLC	109,780	2,082,528
		$3,898,671
Electrical Equipment – 1.3%
Contemporary Amperex Technology Co. Ltd., “A”	23,500	$1,271,371
Legrand S.A.	3,998	634,121
Mitsubishi Electric Corp.	62,131	2,172,154
Siemens Energy AG	6,393	1,055,798
Signify N.V.	58,936	1,053,555
		$6,186,999
Energy - Independent – 4.4%
Cenovus Energy, Inc.	154,904	$4,980,164
Eni S.p.A.	126,404	3,421,745
MOL Hungarian Oil & Gas PLC (a)	171,839	2,762,236
Orlen S.A.	42,251	1,748,544
PetroChina Co. Ltd.	3,934,027	5,104,205
TotalEnergies SE	39,217	3,440,579
		$21,457,473
Engineering - Construction – 2.1%
Doosan Bobcat, Inc.	37,209	$1,693,790
Eiffage S.A.	7,539	954,505
JGC Corp.	149,904	2,211,260
Koninklijke BAM Groep N.V.	54,781	739,390
Samsung E&A Co. Ltd.	40,607	1,397,479
VINCI S.A.	25,699	3,377,602
		$10,374,026
Entertainment & Leisure – 3.6%
Giant Network Group Co. Ltd., “A”	338,600	$1,383,151
NetEase, Inc., ADR	39,293	4,785,102
Sankyo Co. Ltd.	64,653	812,665
Sony Group Corp.	170,056	4,275,085
Tencent Holdings Ltd., ADR	92,288	5,277,951
Yamaha Corp.	160,602	1,347,147
		$17,881,101
Food & Beverages – 0.7%
Arca Continental S.A.B. de C.V.	61,492	$704,737
AVI Ltd.	196,951	1,041,396
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	201,400	794,229
JBS N.V., “A”	58,276	783,229
		$3,323,591
Food & Drug Stores – 2.0%
Carrefour S.A.	104,153	$1,896,344
Jeronimo Martins SGPS S.A.	104,254	2,179,731
Sugi Holdings Co. Ltd.	129,306	1,068,849
Tesco PLC	731,762	4,534,303
		$9,679,227
2

MFS Blended Research International Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 9.6%
Barclays PLC	859,526	$5,784,276
BNP Paribas S.A.	69,982	8,354,735
China Construction Bank Corp.	3,861,532	4,680,078
Industrial & Commercial Bank of China, “H”	919,962	888,455
ING Groep N.V.	228,597	8,094,582
Mizuho Financial Group, Inc.	64,653	3,489,845
Toronto-Dominion Bank	64,746	7,828,439
UBS Group AG	142,787	7,821,622
		$46,942,032
Hardware, Peripherals, & Assembly – 5.9%
Hitachi Ltd.	26,961	$914,787
Hon Hai Precision Industry Co. Ltd.	618,627	4,875,378
King Slide Works Co. Ltd.	3,335	1,490,773
Kioxia Holdings Corp. (a)	3,325	1,040,480
Lenovo Group Ltd.	788,248	3,020,874
Samsung Electronics Co. Ltd.	8,320	1,580,593
SK hynix, Inc.	8,327	10,185,151
SK Square Co. Ltd.	4,562	3,456,667
Wix.com Ltd. (a)(l)	26,003	2,294,765
		$28,859,468
Insurance – 3.7%
AIA Group Ltd.	553,641	$5,385,647
Manulife Financial Corp.	99,955	4,239,092
Sompo Holdings, Inc.	136,655	5,859,698
Zurich Insurance Group AG	3,861	2,830,492
		$18,314,929
Machinery & Tools – 2.2%
Aalberts Industries N.V.	62,841	$3,200,010
Delta Electronics, Inc.	22,205	1,287,977
Finning International, Inc.	13,347	875,675
GEA Group AG	69,343	5,412,646
		$10,776,308
Media – 0.1%
Spotify Technology S.A. (a)	1,350	$733,887
Medical & Health Technology & Services – 0.3%
M3, Inc.	131,603	$1,510,860
Medical Equipment – 1.7%
Fisher & Paykel Healthcare Corp. Ltd.	130,891	$3,438,411
Koninklijke Philips N.V.	89,472	2,380,948
Smith & Nephew PLC	178,919	2,575,876
		$8,395,235
Metals & Mining – 7.3%
Agnico Eagle Mines Ltd.	10,869	$2,207,603
Itochu Corp.	337,345	4,451,476
Kinross Gold Corp.	208,408	6,393,957
OceanaGold Corp.	164,409	4,836,361
3

MFS Blended Research International Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
PLS Group Ltd. (a)	362,119	$1,401,270
Rio Tinto PLC	89,140	9,269,023
Sumitomo Corp.	126,552	1,419,204
Toyota Tsusho Corp.	90,633	4,242,589
Vale S.A., ADR	107,217	1,617,904
		$35,839,387
Natural Gas - Pipeline – 0.5%
APA Group	285,052	$2,224,481
Network & Telecom – 1.0%
Accton Technology Corp.	38,607	$2,476,680
LM Ericsson Telephone Co., “B”	227,008	2,292,443
		$4,769,123
Non-Global Systemically Important Banks – 9.8%
AIB Group PLC	415,976	$5,298,032
Banco Bilbao Vizcaya Argentaria S.A.	268,687	7,811,694
BPER Banca S.p.A.	370,203	6,129,350
China Merchants Bank Co. Ltd.	377,945	2,456,646
Credicorp Ltd.	6,393	2,342,267
Grupo Financiero Banorte S.A. de C.V.	239,696	2,714,207
Japan Post Bank Co. Ltd.	109,722	2,338,675
KB Financial Group, Inc., ADR	22,307	2,783,691
NatWest Group PLC	785,380	7,230,110
Oversea-Chinese Banking Corp. Ltd.	129,402	3,208,836
Raiffeisen International Bank Holding AG	29,741	2,204,012
Shinhan Financial Group Co. Ltd., ADR	43,017	3,405,656
		$47,923,176
Oil Services – 0.5%
Tenaris S.A.	84,721	$2,354,895
Pharmaceuticals & Biotechnology – 4.8%
Astellas Pharma, Inc.	126,669	$1,880,410
Bayer AG	17,179	978,557
Gedeon Richter PLC	36,842	1,538,246
GSK PLC	139,759	3,510,039
Novartis AG	54,495	8,309,586
Roche Holding AG	2,468	1,077,145
Sanofi S.A.	51,263	4,573,614
Sanofi S.A., ADR	39,961	1,772,670
		$23,640,267
Real Estate – 1.5%
Charter Hall Group, REIT	113,333	$1,569,062
Emaar Properties PJSC	544,674	1,601,568
Scentre Group Ltd., REIT	1,621,958	4,172,639
		$7,343,269
4

MFS Blended Research International Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 2.4%
Aritzia, Inc. (a)	36,457	$3,474,062
De'Longhi S.p.A.	37,355	1,836,251
Dollarama, Inc.	35,386	4,469,878
PDD Holdings, Inc., ADR (a)	10,230	859,320
Shimamura Co. Ltd.	29,876	612,294
Vipshop Holdings Ltd., ADR	53,181	696,671
		$11,948,476
Semiconductor & Electronic Components – 10.3%
Advantest Corp.	9,405	$1,983,439
ASML Holding N.V.	7,672	12,937,581
Dai Nippon Printing Co. Ltd.	200,335	3,888,819
MediaTek, Inc.	20,966	2,594,148
Renesas Electronics Corp.	91,770	1,948,569
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,849	24,856,487
Tokyo Electron Ltd.	6,322	2,233,575
		$50,442,618
Software – 0.9%
Check Point Software Technologies Ltd. (a)	15,334	$2,130,046
Constellation Software, Inc.	280	634,108
Shopify, Inc. (a)	12,161	1,792,166
		$4,556,320
Telecom Services – 1.6%
KDDI Corp.	193,798	$3,590,267
LG Uplus Corp.	146,022	1,599,350
MTN Group Ltd.	115,122	1,351,117
PT Telkom Indonesia (Persero) Tbk	85,321	1,243,980
		$7,784,714
Tobacco – 1.7%
British American Tobacco PLC	121,181	$6,779,832
Imperial Brands PLC	42,890	1,468,591
		$8,248,423
Transportation & Logistics – 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	710,836	$2,706,668
Travel, Gaming, & Lodging – 0.9%
Japan Airlines Co. Ltd.	168,126	$3,169,925
Lottery Corp. Ltd.	186,539	667,032
OPAP S.A.	45,986	721,103
		$4,558,060
Utilities – 2.3%
AXIA Energia	343,324	$3,519,675
AXIA Energia, ADR	134,419	1,367,041
CLP Holdings Ltd.	251,872	2,528,858
E.ON SE	106,732	2,206,746
5

MFS Blended Research International Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
ENGIE S.A.	64,448	$1,841,545
		$11,463,865
Total Common Stocks (Identified Cost, $442,173,497)		$472,323,763
Preferred Stocks – 2.5%
Hardware, Peripherals, & Assembly – 2.5%
Samsung Electronics Co. Ltd. (Identified Cost, $9,117,170)	89,078	$12,138,716
Mutual Funds – 0.9%
Money Market Funds – 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $4,541,423)	4,541,423	$4,541,423
Collateral for Securities Loaned – 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $5,453,750)	5,453,750	$5,453,750
Other Assets, Less Liabilities – (0.9)%		(4,495,044)
Net Assets – 100.0%		$489,962,608

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research International Equity ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $5,239,375 of securities on loan (identified cost, $461,285,840)	$494,457,652
Cash	9,252
Foreign currency, at value (identified cost, $130,673)	131,046
Receivables for
Interest and dividends	836,698
Total assets	$495,434,648
Liabilities
Collateral for securities loaned, at value	$5,453,750
Payable to affiliates
Investment adviser	18,290
Total liabilities	$5,472,040
Net assets	$489,962,608
Net assets consist of
Paid-in capital	$452,694,671
Total distributable earnings (loss)	37,267,937
Net assets	$489,962,608
Shares of beneficial interest outstanding (unlimited number of shares authorized)	15,800,000
Net asset value per share (net assets of $489,962,608 / 15,800,000 shares of beneficial interest outstanding)	$31.01
See Notes to Financial Statements
7

MFS Blended Research International Equity ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,255,362
Income on securities loaned	86,611
Other	18,820
Interest	182
Foreign taxes withheld	(522,865)
Total investment income	$4,838,110
Expenses
Management fee	$518,603
Miscellaneous	138
Total expenses	$518,741
Net investment income (loss)	$4,319,369
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $844 foreign capital gains tax)	$(1,912,786)
Foreign currency	(52,705)
In-kind redemptions – unaffiliated issuers	2,350,863
Net realized gain (loss)	$385,372
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,745 decrease in deferred foreign capital gains tax)	$21,779,072
Translation of assets and liabilities in foreign currencies	785
Net unrealized gain (loss)	$21,779,857
Net realized and unrealized gain (loss)	$22,165,229
Change in net assets from operations	$26,484,598
See Notes to Financial Statements
8

MFS Blended Research International Equity ETF
Financial Statements |  Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26(c)
Change in net assets
From operations
Net investment income (loss)	$4,319,369	$250,754
Net realized gain (loss)	385,372	479,947
Net unrealized gain (loss)	21,779,857	11,393,942
Change in net assets from operations	$26,484,598	$12,124,643
Total distributions to shareholders	$(500,019)	$(170,002)
Change in net assets from fund share transactions	$317,756,781	$134,084,953
Miscellaneous capital	$119,336	$62,318
Total change in net assets	$343,860,696	$146,101,912
Net assets
At beginning of period	146,101,912	—
At end of period	$489,962,608	$146,101,912

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
See Notes to Financial Statements
9

MFS Blended Research International Equity ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/26 (unaudited)	2/28/26 (c)
Net asset value, beginning of period	$29.37	$24.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.11
Net realized and unrealized gain (loss)	1.25	4.42
Total from investment operations	$1.67	$4.53
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.07)
Miscellaneous capital (d)	$0.01	$0.03
Net asset value, end of period (x)	$31.01	$29.37
Total return (%) (s)(x)	5.72 (n)	18.38 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34 (a)	0.34 (a)
Net investment income (loss)	2.83 (a)	1.10 (a)
Portfolio turnover rate (e)	18 (n)	8 (n)
Net assets at end of period (000 omitted)	$489,963	$146,102

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Blended Research International Equity ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research International Equity ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Blended Research International Equity ETF
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$484,462,479	$—	$—	$484,462,479
Investment Companies	9,995,173	—	—	9,995,173
Total	$494,457,652	$—	$—	$494,457,652
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $5,239,375.  The fair value of the fund's investment securities on loan and a related liability of $5,453,750 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The
12

MFS Blended Research International Equity ETF
Notes to Financial Statements (unaudited) - continued
liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and redemptions in-kind.
The tax character of distributions made during the six months ended August 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/26 (c)
Ordinary income (including any short-term capital gains)	$170,002

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Blended Research International Equity ETF
Notes to Financial Statements (unaudited) - continued
As of 8/31/26
Cost of investments	$461,705,533
Gross appreciation	42,901,400
Gross depreciation	(10,149,281)
Net unrealized appreciation (depreciation)	$32,752,119
As of 2/28/26
Undistributed ordinary income	493,681
Capital loss carryforwards	(176,274)
Other temporary differences	(10,841)
Net unrealized appreciation (depreciation)	10,976,792
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(176,274)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $17,318, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $121,349,790 and $55,009,052, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $259,847,663 and $8,363,120, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized
14

MFS Blended Research International Equity ETF
Notes to Financial Statements (unaudited) - continued
Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26		Year ended 2/28/26 (c)
	Shares	Amount	Shares	Amount
Shares sold	11,125,000	$326,857,478	5,125,002	$138,345,981
Shares reacquired	(300,000)	(9,100,697)	(150,002)	(4,261,028)
Net change	10,825,000	$317,756,781	4,975,000	$134,084,953

(c)	For the period from the commencement of the fund’s investment operations, October 22, 2025, through the stated period end.
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research International Equity ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research International Equity ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Active International Value ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active International Value ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 2.0%
BAE Systems PLC	9,994	$276,796
Dassault Aviation S.A.	684	225,479
		$502,275
Alcoholic Beverages – 1.2%
Diageo PLC	13,262	$307,108
Auto & Auto Components – 2.8%
Aptiv PLC (a)	3,652	$163,464
Compagnie Generale des Etablissements Michelin	9,006	366,132
USS Co. Ltd.	13,942	173,980
		$703,576
Business Services – 1.1%
Experian PLC	6,384	$263,316
Chemicals – 2.7%
Akzo Nobel N.V.	3,838	$275,060
FUJIFILM Holdings Corp.	8,930	189,501
Nitto Denko Corp.	9,956	218,876
		$683,437
Construction – 1.7%
Techtronic Industries Co. Ltd.	24,776	$428,292
Consumer Products – 1.5%
Haleon PLC	76,992	$384,122
Diversified Financial Services – 2.7%
Deutsche Boerse AG	1,026	$343,224
IG Group Holdings PLC	17,632	334,479
		$677,703
Electrical Equipment – 3.5%
Legrand S.A.	798	$126,570
Mitsubishi Electric Corp.	10,108	353,385
Schneider Electric SE	1,178	403,103
		$883,058
Energy - Independent – 7.6%
Cenovus Energy, Inc.	13,300	$427,228
Eni S.p.A.	24,358	659,369
TotalEnergies SE	9,310	816,783
		$1,903,380
EILFS-SEM
1

MFS Active International Value ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 3.8%
Seven & I Holdings Co. Ltd.	34,546	$438,123
Tesco PLC	80,750	500,361
		$938,484
Global Systemically Important Banks – 14.0%
Barclays PLC	87,818	$590,981
BNP Paribas S.A.	8,875	1,059,534
Mitsubishi UFJ Financial Group, Inc.	19,264	443,765
Mizuho Financial Group, Inc.	3,990	215,373
Toronto-Dominion Bank	2,758	333,658
UBS Group AG	15,960	874,261
		$3,517,572
Hardware, Peripherals, & Assembly – 5.6%
Capgemini SE	3,610	$449,720
Hitachi Ltd.	12,920	439,806
NEC Corp.	7,920	243,326
Samsung Electronics Co. Ltd.	1,391	264,255
		$1,397,107
Insurance – 3.8%
Manulife Financial Corp.	7,486	$317,545
Sompo Holdings, Inc.	4,978	213,454
Willis Towers Watson PLC	1,254	424,542
		$955,541
Machinery & Tools – 0.5%
Daikin Industries Ltd.	988	$130,837
Media – 5.3%
Informa PLC	25,042	$305,862
Publicis Groupe S.A.	4,601	539,506
Wolters Kluwer N.V.	6,004	494,034
		$1,339,402
Medical Equipment – 1.5%
Smith & Nephew PLC	26,448	$380,769
Metals & Mining – 4.9%
Glencore PLC	78,660	$634,816
Rio Tinto PLC	5,700	592,702
		$1,227,518
Non-Global Systemically Important Banks – 14.1%
ABN AMRO Group N.V., GDR	6,688	$324,022
AIB Group PLC	35,264	449,136
Bank of Ireland Group PLC	21,356	470,943
BPER Banca S.p.A.	29,260	484,450
Eurobank S.A.	29,128	155,161
FinecoBank S.p.A.	8,626	237,663
NatWest Group PLC	116,014	1,068,010
2

MFS Active International Value ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
Resona Holdings, Inc.	21,850	$346,044
		$3,535,429
Pharmaceuticals & Biotechnology – 5.1%
GSK PLC	14,540	$365,171
Roche Holding AG	902	393,673
Sanofi S.A.	5,669	505,780
		$1,264,624
Retail & E-commerce – 0.7%
Alibaba Group Holding Ltd., ADR	1,558	$177,643
Semiconductor & Electronic Components – 0.9%
NXP Semiconductors N.V.	950	$213,408
Telecom Services – 0.9%
Koninklijke KPN N.V.	44,536	$213,751
Tobacco – 3.5%
British American Tobacco PLC	11,033	$617,274
Imperial Brands PLC	7,866	269,339
		$886,613
Travel, Gaming, & Lodging – 1.8%
Ryanair Holdings PLC, ADR	8,284	$458,685
Utilities – 3.5%
E.ON SE	17,024	$351,981
National Grid PLC	33,326	528,334
		$880,315
Total Common Stocks (Identified Cost, $23,195,427)		$24,253,965
Preferred Stocks – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA (Identified Cost, $496,488)	6,270	$553,793
Mutual Funds – 0.6%
Money Market Funds – 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $145,267)	145,267	$145,267
Other Assets, Less Liabilities – 0.5%		119,787
Net Assets – 100.0%		$25,072,812

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
3

MFS Active International Value ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $23,837,182)	$24,953,025
Foreign currency, at value (identified cost, $30,195)	30,469
Receivables for
Interest and dividends	90,881
Total assets	$25,074,375
Liabilities
Payable to affiliates
Investment adviser	$1,563
Total liabilities	$1,563
Net assets	$25,072,812
Net assets consist of
Paid-in capital	$23,835,348
Total distributable earnings (loss)	1,237,464
Net assets	$25,072,812
Shares of beneficial interest outstanding (unlimited number of shares authorized)	950,000
Net asset value per share (net assets of $25,072,812 / 950,000 shares of beneficial interest outstanding)	$26.39
See Notes to Financial Statements
4

MFS Active International Value ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (c) (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$132,562
Other	61
Foreign taxes withheld	(6,365)
Total investment income	$126,258
Expenses
Management fee	$28,752
Miscellaneous	12
Total expenses	$28,764
Net investment income (loss)	$97,494
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,227)
Foreign currency	1,324
In-kind redemptions – unaffiliated issuers	27,576
Net realized gain (loss)	$23,673
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,115,843
Translation of assets and liabilities in foreign currencies	454
Net unrealized gain (loss)	$1,116,297
Net realized and unrealized gain (loss)	$1,139,970
Change in net assets from operations	$1,237,464
(c) For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
See Notes to Financial Statements
5

MFS Active International Value ETF
Financial Statements |  Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended
8/31/26(c) (unaudited)
Change in net assets
From operations
Net investment income (loss)	$97,494
Net realized gain (loss)	23,673
Net unrealized gain (loss)	1,116,297
Change in net assets from operations	$1,237,464
Change in net assets from fund share transactions	$23,846,486
Miscellaneous capital	$(11,138)
Total change in net assets	$25,072,812
Net assets
At beginning of period	—
At end of period	$25,072,812

(c)	For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
See Notes to Financial Statements
6

MFS Active International Value ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
Six months ended
8/31/26 (c) (unaudited)
Net asset value, beginning of period	$24.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12
Net realized and unrealized gain (loss)	1.37
Total from investment operations	$1.49
Miscellaneous capital (d)	$(0.01)
Net asset value, end of period (x)	$26.39
Total return (%) (s)(x)	5.93 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.57 (a)
Net investment income (loss)	1.93 (a)
Portfolio turnover rate (e)	2 (n)
Net assets at end of period (000 omitted)	$25,073

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Active International Value ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active International Value ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
8

MFS Active International Value ETF
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$24,807,758	$—	$—	$24,807,758
Investment Companies	145,267	—	—	145,267
Total	$24,953,025	$—	$—	$24,953,025
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
9

MFS Active International Value ETF
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$23,837,182
Gross appreciation	1,623,730
Gross depreciation	(507,887)
Net unrealized appreciation (depreciation)	$1,115,843
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.57% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the period ended August 31, 2026.
Other — At August 31, 2026, MFS held approximately 88% of the outstanding shares of the fund.
(4) Portfolio Securities
For the period ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $1,528,792 and $552,209, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $22,880,617 and $187,634, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
10

MFS Active International Value ETF
Notes to Financial Statements (unaudited) - continued
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the NYSE Arca, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26 (c)
	Shares	Amount
Shares sold	1,000,000	$25,165,910
Shares reacquired	(50,000)	(1,319,424)
Net change	950,000	$23,846,486

(c)	For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active International Value ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active International Value ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active International Value ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
12

MFS Active International Value ETF
Board Approval of Investment Management Agreement
MFS Active International Value ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment management agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In March and April 2026, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund. The independent Trustees observed that with respect to this Fund, MFS was proposing a unitary management fee structure, pursuant to which MFS would receive a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the total expense ratios for Class R6 shares of MFS mutual funds in the same Morningstar category as the Fund, and (iii) the Unitary Fees for certain fully transparent actively-managed exchange-traded funds (“ETFs”) in similar Morningstar categories that MFS believes will be key competitors to the Fund. In addition, in connection with the independent Trustees’ May, June, and July 2025 meetings for the purpose of considering whether to approve the continuation of the investment advisory agreements for the MFS-advised mutual funds that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered the proposed Unitary Fee structure to which the Fund would be subject, observing that many of the competitors of the Fund have adopted similar unitary fee structures. In assessing the reasonableness of the Fund’s proposed Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the Agreement and descriptions of various services to be performed or procured by MFS under the Agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses which would be excluded from the Unitary Fee and therefore would be payable by the Fund. The Trustees also considered the Fund’s proposed Unitary Fee as compared with the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund's proposed Unitary Fee and proposed total expense ratio would each be approximately at the applicable Broadridge expense group median.
The Trustees considered that the Agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
13

MFS Active International Value ETF
Board Approval of Investment Management Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Unitary Fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
14

MFS Blended Research Small-Mid Cap ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.6%
BWX Technologies, Inc.	742	$112,999
Curtiss-Wright Corp.	271	157,866
Huntington Ingalls Industries, Inc.	212	61,735
Leonardo DRS, Inc.	2,438	92,644
Moog, Inc., “A”	116	43,094
RBC Bearings, Inc. (a)	177	87,484
Textron, Inc.	2,013	162,167
		$717,989
Apparel, Footwear, & Accessories – 1.4%
Columbia Sportswear Co.	1,622	$93,103
PVH Corp.	241	17,873
Reformation, Inc. (a)	4,184	59,873
Wolverine World Wide, Inc.	10,603	209,197
		$380,046
Auto & Auto Components – 1.0%
Aptiv PLC (a)	923	$41,313
Dana, Inc.	742	22,245
Garrett Motion, Inc.	1,205	32,475
Group 1 Automotive, Inc.	68	18,329
Lear Corp.	848	105,991
Modine Manufacturing Co. (a)	318	56,741
		$277,094
Brokerage & Asset Managers – 4.0%
Compass Diversified Holdings (a)	1,166	$13,479
Evercore Partners, Inc.	212	60,723
GCM Grosvenor, Inc., “A”	14,513	200,134
Hamilton Lane, Inc., “A”	517	56,260
Marex Group Ltd.	281	20,367
PJT Partners, Inc.	954	172,092
StoneX Group, Inc. (a)	367	25,132
TPG, Inc.	3,601	194,886
WisdomTree Investments, Inc.	8,050	193,683
XP, Inc.	8,686	158,346
		$1,095,102
Business Services – 2.3%
CoStar Group, Inc. (a)	742	$23,796
Dropbox, Inc. (a)	927	32,621
GigaCloud Technology, Inc. (a)	471	22,858
GoDaddy, Inc. (a)	2,092	204,765
Innodata, Inc. (a)	212	11,961
Remitly Global, Inc. (a)	2,544	68,027
TransUnion	424	36,002
TriNet Group, Inc.	1,487	104,521
ESMFS-SEM
1

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
WEX, Inc. (a)	725	$138,170
		$642,721
Chemicals – 2.4%
Albemarle Corp.	1,239	$167,228
Avient Corp.	4,237	186,682
Chemours Co.	4,283	66,644
Compass Minerals International, Inc. (a)	1,041	25,879
Eastman Chemical Co.	2,226	161,252
Huntsman Corp.	4,343	41,606
Orion S.A.	3,181	19,849
		$669,140
Construction – 2.5%
Hovnanian Enterprises, Inc., “A” (a)	636	$78,947
KB Home	1,656	88,265
Masco Corp.	1,484	107,085
Meritage Homes Corp.	536	37,214
Simpson Manufacturing Co., Inc.	1,177	214,932
SiteOne Landscape Supply, Inc. (a)	1,637	161,294
		$687,737
Consumer Products – 0.8%
Helen of Troy Ltd. (a)	1,937	$58,304
Herbalife Ltd. (a)	5,085	55,884
Newell Brands, Inc.	2,578	16,112
Prestige Consumer Healthcare, Inc. (a)	1,546	80,052
		$210,352
Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc. (a)	520	$38,573
Maplebear, Inc. (a)	2,332	117,813
Phoenix Educations Partners, Inc.	5,816	169,304
Strategic Education, Inc.	415	34,379
		$360,069
Containers – 0.4%
Avery Dennison Corp.	694	$120,832
Diversified Financial Services – 1.0%
Bread Financial Holdings, Inc.	954	$99,664
Happen, Inc. (a)	3,813	67,033
Sezzle, Inc. (a)	212	25,557
SLM Corp.	3,389	88,012
		$280,266
Electrical Equipment – 2.4%
Advanced Drainage Systems, Inc.	1,484	$201,423
Daktronics, Inc. (a)	954	18,632
EnerSys	503	92,481
nVent Electric PLC	1,484	223,713
Powell Industries, Inc.	68	12,222
TriMas Corp.	1,688	65,461
2

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Versigent PLC	848	$40,195
		$654,127
Energy - Independent – 1.8%
Antero Resources Corp. (a)	5,191	$199,750
Chord Energy Corp.	1,060	155,936
HF Sinclair Corp.	348	35,360
Riley Exploration Permian, Inc.	530	20,686
Talos Energy, Inc. (a)	5,060	87,336
		$499,068
Energy - Renewables – 0.3%
Generac Holdings, Inc. (a)	106	$19,650
Green Plains, Inc. (a)	4,131	59,693
		$79,343
Engineering - Construction – 2.9%
Argan, Inc.	106	$45,049
Comfort Systems USA, Inc.	33	51,005
Fluor Corp. (a)	1,908	104,005
Jacobs Solutions, Inc.	1,269	189,144
Legence Corp., “A” (a)	1,272	68,141
MYR Group, Inc. (a)	625	182,138
Primoris Services Corp.	1,060	76,437
Tutor Perini Corp.	954	84,448
		$800,367
Entertainment & Leisure – 2.4%
Brunswick Corp.	2,332	$176,999
Corsair Gaming, Inc. (a)	12,360	150,174
Madison Square Garden Entertainment Corp. (a)	369	28,668
Malibu Boats, Inc., “A” (a)	424	11,431
New York Times Co., “A”	1,728	116,242
Outfront Media, Inc., REIT	1,378	40,486
Polaris, Inc.	1,810	116,817
Sturm Ruger & Co., Inc.	358	13,593
USA Today Co., Inc. (a)	1,572	9,888
		$664,298
Food & Beverages – 1.1%
Celsius Holdings, Inc. (a)	560	$17,612
J.M. Smucker Co.	1,440	188,870
Seneca Foods Corp., “A” (a)	424	84,075
Vita Coco Co., Inc. (a)	317	18,613
		$309,170
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	16,176	$199,774
Hardware, Peripherals, & Assembly – 3.4%
Box, Inc., “A” (a)	8,156	$291,822
Coherent Corp. (a)	223	61,956
EPAM Systems, Inc. (a)	106	12,490
3

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
Globant S.A. (a)	1,316	$53,574
MediaAlpha, Inc., “A” (a)	4,624	58,355
Pitney Bowes, Inc.	6,145	105,264
Q2 Holdings, Inc. (a)	530	34,471
Rubrik, Inc., “A” (a)	531	49,404
TD Synnex Corp.	199	50,317
Workiva, Inc. (a)	318	25,440
Zebra Technologies Corp., “A” (a)	530	187,382
		$930,475
Health Maintenance Organizations – 0.1%
Molina Healthcare, Inc. (a)	107	$21,268
Insurance – 4.3%
AXIS Capital Holdings Ltd.	1,908	$188,472
Equitable Holdings, Inc.	4,025	201,773
Everest Group Ltd.	719	269,374
Hanover Insurance Group, Inc.	106	23,968
Jackson Financial, Inc.	317	42,297
Lincoln National Corp.	6,145	261,716
Pelagos Insurance Capital Ltd.	766	18,698
RenaissanceRe Holdings Ltd.	244	79,944
Voya Financial, Inc.	935	94,734
		$1,180,976
Internet – 0.6%
Cars.com, Inc. (a)	4,131	$48,332
Etsy, Inc. (a)	1,378	112,073
		$160,405
Machinery & Tools – 4.0%
AGCO Corp.	1,908	$225,736
Applied Industrial Technologies, Inc.	41	13,283
Eastman Kodak Co. (a)	3,707	33,289
Flowserve Corp.	2,753	217,735
Nordson Corp.	650	209,118
Pentair PLC	1,166	70,496
Terex Corp.	2,094	132,990
Timken Co.	1,696	204,283
		$1,106,930
Media – 1.4%
Roku, Inc. (a)	1,908	$299,423
TKO Group Holdings, Inc.	530	96,783
		$396,206
Medical & Health Technology & Services – 3.9%
Agilon Health, Inc. (a)	212	$18,633
AMN Healthcare Services, Inc. (a)	2,544	87,208
Azenta, Inc. (a)	3,495	114,112
Charles River Laboratories International, Inc. (a)	636	183,321
Chemed Corp.	98	50,834
Fortrea Holdings, Inc. (a)	3,177	58,361
4

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Lumexa Imaging Holdings, Inc. (a)	1,696	$19,792
Nutex Health, Inc. (a)	106	20,008
Pediatrix Medical Group, Inc. (a)	3,283	86,113
Tenet Healthcare Corp. (a)	636	169,119
Universal Health Services, Inc.	1,582	269,462
		$1,076,963
Medical Equipment – 1.9%
Align Technology, Inc. (a)	848	$135,502
Avantor, Inc. (a)	3,179	46,223
Bio-Rad Laboratories, Inc., “A” (a)	212	81,857
Bioventus, Inc., “A” (a)	1,908	26,044
Embecta Corp.	6,675	34,309
Envista Holdings Corp. (a)	7,205	195,544
Myriad Genetics, Inc. (a)	2,549	8,208
		$527,687
Metals & Mining – 2.7%
Alcoa Corp.	1,696	$84,715
ATI, Inc. (a)	530	108,226
Caledonia Mining Corp. PLC	2,753	69,678
Carpenter Technology Corp.	106	50,500
Coeur Mining, Inc.	6,993	145,315
Hecla Mining Co.	4,237	84,189
NioCorp Developments Ltd. (a)	2,226	9,327
Ryerson Holding Corp.	424	10,625
SSR Mining, Inc.	4,237	159,354
USA Rare Earth, Inc. (a)	636	11,334
		$733,263
Network & Telecom – 0.2%
Ciena Corp. (a)	154	$58,951
Non-Global Systemically Important Banks – 6.6%
Banc of California, Inc.	7,205	$134,157
Beacon Financial Corp.	6,993	217,133
Carter Bankshares, Inc.	1,689	52,764
Cathay General Bancorp, Inc.	3,919	239,882
Dave, Inc. (a)	106	38,109
Eagle Bancorp, Inc.	2,786	76,030
Hanmi Financial Corp.	2,226	69,006
Hope Bancorp, Inc.	5,810	80,120
Metro Bank Holdings PLC	636	57,736
Midland States Bancorp, Inc.	2,859	93,747
Northpointe Bancshares, Inc.	4,243	72,089
OceanFirst Financial Corp.	698	13,150
Peapack-Gladstone Financial Corp.	1,802	80,441
Popular, Inc.	1,590	267,422
UMB Financial Corp.	1,696	240,204
Western Alliance Bancorp.	1,166	91,100
		$1,823,090
5

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 2.0%
Forum Energy Technologies, Inc. (a)	1,060	$86,888
Nabors Industries Ltd. (a)	212	19,852
Oil States International, Inc. (a)	6,357	56,069
Patterson-UTI Energy, Inc.	5,085	64,274
TechnipFMC PLC	4,025	314,554
		$541,637
Pharmaceuticals & Biotechnology – 8.0%
ACADIA Pharmaceuticals, Inc. (a)	2,438	$70,483
AnaptysBio, Inc. (a)	742	42,316
Arvinas, Inc. (a)	4,661	42,881
Ascendis Pharma A.S., ADR (a)	331	87,066
Biomarin Pharmaceutical, Inc. (a)	1,836	119,762
CG Oncology, Inc. (a)	636	47,802
Cogent Biosciences, Inc. (a)	1,696	59,360
Corcept Therapeutics, Inc. (a)	530	60,075
Cullinan Therapeutics, Inc. (a)	1,166	25,734
Cytokinetics, Inc. (a)	1,060	75,165
Exelixis, Inc. (a)	1,237	67,590
Harmony Biosciences Holdings (a)	2,076	81,753
Indivior Pharmaceuticals, Inc. (a)	1,166	40,728
Inhibrx Biosciences, Inc. (a)	242	30,661
Ionis Pharmaceuticals, Inc. (a)	1,057	63,800
Jazz Pharmaceuticals PLC (a)	530	132,860
Kiniksa Pharmaceuticals International PLC (a)	800	62,904
Kymera Therapeutics, Inc. (a)	742	88,157
Liquidia Corp. (a)	212	14,452
Mirum Pharmaceuticals, Inc. (a)	916	89,814
Nature's Sunshine Products, Inc. (a)	1,272	17,999
Neurocrine Biosciences, Inc. (a)	954	146,945
Novavax, Inc. (a)	6,066	56,838
Oruka Therapeutics, Inc. (a)	848	78,542
Pacira BioSciences, Inc. (a)	2,830	73,297
Praxis Precision Medicines, Inc. (a)	212	74,264
PTC Therapeutics, Inc. (a)	424	29,485
Revolution Medicines, Inc. (a)	494	101,551
Sarepta Therapeutics, Inc. (a)	2,332	49,042
Syndax Pharmaceuticals, Inc. (a)	692	13,349
Tarsus Pharmaceuticals, Inc. (a)	613	45,509
Travere Therapeutics, Inc. (a)	742	49,180
Ultragenyx Pharmaceutical, Inc. (a)	2,156	54,353
Vanda Pharmaceuticals, Inc. (a)	1,696	9,158
Viatris, Inc.	3,535	58,363
Zymeworks, Inc. (a)	1,590	46,762
		$2,208,000
Real Estate – 3.9%
CBL & Associates Properties, Inc., REIT	1,590	$86,957
Essential Properties Realty Trust, REIT	7,422	222,660
Federal Realty Investment Trust, REIT	742	86,094
Four Corners Property Trust, Inc., REIT	8,349	207,723
Jones Lang LaSalle, Inc. (a)	424	155,129
St. Joe Co.	207	13,683
Urban Edge Properties, REIT	6,761	143,063
6

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	1,833	$128,236
Xenia Hotels & Resorts Inc., REIT	848	15,900
		$1,059,445
Real Estate - Storage & Office – 1.7%
Easterly Government Properties, Inc., REIT	2,753	$67,531
Highwoods Properties, Inc., REIT	4,065	124,389
Piedmont Office Realty Trust, Inc., REIT (a)	22,778	217,986
Postal Realty Trust, Inc., “A”, REIT	2,965	69,529
		$479,435
Restaurants – 2.1%
Aramark	5,085	$286,336
Bloomin Brands, Inc. (a)	8,156	84,007
Cava Group, Inc. (a)	1,060	69,695
Dutch Bros, Inc., “A” (a)	318	15,537
First Watch Restaurant Group, Inc. (a)	2,120	26,882
Texas Roadhouse, Inc.	483	94,475
		$576,932
Retail & E-commerce – 2.3%
Bath & Body Works, Inc.	3,916	$75,383
BJ's Wholesale Club Holdings, Inc. (a)	1,060	96,089
Capri Holdings Ltd. (a)	3,919	51,927
Carter's, Inc.	1,802	58,367
Gap, Inc.	10,193	227,406
Rush Enterprises, Inc., “A”	954	73,296
Signet Jewelers Ltd.	530	43,608
		$626,076
Semiconductor & Electronic Components – 4.2%
Advanced Energy Industries, Inc.	530	$146,736
Allegro MicroSystems, Inc. (a)	1,026	37,192
Ambarella, Inc. (a)	318	22,063
Amkor Technology, Inc.	1,940	91,762
Benchmark Electronics, Inc.	212	14,899
Cirrus Logic, Inc. (a)	636	69,648
Diodes, Inc. (a)	1,060	96,248
Flex Ltd. (a)	883	96,468
Formfactor, Inc. (a)	1,414	142,263
Kulicke & Soffa Industries, Inc.	530	42,432
MACOM Technology Solutions Holdings, Inc. (a)	212	55,932
MaxLinear, Inc., “A” (a)	882	52,841
Penguin Solutions, Inc. (a)	294	14,429
Photronics, Inc. (a)	1,166	32,811
Rambus, Inc. (a)	653	56,609
Sanmina Corp. (a)	150	29,508
TTM Technologies, Inc. (a)	636	75,633
Ultra Clean Holdings, Inc. (a)	212	14,380
VICOR Corp. (a)	212	39,788
Vishay Intertechnology, Inc.	530	16,128
		$1,147,770
7

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – 6.7%
Appian Corp. (a)	1,010	$43,380
BILL Holdings, Inc. (a)	5,435	267,565
CCC Intelligent Holdings, Inc. (a)	5,191	38,725
Clear Secure, Inc., “A”	1,484	65,519
DigitalOcean, Inc. (a)	324	35,864
Elastic N.V. (a)	1,492	145,545
Guidewire Software, Inc. (a)	212	43,407
HubSpot, Inc. (a)	106	27,704
JFrog Ltd. (a)	1,278	127,889
Okta, Inc. (a)	1,328	229,797
Paycom Software, Inc.	424	101,378
Paylocity Holding Corp. (a)	562	90,044
Pegasystems, Inc.	5,765	212,210
Qualys, Inc. (a)	636	118,385
RingCentral, Inc.	636	44,278
Teradata Corp. (a)	2,438	70,702
UiPath, Inc., “A” (a)	1,802	33,643
Unity Software, Inc. (a)	424	17,850
Upwork, Inc. (a)	7,944	71,734
Vertex, Inc., “A” (a)	1,060	15,010
Zeta Global Holdings Corp. (a)	969	30,010
		$1,830,639
Special Products & Services – 0.1%
Pangaea Logistics Solutions Ltd.	4,791	$38,903
Telecom Services – 1.0%
EchoStar Corp., “A” (a)	530	$45,813
Iridium Communications, Inc.	2,226	104,577
Liberty Capital Corp., “C” (a)	2,769	72,077
Lumen Technologies, Inc. (a)	5,827	36,419
Millicom International Cellular S.A.	106	9,939
		$268,825
Tobacco – 0.2%
Mativ Holdings, Inc.	3,919	$46,597
Transportation & Logistics – 0.9%
Ardmore Shipping Corp.	1,908	$33,180
Costamare, Inc.	3,601	55,023
Teekay Tankers Ltd.	424	38,008
XPO, Inc. (a)	672	130,361
		$256,572
Travel, Gaming, & Lodging – 2.8%
Allegiant Travel Co. (a)	744	$56,581
American Airlines Group, Inc. (a)	2,355	31,627
Boyd Gaming Corp.	1,590	123,368
DiamondRock Hospitality Co., REIT	1,038	12,778
DraftKings, Inc. (a)	954	23,173
Host Hotels & Resorts, Inc., REIT	8,474	185,835
Pebblebrook Hotel Trust, REIT	4,555	82,536
Penn Entertainment, Inc. (a)	5,708	95,381
8

MFS Blended Research Small-Mid Cap ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – continued
Ryman Hospitality Properties, Inc., REIT	1,230	$155,915
		$767,194
Utilities – 3.4%
New Jersey Resources Corp.	226	$12,055
ONE Gas, Inc.	207	16,409
Portland General Electric Co.	4,237	207,020
Southwest Gas Holdings, Inc.	1,933	170,742
Spire, Inc.	961	78,648
Talen Energy Corp. (a)	730	215,905
UGI Corp.	6,277	241,350
		$942,129
Total Common Stocks (Identified Cost, $26,475,370)		$27,453,863
Mutual Funds – 0.2%
Money Market Funds – 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $52,646)	52,646	$52,646
Other Assets, Less Liabilities – 0.1%		18,907
Net Assets – 100.0%		$27,525,416

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

MFS Blended Research Small-Mid Cap ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $26,528,016)	$27,506,509
Receivables for
Dividends	20,065
Total assets	$27,526,574
Liabilities
Payable to affiliates
Investment adviser	$1,158
Total liabilities	$1,158
Net assets	$27,525,416
Net assets consist of
Paid-in capital	$26,577,774
Total distributable earnings (loss)	947,642
Net assets	$27,525,416
Shares of beneficial interest outstanding (unlimited number of shares authorized)	1,060,000
Net asset value per share (net assets of $27,525,416 / 1,060,000 shares of beneficial interest outstanding)	$25.97
See Notes to Financial Statements
10

MFS Blended Research Small-Mid Cap ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (c) (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$79,370
Other	81
Foreign taxes withheld	(43)
Total investment income	$79,408
Expenses
Management fee	$23,207
Total expenses	$23,207
Net investment income (loss)	$56,201
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(128,902)
In-kind redemptions – unaffiliated issuers	41,850
Net realized gain (loss)	$(87,052)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$978,493
Net realized and unrealized gain (loss)	$891,441
Change in net assets from operations	$947,642
(c) For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
See Notes to Financial Statements
11

MFS Blended Research Small-Mid Cap ETF
Financial Statements |  Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended
8/31/26(c) (unaudited)
Change in net assets
From operations
Net investment income (loss)	$56,201
Net realized gain (loss)	(87,052)
Net unrealized gain (loss)	978,493
Change in net assets from operations	$947,642
Change in net assets from fund share transactions	$26,577,774
Total change in net assets	$27,525,416
Net assets
At beginning of period	—
At end of period	$27,525,416

(c)	For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
See Notes to Financial Statements
12

MFS Blended Research Small-Mid Cap ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
Six months ended
8/31/26 (c) (unaudited)
Net asset value, beginning of period	$24.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06
Net realized and unrealized gain (loss)	1.02
Total from investment operations	$1.08
Net asset value, end of period (x)	$25.97
Total return (%) (s)(x)	4.31 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.38 (a)
Net investment income (loss)	0.92 (a)
Portfolio turnover rate (e)	13 (n)
Net assets at end of period (000 omitted)	$27,525

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Blended Research Small-Mid Cap ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Small-Mid Cap ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
14

MFS Blended Research Small-Mid Cap ETF
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$27,453,863	$—	$—	$27,453,863
Investment Companies	52,646	—	—	52,646
Total	$27,506,509	$—	$—	$27,506,509
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
15

MFS Blended Research Small-Mid Cap ETF
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$26,528,872
Gross appreciation	2,607,308
Gross depreciation	(1,629,671)
Net unrealized appreciation (depreciation)	$977,637
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.38% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the period ended August 31, 2026.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period ended August 31, 2026, this reimbursement amounted to $81, which is included in “Other” income in the Statement of Operations.
At August 31, 2026, MFS held approximately 98% of the outstanding shares of the fund.
(4) Portfolio Securities
For the period ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $3,947,076 and $3,397,639, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $26,476,653 and $463,668, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the NYSE Arca, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
16

MFS Blended Research Small-Mid Cap ETF
Notes to Financial Statements (unaudited) - continued
	Six months ended 8/31/26 (c)
	Shares	Amount
Shares sold	1,080,000	$27,090,400
Shares reacquired	(20,000)	(512,626)
Net change	1,060,000	$26,577,774

(c)	For the period from the commencement of the fund’s investment operations, June 4, 2026, through the stated period end.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small-Mid Cap ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small-Mid Cap ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small-Mid Cap ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Blended Research Small-Mid Cap ETF
Board Approval of Investment Management Agreement
MFS Blended Research Small-Mid Cap ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment management agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In March and April 2026, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund. The independent Trustees observed that with respect to this Fund, MFS was proposing a unitary management fee structure, pursuant to which MFS would receive a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the total expense ratios for Class R6 shares of MFS mutual funds in the same Morningstar category as the Fund, and (iii) the Unitary Fees for certain fully transparent actively-managed exchange-traded funds (“ETFs”) in similar Morningstar categories that MFS believes will be key competitors to the Fund. In addition, in connection with the independent Trustees’ May, June, and July 2025 meetings for the purpose of considering whether to approve the continuation of the investment advisory agreements for the MFS-advised mutual funds that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered the proposed Unitary Fee structure to which the Fund would be subject, observing that many of the competitors of the Fund have adopted similar unitary fee structures. In assessing the reasonableness of the Fund’s proposed Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the Agreement and descriptions of various services to be performed or procured by MFS under the Agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses which would be excluded from the Unitary Fee and therefore would be payable by the Fund. The Trustees also considered the Fund’s proposed Unitary Fee as compared with the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund's proposed Unitary Fee and proposed total expense ratio would each be lower than the applicable Broadridge expense group median.
The Trustees considered that the Agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
19

MFS Blended Research Small-Mid Cap ETF
Board Approval of Investment Management Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Unitary Fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
20

MFS Blended Research Emerging Markets Equity ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Emerging Markets Equity ETF
Portfolio of Investments − 8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 0.1%
Hindustan Aeronautics Ltd.	590	$29,764
Alcoholic Beverages – 0.8%
Ambev S.A., ADR	58,656	$168,343
China Resources Beer Holdings Co. Ltd.	12,558	30,952
		$199,295
Apparel, Footwear, & Accessories – 0.4%
Eclat Textile Co. Ltd.	5,000	$48,704
Shenzhou International Group Holdings Ltd.	11,011	49,307
		$98,011
Auto & Auto Components – 3.4%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., “A”	2,700	$31,497
Hero MotoCorp Ltd.	823	47,124
Hyundai Mobis	79	26,178
Kia Corp.	550	52,645
Mahindra & Mahindra Ltd.	8,433	290,783
Maruti Suzuki India Ltd.	1,949	277,398
PT Astra International Tbk	429,400	116,349
Yadea Group Holdings Ltd.	24,000	28,659
Yutong Bus Co. Ltd., “A”	5,500	24,382
		$895,015
Brokerage & Asset Managers – 1.2%
Banco BTG Pactual S.A.	5,720	$60,395
Investec Ltd.	12,138	104,785
Korea Investment Holdings Co. Ltd.	440	61,792
XP, Inc.	3,627	66,120
Yuanta Financial Holding Co. Ltd.	16,640	34,306
		$327,398
Business Services – 2.4%
Infosys Technologies Ltd., ADR	16,679	$201,149
Kanzhun Ltd., ADR	9,622	167,038
Tata Consultancy Services Ltd.	10,740	270,730
		$638,917
Chemicals – 1.3%
SABIC Agri-Nutrients Co.	3,224	$112,144
Sime Darby Berhad	63,510	41,015
UPL Ltd.	33,112	195,597
		$348,756
Conglomerates – 0.1%
Koc Holding A.S.	5,317	$23,676
EBEFS-SEM
1

MFS Blended Research Emerging Markets Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.2%
Anhui Conch Cement Co. Ltd.	88,563	$191,284
CEMEX S.A.B. de C.V., ADR	17,641	189,464
Haier Smart Home Co. Ltd., “H”	6,708	18,451
Midea Group Co. Ltd., “H”	15,344	198,494
		$597,693
Diversified Financial Services – 0.3%
B3 S.A. - Brasil Bolsa Balcao	21,642	$67,747
Electrical Equipment – 0.9%
Contemporary Amperex Technology Co. Ltd., “A”	3,100	$167,713
NARI Technology Co. Ltd., “A”	24,000	82,037
		$249,750
Energy - Independent – 4.1%
Bharat Petroleum Corp. Ltd.	46,771	$159,235
China Petroleum & Chemical Corp.	395,880	241,666
MOL Hungarian Oil & Gas PLC (a)	10,327	166,002
Oil & Natural Gas Corp. Ltd.	22,300	54,308
PetroChina Co. Ltd.	275,892	357,956
Ultrapar Participacoes S.A.	14,696	98,757
		$1,077,924
Engineering - Construction – 1.0%
Doosan Bobcat, Inc.	3,554	$161,781
Samsung E&A Co. Ltd.	2,779	95,639
		$257,420
Entertainment & Leisure – 4.5%
Giant Network Group Co. Ltd., “A”	22,900	$93,545
NetEase, Inc., ADR	2,768	337,087
Tencent Holdings Ltd., ADR	13,307	761,027
		$1,191,659
Food & Beverages – 2.1%
AVI Ltd.	21,569	$114,048
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	50,400	198,755
NongShim Co. Ltd.	154	49,904
Orion Corp.	2,094	198,904
		$561,611
Food & Drug Stores – 0.3%
Walmart de Mexico S.A.B. de C.V.	28,070	$77,737
Global Systemically Important Banks – 2.2%
China Construction Bank Corp.	489,627	$593,415
Hardware, Peripherals, & Assembly – 18.7%
Hon Hai Precision Industry Co. Ltd.	64,656	$509,552
King Slide Works Co. Ltd.	1,000	447,008
Largan Precision Co. Ltd.	1,000	241,158
Lenovo Group Ltd.	81,938	314,018
Lite-On Technology Corp.	11,000	105,763
2

MFS Blended Research Emerging Markets Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
Samsung Electronics Co. Ltd.	7,910	$1,502,703
SK hynix, Inc.	1,283	1,569,299
SK Square Co. Ltd.	381	288,687
		$4,978,188
Insurance – 1.6%
China Pacific Insurance Co. Ltd.	48,276	$186,121
DB Insurance Co. Ltd.	312	41,285
Old Mutual Ltd.	160,102	129,642
Powszechny Zaklad Ubezpieczen S.A.	1,247	24,830
Samsung Fire & Marine Insurance Co. Ltd.	79	38,386
		$420,264
Internet – 0.2%
NHN Corp.	1,030	$55,918
Machinery & Tools – 1.9%
AirTAC International Group	4,095	$183,954
Chevron Holdings Ltd.	8,944	22,501
Delta Electronics, Inc.	5,173	300,054
		$506,509
Medical & Health Technology & Services – 0.1%
Bumrungrad Hospital PCL	6,600	$38,115
Metals & Mining – 3.9%
AngloGold Ashanti PLC	1,612	$181,060
Baoshan Iron & Steel Co. Ltd., “A”	159,000	137,708
Caledonia Mining Corp. PLC	1,884	47,684
Compania de Minas Buenaventura S.A.A., ADR	1,795	61,568
Industries Qatar Q.P.S.C.	69,561	190,858
Kumba Iron Ore Ltd.	8,196	121,731
National Aluminium Co. Ltd.	24,790	99,362
Vale S.A., ADR	3,784	57,101
Vedanta Aluminium Metal Ltd.	18,090	82,704
Vedanta Ltd.	18,566	54,265
		$1,034,041
Network & Telecom – 1.0%
Accton Technology Corp.	4,290	$275,208
Non-Global Systemically Important Banks – 14.0%
ABSA Group Ltd.	2,133	$30,324
Akbank T.A.S.	17,622	26,236
Axis Bank Ltd.	16,354	223,365
Banco Bradesco S.A., ADR	50,419	165,374
Bank of Cyprus Holdings PLC	10,834	134,651
Canara Bank Ltd.	73,084	97,439
China Merchants Bank Co. Ltd.	29,328	190,632
China Minsheng Banking Corp. Ltd.	49,715	22,072
CIMB Group Holdings Berhad	51,700	102,218
Credicorp Ltd.	708	259,397
Emirates NBD Bank PJSC	26,173	215,772
3

MFS Blended Research Emerging Markets Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
Eurobank S.A.	34,218	$182,275
Grupo Financiero Banorte S.A. de C.V.	9,315	105,479
HDFC Bank Ltd., ADR	3,789	86,010
Huaxia Bank Co. Ltd., “A”	138,100	128,033
ICICI Bank Ltd., ADR	3,980	120,833
Itau Unibanco Holding S.A., ADR	5,524	42,038
KB Financial Group, Inc., ADR	3,316	413,804
KGI Financial Holding Co. Ltd.	173,603	185,249
National Bank of Greece S.A.	10,217	200,324
Nedbank Group Ltd.	1,533	28,036
Ping An Bank Co. Ltd., “A”	14,100	24,592
Saudi Awwal Bank	17,504	158,975
Saudi National Bank	2,329	26,859
Shinhan Financial Group Co. Ltd., ADR	3,823	302,667
Shriram Finance Ltd.	17,740	206,864
Standard Bank Group Ltd.	1,160	22,889
Turkiye Is Bankasi A.S., “C”	68,278	17,883
		$3,720,290
Pharmaceuticals & Biotechnology – 2.6%
Gedeon Richter PLC	3,645	$152,188
Hugel, Inc. (a)	200	36,826
PharmaEssentia Corp.	4,931	216,845
Sun Pharmaceutical Industries Ltd.	13,678	285,225
		$691,084
Real Estate – 0.4%
Emaar Development PJSC	26,920	$93,521
Retail & E-commerce – 2.5%
Alibaba Group Holding Ltd., ADR	3,941	$449,353
Mercadolibre, Inc. (a)	30	58,086
PDD Holdings, Inc., ADR (a)	1,274	107,016
Shinsegae Co. Ltd.	180	54,450
		$668,905
Semiconductor & Electronic Components – 17.3%
ASE Technology Holding Co. Ltd., ADR	8,755	$323,497
Chicony Electronics Co. Ltd.	8,000	26,858
Eoptolink Technology Inc., Ltd., “A”	1,060	63,392
MediaTek, Inc.	3,352	414,747
Novatek Microelectronics Corp.	6,000	102,137
Realtek Semiconductor Corp.	1,000	22,729
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,676	3,603,316
United Microelectronics Corp.	12,502	50,841
		$4,607,517
Software – 0.2%
Totvs S.A.	5,957	$40,755
4

MFS Blended Research Emerging Markets Equity ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 2.1%
Advanced Info Service Public Co. Ltd.	16,236	$173,817
MTN Group Ltd.	9,023	105,897
Operadora de Sites Mexicanos, S.A.B. de C.V.	69,889	69,534
PT Telkom Indonesia (Persero) Tbk	13,170	192,019
Turkcell Iletisim Hizmetleri A.S.	8,960	17,647
		$558,914
Transportation & Logistics – 0.5%
International Container Terminal Services, Inc.	10,172	$144,597
Travel, Gaming, & Lodging – 0.5%
H World Group Ltd., ADR	2,832	$134,010
Utilities – 1.4%
AXIA Energia, ADR	30,039	$305,497
CIA Saneamento Minas Gerais	1,990	21,208
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	8,654	42,058
		$368,763
Total Common Stocks (Identified Cost, $22,231,327)		$25,572,387
Preferred Stocks – 2.7%
Hardware, Peripherals, & Assembly – 2.7%
Samsung Electronics Co. Ltd. (Identified Cost, $434,193)	5,181	$706,018
Mutual Funds – 1.0%
Money Market Funds – 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62% (j) (Identified Cost, $277,097)	277,097	$277,097
Other Assets, Less Liabilities – 0.1%		24,179
Net Assets – 100.0%		$26,579,681

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Blended Research Emerging Markets Equity ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $22,942,617)	$26,555,502
Foreign currency, at value (identified cost, $7,566)	7,571
Receivables for
Interest and dividends	24,779
Total assets	$26,587,852
Liabilities
Payable to affiliates
Investment adviser	$1,288
Deferred foreign capital gains tax expense payable	6,883
Total liabilities	$8,171
Net assets	$26,579,681
Net assets consist of
Paid-in capital	$22,832,111
Total distributable earnings (loss)	3,747,570
Net assets	$26,579,681
Shares of beneficial interest outstanding (unlimited number of shares authorized)	975,000
Net asset value per share (net assets of $26,579,681 / 975,000 shares of beneficial interest outstanding)	$27.26
See Notes to Financial Statements
6

MFS Blended Research Emerging Markets Equity ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/26 (c) (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$381,443
Other	3,600
Income on securities loaned	37
Foreign taxes withheld	(46,579)
Total investment income	$338,501
Expenses
Management fee	$51,235
Miscellaneous	20
Total expenses	$51,255
Net investment income (loss)	$287,246
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $842 foreign capital gains tax)	$(199,430)
Foreign currency	(30,355)
In-kind redemptions – unaffiliated issuers	84,116
Net realized gain (loss)	$(145,669)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $6,883 increase in deferred foreign capital gains tax)	$3,606,002
Translation of assets and liabilities in foreign currencies	(9)
Net unrealized gain (loss)	$3,605,993
Net realized and unrealized gain (loss)	$3,460,324
Change in net assets from operations	$3,747,570
(c) For the period from the commencement of the fund’s investment operations, March 5, 2026, through the stated period end.
See Notes to Financial Statements
7

MFS Blended Research Emerging Markets Equity ETF
Financial Statements |  Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended
8/31/26(c) (unaudited)
Change in net assets
From operations
Net investment income (loss)	$287,246
Net realized gain (loss)	(145,669)
Net unrealized gain (loss)	3,605,993
Change in net assets from operations	$3,747,570
Change in net assets from fund share transactions	$22,778,648
Miscellaneous capital	$53,463
Total change in net assets	$26,579,681
Net assets
At beginning of period	—
At end of period	$26,579,681

(c)	For the period from the commencement of the fund’s investment operations, March 5, 2026, through the stated period end.
See Notes to Financial Statements
8

MFS Blended Research Emerging Markets Equity ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
Six months ended
8/31/26 (c) (unaudited)
Net asset value, beginning of period	$23.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31
Net realized and unrealized gain (loss)	3.70
Total from investment operations	$4.01
Miscellaneous capital (d)	$0.06
Net asset value, end of period (x)	$27.26
Total return (%) (s)(x)	17.55 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.44 (a)
Net investment income (loss)	2.47 (a)
Portfolio turnover rate (e)	14 (n)
Net assets at end of period (000 omitted)	$26,580

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 5, 2026, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Blended Research Emerging Markets Equity ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Emerging Markets Equity ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS Blended Research Emerging Markets Equity ETF
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$7,091,926	$—	$—	$7,091,926
South Korea	5,656,886	—	—	5,656,886
China	5,352,713	—	—	5,352,713
India	2,782,155	—	—	2,782,155
Brazil	1,135,393	—	—	1,135,393
South Africa	886,096	—	—	886,096
Mexico	442,214	—	—	442,214
Greece	382,599	—	—	382,599
Peru	320,965	—	—	320,965
Other Countries	2,015,526	211,932	—	2,227,458
Investment Companies	277,097	—	—	277,097
Total	$26,343,570	$211,932	$—	$26,555,502
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent
11

MFS Blended Research Emerging Markets Equity ETF
Notes to Financial Statements (unaudited) - continued
provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three-year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/26
Cost of investments	$22,942,615
Gross appreciation	4,577,550
Gross depreciation	(964,663)
Net unrealized appreciation (depreciation)	$3,612,887
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.44% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses
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MFS Blended Research Emerging Markets Equity ETF
Notes to Financial Statements (unaudited) - continued
(such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2026.
Other — At August 31, 2026, MFS held approximately 87% of the outstanding shares of the fund.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2026, this reimbursement amounted to $3,600, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended August 31, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $15,602,769 and $3,298,871, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $10,616,493 and $140,869, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants may pay a fixed purchase or redemption transaction fee to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units.  An additional variable fee may be charged for certain transactions. These variable fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the NYSE Arca, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/26 (c)
	Shares	Amount
Shares sold	1,000,000	$23,429,829
Shares reacquired	(25,000)	(651,181)
Net change	975,000	$22,778,648

(c)	For the period from the commencement of the fund’s investment operations, March 5, 2026, through the stated period end.
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ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Emerging Markets Equity ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Emerging Markets Equity ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
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MFS Blended Research Emerging Markets Equity ETF
Board Approval of Investment Management Agreement
MFS Blended Research Emerging Markets Equity ETF
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment management agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July and September 2025, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS.
In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund. The independent Trustees observed that with respect to this Fund, MFS was proposing a unitary management fee structure, pursuant to which MFS would receive a fee covering investment management and administrative services, with MFS paying the Fund’s ordinary, recurring operating expenses (the “Unitary Fee”), subject to certain exceptions.
In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s proposed Unitary Fee and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the total expense ratios for Class R6 shares of MFS mutual funds in the same Morningstar category as the Fund, and (iii) the Unitary Fees for certain fully transparent actively-managed exchange-traded funds (“ETFs”) in similar Morningstar categories that MFS believes will be key competitors to the Fund. In addition, in connection with the independent Trustees’ May, June, and July 2025 meetings for the purpose of considering whether to approve the continuation of the investment advisory agreements for the MFS-advised mutual funds that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business, (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.
The Trustees considered the proposed Unitary Fee structure to which the Fund would be subject, observing that many of the competitors of the Fund have adopted similar unitary fee structures. In assessing the reasonableness of the Fund’s proposed Unitary Fee, the Trustees considered, among other things, information on unitary fee structures generally, as well as the terms of the Agreement and descriptions of various services to be performed or procured by MFS under the Agreement, including portfolio management and portfolio trading practices and administrative services. The Trustees considered the categories of expenses which would be excluded from the Unitary Fee and therefore would be payable by the Fund. The Trustees also considered the Fund’s proposed Unitary Fee as compared with the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge, the Fund's proposed Unitary Fee would be approximately at the applicable Broadridge expense group median and the Fund’s proposed total expense ratio would be lower than the applicable Broadridge expense group median.
The Trustees considered that the Agreement provides for a unitary fee level that does not include pre-established breakpoints, and considered MFS’ observation that while fee waivers, breakpoints, and expense caps are common for mutual funds, these arrangements are not typically used by ETFs.
The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.
15

MFS Blended Research Emerging Markets Equity ETF
Board Approval of Investment Management Agreement - continued
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the Unitary Fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.
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ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS ACTIVE EXCHANGE TRADED FUNDS TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2026

*  Print name and title of each signing officer under his or her signature.